                                                     REGISTRATION NOS. 333-06071
                                                                        811-4235
                                                     FISCAL YEAR END DECEMBER 31
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                        POST - EFFECTIVE AMENDMENT NO. 5


                            ------------------------

        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

---------------


     It is proposed that this filing will become effective on March 10, 1998 pursuant to Rule 485(b).



     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice will be filed on or before March 30, 1998.


================================================================================

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


ITEM NO. OF
FORM N-8B-2                                CAPTION IN PROSPECTUS
-----------   --------------------------------------------------------------------------------
      1       Cover Page
      2       Cover Page
      3       Not Applicable
      4       DISTRIBUTION OF THE POLICY
      5       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
      6       MONY America Variable Account L
      7       Not required
      8       Not required
      9       Legal Proceedings
     10       THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; CHARGES AND
                DEDUCTIONS; OTHER INFORMATION; VOTING OF FUND SHARES; MORE ABOUT THE POLICY
     11       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE FUNDS; PURCHASE OF
                PORTFOLIO SHARES BY THE VARIABLE ACCOUNT
     12       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE FUNDS; PURCHASE OF
                PORTFOLIO SHARES BY THE VARIABLE ACCOUNT
     13       THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
     14       THE POLICY
     15       THE POLICY
     16       THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     17       THE POLICY
     18       THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     19       VOTING OF FUND SHARES; MORE ABOUT THE POLICY
     20       Not applicable
     21       THE POLICY
     22       Not applicable
     23       Not applicable
     24       IMPORTANT TERMS; MORE ABOUT THE POLICY
     25       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     26       Not applicable
     27       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     28       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     29       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     30       Not applicable
     31       Not applicable
     32       Not applicable
     33       Not applicable
     34       Not applicable

ITEM NO. OF
FORM N-8B-2                                CAPTION IN PROSPECTUS
-----------   --------------------------------------------------------------------------------
     35       MORE ABOUT THE POLICY
     36       Not applicable
     37       Not applicable
     38       INFORMATION ABOUT THE COMPANY AND THE ACCOUNT; MORE ABOUT THE POLICY
     39       MORE ABOUT THE POLICY
     40       Not applicable
     41       MORE ABOUT THE POLICY
     42       Not applicable
     43       Not applicable
     44       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
                THE POLICY
     45       Not applicable
     46       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
                THE POLICY
     47       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
                THE POLICY
     48       Not applicable
     49       Not applicable
     50       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
     51       Cover Page; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY;
                MORE ABOUT THE POLICY
     52       OTHER INFORMATION
     53       OTHER INFORMATION
     54       Not applicable
     55       Not applicable
     56       Not required
     57       Not required
     58       Not required
     59       FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                                   PROSPECTUS
                            DATED             , 1998

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

     This prospectus describes a flexible premium variable life insurance policy (individually, the "Policy," and collectively, the "Policies") offered by MONY Life Insurance Company of America (the "Company"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"). The Policy is designed primarily for situations where one or more Policies are purchased each insuring the life of an individual, who shares a common employment, business or other relationship with other individuals also insured under a Policy. The Policy may be owned individually, or by a corporation, trust, association or similar organization. Each Policy must be a part of a Case, which is a grouping of one or more Policies connected by a non-arbitrary factor, such as a common employer of the Insureds, and the sum of the premiums to be received by the Company in the first Policy year for the Policies representing the Case must be at least $100,000. The Policy, for so long as it remains in force, provides lifetime insurance protection on the Insured named in the Policy through the Maturity Date. The Policy is designed to provide maximum flexibility in connection with premium payments and death benefits by permitting, subject to certain restrictions, the frequency and amount of premium payments to vary and the death benefit payable under the Policy to increase or decrease. A Policy may also be surrendered for its Surrender Value.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named Beneficiary. Death benefit proceeds will consist of the Base Death Benefit under the Policy, plus any amount provided by the Term Insurance Rider, reduced by any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges). The Policy will remain in force as long as the Account Value less Outstanding Debt is sufficient to cover any Monthly Deductions. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy will remain in force if the required premiums (less Partial Surrenders taken and their fees) have been paid and Account Value exceeds Outstanding Debt. The Guaranteed Death Benefit Rider is not available in all states.

     The Policy permits the choice of two death benefits: under Option I, the Base Death Benefit remains fixed at the Specified Amount chosen; under Option II, the Base Death Benefit equals the Specified Amount plus Account Value. Under Option II, the Base Death Benefit will vary daily with the investment performance of the Subaccounts for any Policy Owner who has allocated net premiums to the Variable Account. Under either Option, for so long as the Policy remains in force, the Base Death Benefit will always equal or exceed a multiple of the Cash Value and will never be less than the current Specified Amount.

     The Policy Owner may choose which of the two tests for compliance with the Federal income tax law definition of life insurance will be applied to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. If the Guideline Premium/Cash Value Corridor Test is chosen, premium payments may be limited.

     The Policy also permits an owner of the Policy to obtain loans from the Company in amounts up to 90% of the Account Value of the Policy (less any Outstanding Debt), and it permits an Owner to surrender a part of the Policy and receive a part of the Account Value of the Policy.

     Net premiums may be allocated at the Policy Owner's discretion to one or more of the available Subaccounts that comprise a separate account of the Company called the MONY America Variable Account L (the "Variable Account"), or to the Guaranteed Interest Account of the Company. Any portion of a net premium allocated to one or more of the Subaccounts is invested in the corresponding Portfolios of the MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the

T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust. Not all portfolios of the Funds are available to the Subaccounts of the Variable Account for purchase. Amounts set aside as collateral for any Outstanding Debt are held in the Loan Account, which is part of the General Account of the Company.

     To the extent that all or a portion of net premiums are allocated to the Variable Account, the Account Value under the Policy will vary based upon the investment performance of the Subaccounts to which the Account Value is allocated. Net premiums allocated to the Guaranteed Interest Account are assets of the General Account of the Company and will accrue interest at an interest rate that is guaranteed by the Company. No minimum amount of Account Value is guaranteed, except to the extent premiums are allocated to the Guaranteed Interest Account.

     A Policy may be returned during the Free Look Period (see "Right to Examine a Policy -- Free Look Period," page 19), during which time net premium payments will be invested in the Money Market Subaccount.

     It may not be advantageous to replace existing insurance with the Policy.

     This prospectus generally describes only the portion of the Policy involving the Variable Account. For a brief summary of the Guaranteed Interest Account, see "The Guaranteed Interest Account," page 46.

     In pursuing its investment objective, the High Yield Bond Subaccount purchases shares of the High Yield Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and, therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating premium payments to this subaccount.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION NOR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MONY SERIES FUND, INC., THE ENTERPRISE ACCUMULATION TRUST, THE T. ROWE PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC., THE T. ROWE PRICE INTERNATIONAL SERIES, INC., THE DREYFUS VARIABLE INSURANCE FUND, THE DREYFUS STOCK INDEX FUND, AND THE VAN ECK WORLDWIDE INSURANCE TRUST. THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS


IMPORTANT TERMS.......................................................................     1
SUMMARY OF THE POLICY.................................................................     4
  Purpose of the Policy...............................................................     4
  Explanation of a Case...............................................................     4
  Policy Values.......................................................................     4
  The Death Benefit...................................................................     5
  Premium Features....................................................................     5
  Allocation Options..................................................................     6
  Transfer of Account Value...........................................................     7
  Policy Owner Services...............................................................     7
     Dollar Cost Averaging............................................................     7
     Automatic Rebalancing............................................................     7
  Right to Exchange Policy............................................................     7
  Policy Loans........................................................................     8
  Full Surrender......................................................................     8
  Partial Surrender...................................................................     8
  Free Look Period....................................................................     8
  Grace Period and Lapse..............................................................     8
  Charges and Deductions..............................................................     9
     Deductions from Premiums.........................................................     9
     Deductions from Account Value....................................................     9
     Transaction and Other Charges....................................................    10
  Tax Treatment of Increases in Account Value.........................................    10
  Tax Treatment of Death Benefit......................................................    10
  The Guaranteed Interest Account.....................................................    10
  Contacting the Company..............................................................    10
INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT................................    10
  MONY Life Insurance Company of America..............................................    10
     Year 2000 Issue..................................................................    11
  MONY America Variable Account L.....................................................    12
  The Funds...........................................................................    12
  Purchase of Portfolio Shares by the Variable Account................................    15
     The Money Market Portfolio.......................................................    15
     The Prime Reserve Portfolio......................................................    15
     The Government Securities Portfolio..............................................    16
     The Intermediate Bond Portfolio..................................................    16
     The Limited Term Bond Portfolio..................................................    16
     The Long Term Bond Portfolio.....................................................    16
     The Worldwide Bond Fund..........................................................    16
     The Stock Index Fund.............................................................    16
     The Equity Income Portfolio......................................................    16
     The Equity Portfolio.............................................................    16
     The Capital Appreciation Portfolio...............................................    16
     The Managed Portfolio............................................................    17
     The Personal Strategy Balanced Portfolio.........................................    17
     The Mid-Cap Growth Portfolio.....................................................    17
     The New America Growth Portfolio.................................................    17
     The Small Cap Portfolio..........................................................    17
     The Small Company Stock Portfolio................................................    17
     The International Growth Portfolio...............................................    17
     The International Stock Portfolio................................................    17
     The Worldwide Emerging Markets Fund..............................................    18
     The Worldwide Hard Assets Fund...................................................    18
     The High Yield Bond Portfolio....................................................    18
THE POLICY............................................................................    18
  Application for a Policy............................................................    18

     Temporary Insurance Coverage.....................................................    19
     Initial Premium Payment..........................................................    19
     Policy Date......................................................................    19
     Risk Classification and Evidence of Insurability.................................    20
  Right to Examine a Policy -- Free Look Period.......................................    20
  Premiums............................................................................    20
     Case Premiums....................................................................    20
     Premium Flexibility..............................................................    20
     Scheduled Premiums...............................................................    20
     Choice of Definition of Life Insurance Tests.....................................    21
     Guaranteed Death Benefit Rider Premiums..........................................    21
     Modified Endowment Contracts.....................................................    21
     Unscheduled Premium Payments.....................................................    22
     Premium Payments Affect the Continuation of the Policy...........................    22
  Allocation of Net Premiums..........................................................    22
  Death Benefits Under the Policy.....................................................    23
     Death Benefit Options............................................................    23
     Option I.........................................................................    23
     Option II........................................................................    24
     Changes in Death Benefit Option..................................................    24
  Changes in Death Benefit Amounts....................................................    25
     Scheduled Increases in Death Benefits............................................    25
     Unscheduled Increases in Death Benefit...........................................    25
     Decreases in Death Benefits......................................................    26
  Guaranteed Death Benefit Rider......................................................    26
  Other Optional Insurance Benefits...................................................    27
     Term Insurance Rider.............................................................    27
  Benefits at Maturity................................................................    28
  Policy Values.......................................................................    28
     Account Value....................................................................    28
     Surrender Value..................................................................    28
  Determination of Account Value......................................................    29
  Calculating Unit Values for Each Subaccount.........................................    29
  Transfer of Account Value...........................................................    30
  Policy Owner Services...............................................................    30
     Dollar Cost Averaging............................................................    30
     Automatic Rebalancing............................................................    31
  Right to Exchange Policy............................................................    31
  Policy Loans........................................................................    31
  Full Surrender......................................................................    33
  Partial Surrender...................................................................    33
  Grace Period and Lapse..............................................................    34
     If Guaranteed Death Benefit Rider Is Not in Effect...............................    34
     If Guaranteed Death Benefit Rider Is in Effect...................................    34
  Reinstatement.......................................................................    35
CHARGES AND DEDUCTIONS................................................................    35
  Deductions from Premiums............................................................    35
     Sales Charge.....................................................................    35
     Tax Charges......................................................................    36
  Monthly Deductions from Account Value...............................................    36
     Cost of Insurance................................................................    36
     Mortality and Expense Risk Charge................................................    37
     Administrative Charge............................................................    37
     Guaranteed Death Benefit Charge..................................................    38
     Other Optional Insurance Benefits Charges........................................    38
  Corporate Purchasers................................................................    38
  Transaction and Other Charges.......................................................    38

  Fees and Expenses of the Funds......................................................    38
  Guarantee of Certain Charges........................................................    40
OTHER INFORMATION.....................................................................    40
  Federal Income Tax Considerations...................................................    40
     Definition of Life Insurance.....................................................    40
     Diversification Requirements.....................................................    41
     Tax Treatment of Policies........................................................    41
     Conventional Life Insurance Policies.............................................    42
     Modified Endowment Contracts.....................................................    42
     Reasonableness Requirement for Charges...........................................    43
     Pension and Profit-Sharing Plans.................................................    43
     Other Employee Benefit Programs..................................................    44
     Other............................................................................    44
  Charge for Company Income Taxes.....................................................    44
  Voting of Fund Shares...............................................................    44
  Disregard of Voting Instructions....................................................    45
  Report to Policy Owners.............................................................    45
  Substitution of Investments and Right to Change Operations..........................    45
  Changes to Comply with Law..........................................................    46
PERFORMANCE INFORMATION...............................................................    46
THE GUARANTEED INTEREST ACCOUNT.......................................................    47
  General Description.................................................................    47
  Limitations on Amounts in the Guaranteed Interest Account...........................    47
  Policy Charges......................................................................    48
  Transfers...........................................................................    48
  Surrenders and Policy Loans.........................................................    48
MORE ABOUT THE POLICY.................................................................    49
  Ownership...........................................................................    49
     Joint Owners.....................................................................    49
  Beneficiary.........................................................................    49
  The Policy..........................................................................    49
  Notification and Claims Procedures..................................................    49
  Payments............................................................................    49
  Payment Plan/Settlement Provisions..................................................    50
  Payment in Case of Suicide..........................................................    50
  Assignment..........................................................................    50
  Errors on The Application...........................................................    50
  Incontestability....................................................................    50
  Policy Illustrations................................................................    51
  Distribution of The Policy..........................................................    51
MORE ABOUT THE COMPANY................................................................    52
  Management..........................................................................    52
  State Regulation....................................................................    52
  Records and Accounts................................................................    52
  Legal Proceedings...................................................................    53
  Legal Matters.......................................................................    53
  Experts.............................................................................    53
  Registration Statement..............................................................    53
  Independent Accountants.............................................................    53
  Financial Statements................................................................    53

INDEX TO FINANCIAL STATEMENTS.........................................................   F-1
APPENDIX A............................................................................   A-1
APPENDIX B............................................................................   B-1
APPENDIX C............................................................................   C-1
APPENDIX D............................................................................   D-1
APPENDIX E............................................................................   E-1
APPENDIX F............................................................................   F-1
APPENDIX G............................................................................   G-1

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                IMPORTANT TERMS

     ACCOUNT VALUE -- The Account Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and the Guaranteed Interest Account, as well as any amount set aside in the Company's Loan Account.

     AGE -- The Insured's age as of his or her nearest birthday on the Policy Date, increased by the number of complete Policy Years elapsed.

     AUTOMATIC REBALANCING -- The Policy feature which automatically re-allocates each calendar quarter amounts in the Subaccounts of the Variable Account to match the current Subaccount premium allocation percentages. This is a service provided by the Company which may be discontinued at any time and is not a benefit provided by the Policy.

     BASE DEATH BENEFIT -- Initially this is the Specified Amount for Policies under death benefit Option I, or the Specified Amount plus the Account Value for Policies under death benefit Option II. The Base Death Benefit may subsequently change depending on the death benefit Option and test for the Federal income tax law definition of life insurance chosen.

     BENEFICIARY -- The person or persons named by the Policy Owner in the application or by proper later designation to receive the death benefit proceeds upon the death of the Insured.

     CASH VALUE -- The Cash Value of the Policy at any time is the Account Value, plus any applicable refund of sales charge.

     CASE -- A grouping of one or more Policies connected by a non-arbitrary factor, presented to the Company as a group. (An example of such a factor is a common employer for the Insureds under each Policy in the collection.) (See "Explanation of a Case" on page 4.)

     COMPANY, THE -- MONY Life Insurance Company of America.

     CUSTOMER SERVICE CENTER -- The Company's administrative office located at One MONY Plaza, Syracuse, New York 13202.

     DEATH BENEFIT PERCENTAGE -- The factor used to calculate the applicable increase in the Base Death Benefit under the Federal income tax law definition of life insurance. The factor differs depending on whether the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test is chosen for measuring compliance with the Federal income tax law definition of life insurance. See "Choice of Definition of Life Insurance Tests", page 20 and "Federal Income Tax Considerations -- Definition of Life Insurance", page 39. The Policy Owner may elect to have an alternative Death Benefit Percentage apply to the Policy which may increase the Base Death Benefit above the amount required by the Federal income tax law definition of life insurance.

     DOLLAR COST AVERAGING -- The Policy feature which allows amounts to be automatically transferred on a monthly or quarterly basis from the Money Market Subaccount to the other Subaccounts of the Variable Account. This is a service provided by the Company which may be discontinued at any time and is not a benefit provided by the Policy.

     FREE LOOK PERIOD -- The period which follows the application for the Policy and its issuance to the Policy Owner. the Free Look Period, the Policy Owner may cancel the Policy and receive a refund.

     FUNDS -- The MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, and the Van Eck Worldwide Insurance Trust.

     GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Variable Account or to any other segregated separate account of the Company.

     GUARANTEED INTEREST ACCOUNT -- An account that is part of Company's General Account to which all or a portion of net premium payments may be allocated for accumulation at a fixed rate of interest (which may not be less than 4.0%) declared by Company.

     HOME OFFICE -- The Company's administrative office at 1740 Broadway, New York, New York, 10019. "Home Office" also includes the Company's Syracuse Operations Center at 1 MONY Plaza, Syracuse, NY 13202.

     INSURED -- The person upon whose life the Policy is issued and whose death is the contingency upon which the death benefit proceeds are payable.

     LOAN ACCOUNT -- An account to which amounts are transferred from the Subaccounts and the Guaranteed Interest Account as collateral for any Outstanding Debt. The Loan Account is part of the Company's General Account, and it accumulates interest at a guaranteed rate of not less than 4.0%.

     MATURITY DATE -- The Policy Anniversary on which the Insured is Age 95.

     MINIMUM ANNUAL PREMIUM -- The annual premium amount determined by the Company which is required to place the Policy in force. This Minimum Annual Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 35), and underwriting class of the Insured, and any Riders added to the Policy.

     MONTHLY ANNIVERSARY DAY -- The day each month on which the monthly deduction is due against the Account Value. The first Monthly Anniversary Day is the Policy Date.

     MONTHLY GUARANTEE PREMIUM -- The premium amount stated in the Policy as the amount required to maintain the Guaranteed Minimum Death Benefit Rider.

     NET AMOUNT AT RISK -- The difference between the current Base Death Benefit and the Account Value on any Monthly Anniversary Day.

     OUTSTANDING DEBT -- The unpaid loan balance including accrued loan interest due and unpaid.

     PARTIAL SURRENDER -- The surrender of a portion of the Policy. At least $500 of Account Value less Outstanding Debt must remain after a Partial Surrender, or a full surrender of the Policy will be required.

     POLICY DATE -- The date set forth on page 1 of the Policy that is used to determine the Monthly Anniversary Day, Policy Months, and Policy Years. Policy monthly, quarterly, semiannual and annual Anniversaries are measured from the Policy Date. Each Policy Month starts on the same date in each calendar month as that specified as the Policy Date. Where the Policy Date is the 29th, 30th, or 31st of a month, and there is no such date in a calendar month, the Policy Month for such month will start on the last day of that calendar month.

     POLICY OWNER -- The person, individual, corporation, trust, association, partnership, or other similar organization who owns the Policy. The Policy Owner will be the Insured unless otherwise stated in the application. If the Policy has been absolutely assigned, the assignee becomes the Policy Owner. A collateral assignee is not the Owner.

     PORTFOLIO(S) -- The separate investment portfolios of the Funds.

     RIDER -- The addendum to a Policy which adds an optional insurance benefit to the Policy.

     SALES CHARGE -- The charge deducted from premium payments to cover the costs of distributing the Policy. The Sales Charge is equal to 9% of each premium up to the Target Premium paid during the first ten Policy Years, or the ten Policy Years following an unscheduled increase in the Specified Amount. The Sales Charge does not apply to premium amounts in excess of the Target Premium paid during the first ten Policy years, nor any premium paid after the tenth Policy year.

     SCHEDULED PREMIUMS -- The premium amount specified on the application as the amount the Policy Owner intends to pay at fixed intervals over a specified period of time. Within specified limits, premiums in excess of the Scheduled Premiums may be paid. Scheduled Premiums may be changed at any time subject to our rules.

     SPECIFIED AMOUNT -- The minimum death benefit for so long as the Policy remains in force. The Specified Amount may be increased or decreased under certain circumstances.

     SUBACCOUNTS -- The subdivisions of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of one of the Funds.

     SURRENDER VALUE -- The Surrender Value of the Policy is the Cash Value less any Debt.

     TARGET DEATH BENEFIT -- If a Term Insurance Rider is attached to the Policy, the Target Death Benefit is the amount specified in the application for the Policy, or as changed by the Policy Owner from time to time. The difference between the Target Death Benefit and the Base Death Benefit is equal to the Term Insurance Rider's benefit amount.

     TARGET PREMIUM -- The maximum amount of premium paid in a Policy year against which the Sales Charge may be applied.

     TERM INSURANCE RIDER -- The Rider which adds term life insurance to the Insured's Age 95 to the Policy. The Term Insurance Rider benefit is equal to the difference, if any, between the Target Death Benefit and the Base Death Benefit. The Rider adjusts over time for changes in the Base Death Benefit to keep the Target Death Benefit at the desired amount. The Term Insurance Rider is not guaranteed under the Guaranteed Death Benefit Rider.

     TRANSACTION DATE -- The date the Company receives a premium or acceptable written or telephone request at the Customer Service Center. If the premium or request reaches the Customer Service Center on a day which is not a Valuation Date or after the close of business on a Valuation Date (i.e., after 4:00 p.m. Eastern Time), the Transaction Date will be the next Valuation Date.

     UNIT -- The bookkeeping measure used to value the amounts allocated to the Subaccounts of the Variable Account.

     UNIT VALUE -- The value of the Units of each Subaccount of the Variable Account. Unit Values are calculated for each Subaccount on each Valuation Date.

     VALUATION DATE -- Each date on which the Variable Account is valued, which currently includes each day that the New York Stock Exchange is open for trading and on which there is sufficient trading in the securities of a Portfolio of the Funds to affect materially the unit value of the corresponding Subaccount of the Variable Account.

     VALUATION PERIOD -- The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

     VARIABLE ACCOUNT -- The Company's Variable Account L, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.

                             SUMMARY OF THE POLICY

     This summary is intended to provide a brief overview of the more significant aspects of the Policy. Further detail is provided in this prospectus and in the Policy. Unless the context indicates otherwise, the discussion in this summary and the remainder of the prospectus relates to the portion of the Policy involving the Variable Account. The Guaranteed Interest Account is briefly described under "The Guaranteed Interest Account," on page 46 and in the Policy.

PURPOSE OF THE POLICY

     The Policy offers a Policy Owner insurance protection on the life of the Insured through the Maturity Date for so long as the Policy is in force. The Policy is designed primarily for situations where one or more Policies are purchased each insuring the life of an individual, who shares a common employment, business or other relationship with other individuals also insured under a Policy. The Policy may be owned individually, or by a corporation, trust, association or similar organization. A maturity benefit will be paid in lieu of a death benefit when the Policy reaches the Maturity Date during the Insured's lifetime. Like traditional fixed life insurance, the Policy provides for a death benefit, accumulation of cash value, and surrender and loan privileges. Unlike traditional fixed life insurance, the Policy offers a Policy Owner the opportunity to allocate premium payments and Account Values to subaccounts of the Variable Account which offer a variety of investment objectives and an opportunity for the Policy's Account Value and its death benefit to grow based on investment results. The Policy also offers the Policy Owner the opportunity to allocate premium payments and Account Values, subject to certain restrictions, to the Guaranteed Interest Account which is part of the Company's General Account. The Policy is a flexible premium Policy, so that, unlike many other insurance policies, a Policy Owner may choose the amount and frequency of premium payments, within certain limits.

EXPLANATION OF A CASE

     Each Policy must be a part of a Case, which is a grouping of one or more Policies connected by a non-arbitrary factor, such as a common employer of the Insureds, and the sum of the premiums to be received by the Company in the first Policy year for the Policies representing the Case must be at least $100,000. The Company at its sole discretion will determine what constitutes a Case. A Case may have one Policy Owner (e.g., a single entity that owns all the Policies in the Case) or as many Policy Owners as there are Policies in the Case.

POLICY VALUES

     A Policy Owner may allocate net premium payments among the various Subaccounts that comprise the Variable Account and that invest in corresponding Portfolios of the MONY Series Fund, Inc. ("MONY Series Fund), the Enterprise Accumulation Trust ("Accumulation Trust"), the T. Rowe Price Equity Series, Inc. ("Price Equity Series"), the T. Rowe Price Fixed Income Series, Inc. ("Price Fixed Income Series"), the T. Rowe Price International Series, Inc. ("Price International Series"), the Dreyfus Variable Insurance Fund ("Dreyfus Variable Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust"). A Policy Owner may also allocate net premium payments to the Guaranteed Interest Account. The Loan Account holds amounts set aside in the General Account of the Company as collateral for Outstanding Debt.

     The Cash Value of the Policy is the Account Value (which is the sum of amounts allocated to the Subaccounts of the Variable Account, the Guaranteed Interest Account and the Loan Account) plus any applicable refund of the Sales Charge. The Surrender Value of the Policy is the Cash Value less any Outstanding Debt.

     Depending on the investment experience of the selected Subaccounts, the Account Value may increase or decrease on any day. The death benefit may or may not increase or decrease depending upon several factors, but will never decrease below the Specified Amount provided the Policy is in force. There is no guarantee that the Policy's death benefit will increase or, unless the Guaranteed Death Benefit Rider is purchased, that it will continue for any period of time. There is also no guarantee of any Account Value, except to the extent that net premium payments and cash values are allocated to the Guaranteed Interest Account. Accordingly, the Policy

Owner bears the investment risk on that portion of the net premiums and Account Value allocated to the Variable Account.

     The Policy will remain in force until the earliest of the Maturity Date, the death of the Insured, or a full surrender of the Policy, unless, before any of these events, the Policy lapses and a Grace Period expires without sufficient additional payment by the Policy Owner.

     Generally, the Policy will remain in force only as long as the Account Value less Outstanding Debt is sufficient to pay all the monthly deductions. If the Guaranteed Death Benefit Rider is purchased, the Specified Amount of the Policy will remain in force if the required premiums (reduced by any Partial Surrenders taken and any Partial Surrender fees) have been paid and Account Value exceeds Outstanding Debt. The amount by which the Base Death Benefit may exceed the Specified Amount, including any amount payable under the Term Insurance Rider, is not guaranteed to remain in force under the Guaranteed Death Benefit Rider.

THE DEATH BENEFIT

     The Target Death Benefit and the Specified Amount will be shown on the specifications page of the Policy. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 in face amount provided by the Term Insurance Rider is added to the Policy.

     A Policy Owner may elect one of two Options to calculate the amount of Base Death Benefit payable under the Policy, which may increase the death benefit payable. Under Option I, the Base Death Benefit will be equal to the Specified Amount of the Policy on the date of death plus the increase in the Account Value since the last Monthly Anniversary Day, or, if greater, the Cash Value (determined as of the date of the Insured's death) multiplied by the Death Benefit Percentage. Under Option II, the Base Death Benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of the Insured's death, or if greater, the Cash Value (determined as of the date of the Insured's death) multiplied by the Death Benefit Percentage. The Death Benefit Percentage is the factor defined by the applicable test for compliance with the Federal tax law definition of life insurance. See "Choice of Definition of Life Insurance Tests," page 20. Alternatively, the Policy Owner may elect to have an alternative Death Benefit Percentage apply to the Policy which may increase the Base Death Benefit above the amount required by the Federal income tax law definition of life insurance. Policy Owners seeking to have favorable investment performance reflected in increasing Account Value should choose Option I; Policy Owners seeking to have favorable investment performance reflected in increasing insurance coverage should choose Option II. A Policy Owner may change the death benefit Option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 21.

     The Policy Owner may, at time of application, choose to purchase the Guaranteed Death Benefit Rider. This Rider provides a guarantee that the Specified Amount will remain in force regardless of the amount of the Policy's Account Value, provided that a cumulative minimum premium requirement is met. An extra charge will also be deducted from the Account Value each month the Rider is in effect. See "Guaranteed Death Benefit Rider," page 25.

     The Policy owner may also choose to purchase one or more of the optional insurance benefits other than the Guaranteed Death Benefit which are also added to the Policy by Rider. See "Other Optional Insurance Benefits," page 26.

PREMIUM FEATURES

     Each Policy is issued in conjunction with a Case. The sum of initial annual Scheduled Premiums for each Case as well as the premiums to be received by the Company in the first policy year must be at least $100,000.

     The Company requires a Policy Owner to pay an initial premium for each Policy equal to at least one fourth of the Minimum Annual Premium that is defined by the Company. Thereafter, subject to certain limitations, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     When applying for a Policy, a Policy Owner will determine Scheduled Premiums that provide for the payment of level premiums in regular intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium on either an annual, semiannual, quarterly, or monthly basis, at the option of the Policy Owner; however, the Policy Owner may not be required to pay Scheduled Premiums.

     When applying for a Policy, the Policy Owner will also choose which of the two tests for compliance with the tax law definition of life insurance will be applied to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/Cash Value Corridor Test may limit the amount of premiums which may be paid. See "Choice of Definition of Life Insurance Tests" page 20, and "Federal Income Tax Considerations -- Definition of Life Insurance," page 39.

     The amount, frequency, and period of time over which a Policy Owner pays premiums may affect whether or not the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions. For more information on the tax treatment of life insurance contracts, including those classified as modified endowment contracts. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 41.

     Payment of the Scheduled Premiums will not guarantee that a Policy will remain in force. See "Grace Period and Lapse," page 33. The Company also may reject or limit any premium payment that would result in an immediate increase in the net amount at risk under the Policy, although such a premium may be accepted with satisfactory evidence of insurability.

ALLOCATION OPTIONS

     The Subaccounts invest in portfolios of eight mutual funds which offer the Policy Owner the opportunity to direct the Company to invest in diversified portfolios of stocks, bonds, money market instruments, or a combination of these securities. Each of the Subaccounts invests exclusively in shares of a designated portfolio (a "Portfolio") of the MONY Series Fund, the Accumulation Trust, the Price Equity Series, the Price Fixed Income Series, the Price International Series, the Dreyfus Variable Fund, the Dreyfus Stock Index Fund, and the Van Eck Trust (collectively the "Funds"). The available Portfolios of the Funds, each of which has a different investment objective, are the Money Market Portfolio, the Prime Reserve Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, the Limited Term Bond Portfolio, the Long Term Bond Portfolio, the Worldwide Bond Fund, the Stock Index Fund, the Equity Income Portfolio, the Equity Portfolio, the Capital Appreciation Portfolio, the Managed Portfolio, the Personal Strategy Balance Portfolio, the Mid-Cap Growth Portfolio, the New America Growth Portfolio, the Small Cap Portfolio, the Small Company Stock Portfolio, the International Growth Portfolio, the International Stock Portfolio, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets (formerly the Gold and Natural Resources Fund) Fund, and the High Yield Bond Portfolio. See "The Funds," page 12.

     The Company is the investment adviser of the MONY Series Fund. Enterprise Capital Management,
Inc., a subsidiary of The Mutual Life Insurance Company of New York, is the investment adviser of the Accumulation Trust. OpCap Advisors, a subsidiary of Oppenheimer Capital, is the sub-investment adviser, of the Equity and Managed Portfolios; GAMCO Investors, Inc. is the sub-investment adviser of the Small Cap Portfolio; Brinson Partners, Inc. is the sub-investment adviser of the International Growth Portfolio; and Caywood-Scholl Capital Corporation is the sub-investment adviser of the High Yield Bond Portfolio. T. Rowe Price Associates, Inc. is the investment adviser of the Price Equity Series and the Price Fixed Income Series. Rowe Price-Fleming International, Inc. is the investment advisor of the Price International Series. Van Eck Associates Corporation is the investment adviser of the Van Eck Trust. The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Fund and the Dreyfus Stock Index Fund.

     The Policy Owner may choose to allocate net premium payments to any or all of the available Subaccounts constituting the Variable Account, and to the Guaranteed Interest Account.

TRANSFER OF ACCOUNT VALUE

     The Policy Owner may transfer Account Value among the Subaccounts, and, subject to certain other limitations, between the Subaccounts and the Guaranteed Interest Account. See "Transfer of Account Value," page 29.

POLICY OWNER SERVICES

     The Company currently offers Policy Owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time. Owners of Policies in force at the time of termination utilizing these services, will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of operation of these services are not counted toward the limit of 12 transfers per Policy year without transfer charge. If the Company elects to impose a charge for these services, Owners of Policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of Units in one or more Subaccounts and the purchase of Units in one or more other Subaccounts. This may result in the loss of Account Value.

  DOLLAR COST AVERAGING

     Dollar Cost Averaging may be elected at any time by the Policy Owner by completing the form required. Dollar Cost Averaging is available for any Policy with at least $5,000 in the Money Market Subacccount. Under Dollar Cost Averaging, a designated dollar amount of the amount in the Money Market Subaccount will be transferred automatically to one or more other Subaccounts. The monthly or quarterly transfer may be no less than $250 per transfer. The transfer will be made on the tenth day of the month or the 10 day of the last month of each calendar quarter, or the next succeeding Valuation Date if the 10th is not a Valuation Date, as the case may be.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will occur first. Automatic Rebalancing will begin only after Dollar Cost Averaging has been completed. See "Dollar Cost Averaging," page 29.

  AUTOMATIC REBALANCING

     Automatic Rebalancing may also be elected at any time by the Policy Owner. Automatic Rebalancing matches Subaccount Account Value allocations over time to the Subaccount allocation percentages for new premiums. On the 10th day of the last month of each calendar quarter (or the next succeeding Valuation Date, if the 10th is not a Valuation Date), the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the current Subaccount premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     Automatic Rebalancing provides a method for maintaining a balanced approach to investing Account Values and simplifies the process of asset allocation over time.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will occur first. Automatic Rebalancing will begin only after Dollar Cost Averaging has been completed. See "Automatic Rebalancing," page 30.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date, the Policy Owner may exercise the right to exchange the Policy from one in which the Account Value is not guaranteed to a Policy the cash values and death benefits of which contain minimum guarantees. A Policy Owner so electing will have all Account Values transferred to the Guaranteed Interest Account.

POLICY LOANS

     The Policy Owner may borrow from the Company an amount up to 90% of the Policy's Account Value less any existing Outstanding Debt. The minimum loan is $250. The Policy will be the only security required for a loan. See "Policy Loans," page 31.

     The amount of any Outstanding Debt is subtracted from the death benefit or from the Cash Value upon surrender. See "Full Surrender," page 32. Outstanding Debt may also impact the continuation of the Policy. See "Grace Period and Lapse," page 33.

FULL SURRENDER

     The Owner can surrender the Policy during the life of the Insured and receive its Surrender Value. The value upon surrender is equal to the Account Value plus any applicable refund of Sales Charges less any Outstanding Debt. See "Full Surrender," page 32.

PARTIAL SURRENDER

     Partial Surrenders are available under the Policy at any time so long as the Account Value less Outstanding Debt remaining after the requested surrender and any applicable fees exceeds any minimum requirements. If a Partial Surrender is for an amount which exceeds the amount available, it will be rejected and the request will be returned to the Policy Owner. Partial Surrenders generally reduce the Target Death Benefit, if applicable. If the Owner has elected death benefit Option I, a Partial Surrender will reduce the Base Death Benefit and may decrease the Specified Amount of a Policy. Under death benefit Option II, it will decrease the Base Death Benefit but the Specified Amount will not be reduced. See "Partial Surrender," page 32.

     Among other restrictions, Partial Surrenders must be for at least $500, and the Policy's Account Value less Outstanding Debt after the surrender must be at least $500. A Partial Surrender Fee of $25 or 2% of the amount surrendered, whichever is less, will be assessed against the remaining Account Value.

FREE LOOK PERIOD

     A Policy Owner may obtain a full refund of the premium paid if the Policy is returned within 10 days (or longer in certain states) after the Owner receives it, within 10 days after the Company mails or delivers the notice of withdrawal right, or 45 days after Part 1 of the application for the Policy is completed, whichever is later. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. See "Right to Examine a Policy -- Free Look Period", page 19.

GRACE PERIOD AND LAPSE

     Payment of Scheduled Premiums will not guarantee that a Policy will remain in force. Instead, unless the Guaranteed Death Benefit Rider has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Account Value less Outstanding Debt. Even if Scheduled Premium amounts are paid, if the Guaranteed Death Benefit provision does not apply, the Policy will lapse any time the Account Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

     While the Guaranteed Death Benefit Rider is in force, if on any Monthly Anniversary Day the Account Value less Outstanding Debt is insufficient to pay the current monthly deduction and the total premiums received less any Partial Surrenders and any related fees do not exceed the premiums required under the Guaranteed Death Benefit Rider (See "Guaranteed Death Benefit Rider", page 26), a notice will be sent which will give the Policy Owner 61 days from the date thereof to make additional payments to the Policy. See "Grace Period and Lapse", page 33.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas, and, therefore, the Grace Period and Lapse will be determined as if the Guaranteed Death Benefit Rider is not in effect.

CHARGES AND DEDUCTIONS

  DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to applying the net premium to the Account Value. These charges consist of the following items:

     SALES CHARGE -- A Sales Charge equal to 9% of each premium paid in each Policy year up to the Target Premium paid during the first ten Policy Years, or the ten Policy Years following an Unscheduled Increase in the Specified Amount. The Sales Charge does not apply to premium amounts in excess of the Target Premium paid during the first ten Policy years, nor any premium paid after the tenth Policy year.

     TAX CHARGES -- A state and local premium tax charge based on the actual tax imposed by the state or local jurisdiction, currently equal to a percentage of each premium, and a charge related to the Federal tax treatment of deferred acquisition costs currently equal to 1.25% of each premium will be deducted from each premium payment to compensate the Company for these taxes. Actual state and local premium taxes vary, ranging from 0% to 4%. The Company does not expect to make a profit from this charge. (See "Deductions from Premiums -- Tax Charges", page 35.)

     The Tax Charge may be increased or decreased to reflect any legislative changes in the applicable tax based on premiums. In addition, if an insured person changes his or her place of residence, the Company should be notified of the change. Any change in the tax rate will be effective on the next policy anniversary.

  DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the Monthly Deduction is deducted from the Account Value on each Monthly Anniversary Day. The monthly deduction consists of the following items:

     COST OF INSURANCE -- This monthly charge compensates the Company for providing life insurance coverage for the Insured under the Base Death Benefit. The amount of the charge is equal to a current cost of insurance rate multiplied by the Net Amount at Risk under the Policy at the beginning of each Policy Month.

     MORTALITY AND EXPENSE RISK CHARGE -- A charge is deducted monthly for mortality and expense risks assumed by the Company. For the first 10 Policy years, this charge is equivalent to an annual rate of 0.60% of Subaccount value. Each month the Policy remains in force after the tenth Policy Anniversary, it is expected that this will be an amount equivalent to 0.30% of the Subaccount value. The reduction of the Mortality and Expense Risk Charge below 0.45% on an annualized basis after the tenth Policy Anniversary is not guaranteed.

     ADMINISTRATIVE CHARGES -- An administrative charge of $7.50 is deducted monthly from the Account Value in all Policy years. In addition, for Policies subject to medical underwriting, an issue charge of $5.00 is deducted monthly from the Account Value for the first three Policy years only. For Policies underwritten on a guaranteed issue basis, the charge is $3.00 per month for the first three Policy years.

     GUARANTEED DEATH BENEFIT CHARGE -- If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand of Policy Specified Amount per month will be charged while the Rider is in force. This rider is not available on Policies offered or issued for delivery in the Commonwealth of Massachusetts or the State of Texas.

     OTHER OPTIONAL INSURANCE BENEFITS CHARGES -- The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider, including the Term Insurance Rider.

  TRANSACTION AND OTHER CHARGES

     A Partial Surrender Fee of the lesser of 2% of the amount surrendered and $25 will be assessed against the remaining Account Value for any Partial Surrender. In addition, the Company charges a fee of $25 on transfers which exceed twelve in any Policy year.

     The operating expenses of the Variable Account are paid by the Company and certain charges, deductions, and fees, all of which are disclosed in the Prospectus and in the Policy, are made or imposed to compensate the Company for these expenses. For a more complete description of these charges, see "Charges and Deductions", pages 34-39. Investment advisory fees and operating expenses of each of the Funds are paid by the respective Fund. These fees and expenses vary by portfolio and range from 0.00% to 1.55% of average daily net assets, and reflect voluntary reimbursements of expenses or waiver of fees. For a more complete description of these charges, see "The Funds", pages 12-14, "Transaction and Other Charges," page 37 and the accompanying prospectuses for each of the Funds.

TAX TREATMENT OF INCREASES IN ACCOUNT VALUE

     The Account Value under the Policy is currently subject to the same Federal income tax treatment as the cash value under fixed life insurance. Therefore, generally the Policy Owner will not be deemed to be in receipt of the Account Value unless and until the Policy Owner has actually received a distribution from the Policy. For information on the tax treatment of the Policy and on the tax treatment of a full surrender, a Partial Surrender, or a Policy loan, see "Federal Income Tax Considerations," page 38.

TAX TREATMENT OF DEATH BENEFIT

     The death benefit under the Policy is currently subject to federal income tax treatment consistent with that of fixed life insurance. Therefore, generally the death benefit will be fully excludable from the gross income of the Beneficiary under the Internal Revenue Code. See "Federal Income Tax Considerations," page 38.

THE GUARANTEED INTEREST ACCOUNT

     The Policy Owner may allocate all or a portion of net premium payments and transfer Account Value to the Guaranteed Interest Account, within specified limits. Amounts allocated to the Guaranteed Interest Account are held in the Company's General Account. The Company guarantees that the Account Value allocated to the Guaranteed Interest Account will be credited interest daily at a rate equivalent to an effective annual rate of 4%. In addition, the Company may in its sole discretion pay interest in excess of the guaranteed amount. After the tenth Policy anniversary, the annual interest rates that apply to the Account Value in the Guaranteed Interest Account is expected to be 0.3% higher than otherwise applicable, without taking into account a rate set by the minimum 4% guarantee. See "The Guaranteed Interest Account," pages 45-47.

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the Policies, and any questions or inquiries should be directed to the Company's Customer Service Center at One MONY Plaza, Syracuse, New York 13202.

             INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America (the "Company") is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New
York), the District of Columbia, the US Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969.

     The Company is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("Mutual of New York"), a mutual life insurance company organized under the laws of the state of New York in 1842. The principal office of Mutual of New York is located at 1740 Broadway, New York, New York

10019. It is admitted to do business in all states, as well as the District of Columbia, and Puerto Rico. As of the end of 1997, Mutual of New York $72.7 billion of life insurance in force and consolidated assets of approximately $22.0 billion.


     At December 31, 1997, Mutual of New York had approximately $133.2 million invested in the Company to support its insurance operations. Mutual of New York intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, Mutual of New York is under no obligation to make such contributions, and its assets do not back the benefits paid under the Policies.

     In September 1997, the Company announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY America Variable Account L or the Policies.

     At May 1, 1997, the rating assigned to the Company by A. M. Best Company, Inc., an independent insurance company rating organization, was A- (Excellent) based upon an analysis of financial condition and operating performance through the end of 1995. At the same date, Mutual of New York was rated A-(Excellent) on the same basis. The A. M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

     The Company has a service agreement with Mutual of New York whereby Mutual of New York provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Policies itself, utilizing the services provided by Mutual of New York and Andesa TPA, Inc. to meet its obligations under the Policies.

     MONY Securities Corp., a wholly owned subsidiary of Mutual of New York, is the principal underwriter for the Policies.


  YEAR 2000 ISSUE



     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe computer capacity which would have been necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major system failure or miscalculations.



     The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the "Year 2000" issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 problem may have a material impact on the operations of the Company. Further, even if the Company completes such modifications and conversions, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.



     MONY Series Fund, the Accumulation Trust, the Van Eck Trust, the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Price Equity Series, the Price Fixed Income Series, and the Price International Series have reviewed with their respective investment advisers and other suppliers of services the status of their Year 2000 issue. The prospectuses of the respective funds, which are included in the Prospectus Portfolio, contain the results of those status reviews. See MONY Series Fund prospectus at page 20; Accumulation Trust
prospectus at page   , Van Eck Trust prospectus at pages   , Dreyfus Variable
Investment Fund prospectuses at pages   , Dreyfus Stock Index Fund prospectus at
page   , Price Equity Series prospectuses at pages   , Price Fixed Income Series
prospectuses at pages   , and Price International Series prospectus at page   .

MONY AMERICA VARIABLE ACCOUNT L

     The MONY America Variable Account L (the "Variable Account") is a separate investment account of the Company and at present is used only to support flexible premium variable life insurance policies. The assets in the Variable Account are kept separate from the General Account assets and other separate accounts of the Company.

     The Company owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account with a total market value equal to the Policy liabilities funded by the Variable Account. The Variable Account is divided into subdivisions called Subaccounts. The income, gains, or losses, realized or unrealized, of the Variable Account are credited to or charged against the assets held in the Variable Account without regard to the other income, gains, or losses of the Company. Assets in the Variable Account attributable to the reserves and other liabilities under the Policies are not chargeable with liabilities arising from any other business that the Company conducts. However, the Company may transfer to its General Account any assets which exceed anticipated obligations of the Variable Account. All obligations arising under the Policy are general corporate obligations of the Company. The Company may accumulate in the Variable Account proceeds from various Policy charges and investment results applicable to those assets.

     The Variable Account was established on March 27, 1987 under Arizona law under the authority of the Board of Directors of the Company. The Variable Account is registered as a unit investment trust with the SEC. Such registration does not involve any supervision by the SEC of the administration or investment practices or policies of the Account.

     There are currently seventeen Subaccounts within the Variable Account available to the Policyholder. Each Subaccount invests exclusively in shares of a designated Portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These Portfolios are available to serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company as well as other life insurance companies, and may be available to certain pension accounts. They are not available directly to individual investors. The Company may in the future establish additional Subaccounts within the Variable Account, which may invest in other Portfolios of the Funds or in other securities. Not all Subaccounts are available to the Policy Owner.

THE FUNDS

     Each Subaccount of the Variable Account currently invests only in shares of a corresponding Portfolio of the MONY Series Fund, Inc. ("MONY Series Fund"), the Enterprise Accumulation Trust ("Accumulation Trust"), the T. Rowe Price Equity Series, Inc. ("Price Equity Series"), the T. Rowe Price Fixed Income Series, Inc. ("Price Fixed Income Series"), the T. Rowe Price International Series, Inc. ("Price International Series"), the Dreyfus Variable Investment Fund ("Dreyfus Variable Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust")(collectively the "Funds") The Funds, except for the Dreyfus Stock Fund, are diversified, open-end management investment companies of the series type. The Dreyfus Stock Fund is a non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds.

     Of the seven separate Portfolios of the MONY Series Fund, currently only four portfolios ("Portfolios"), each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account available to the Policy Owner. The Company acts as the investment manager of the MONY Series Fund. The Company is a registered investment adviser under the Investment Advisers Act of 1940. As investment adviser to the MONY Series Fund, the Company receives a daily investment advisory fee equivalent to an annual rate of 0.50 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent for amounts in excess of $800 million of the average daily net assets of each of the Intermediate Term Bond, Long Term Bond and Government Securities Portfolios of the MONY Series Fund, and as investment adviser to the MONY Series Fund, the Company receives a daily investment advisory fee equivalent to an annual rate of
0.40 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent for amounts in excess of $800 million of the average daily net assets of the Money Market Portfolio of the MONY Series Fund, as described in the accompanying current prospectus for the MONY Series Fund. The Company, as investment adviser, has agreed to bear all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the Fund's directors, officers and employees who are interested persons of the Company. All other expenses will be borne by the Fund itself, subject to certain limitations imposed by state law. The Company has entered into a Services Agreement with Mutual of New York for the provision of personnel, equipment, facilities and other services, in order to carry out its duties as investment adviser to the Fund. The portfolios of the MONY Series Fund bear the operating expenses of the portfolios.

     Of the five separate portfolios of the Accumulation Trust, currently all five separate portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Enterprise Capital Management, Inc., a wholly owned subsidiary of Mutual of New York, acts as the investment manager of the Accumulation Trust. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the Equity, Small Cap and Managed Portfolios that it advises at an annual rate of
0.80 percent of the average daily net assets of each of those portfolios up to $400 million of each Portfolio, 0.75 percent of the average daily net assets of each of those portfolios from $400 million to $800 million of each Portfolio, and 0.70 percent of the average daily net assets of each of those portfolios in excess of $800 million of each Portfolio. OpCap Advisors, a subsidiary of Oppenheimer Capital, as sub-investment adviser to the Equity and Managed Portfolios of the Enterprise Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust 0.30 percent of the aggregate average daily net assets of the Equity and Managed Portfolios. GAMCO Investors, Inc., as sub-investment adviser to the Small Cap portfolio of the Accumulation Trust, will receive from Enterprise Capital and not the Accumulation Trust, 0.30 percent of the average daily net assets of the Small Cap Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust with respect to the International Growth Portfolio monthly compensation at an annual rate of 0.85 percent of the average daily net assets of the International Growth Portfolio, and Brinson Partners, as sub-investment adviser to the International Growth Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, .4495 percent (53 percent of the fee received by Enterprise Capital; the fee paid to Brinson Partners declines as assets exceed $100 million) of the aggregate average daily net assets of the International Growth Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive with respect to the High Yield Bond Portfolio monthly compensation at an annual rate of 0.60 percent of the average daily net assets of the High Yield Bond Portfolio, and Caywood Scholl Capital Corporation, as sub-investment adviser to the High Yield Bond Portfolio, will receive from Enterprise Capital and not from the Accumulation Trust, 0.30 percent of the average daily net assets (.252 percent for assets in excess of $100 million) of the High Yield Bond Portfolio. The investment advisers will reimburse the Funds for the amount, if any, by which the aggregate ordinary operating expenses of any of these Portfolios incurred by the Funds in any calendar year in which the shares are being offered exceed the most restrictive expense limitations then in effect under any state securities law or regulation. Currently, the most restrictive expense limitation in effect limits the expenses of each Fund Portfolio to an amount equal to 2.5 percent of the first $30 million of average daily net assets of the Portfolio, 2.0 percent of the next $70 million of average daily net assets of the Portfolio, and 1.5 percent of the average daily net assets of the Portfolio in excess of $100 million. The portfolios of the Accumulation Trust bear the operating expenses of the portfolios.

     Each of the four separate portfolios of the Price Equity Series, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. T. Rowe Price Associates, Inc. acts as the investment manager of the Price Equity Series. Price Associates, as investment adviser to the Price Equity Series, will receive from the Price Equity Series monthly compensation with respect to the Equity Income Portfolio, the Mid-Cap Growth Portfolio, and the New America Growth portfolio that it advises at an annual rate of 0.85 percent of the average daily net assets of each of those portfolios, and at an annual rate of 0.90 percent of the average daily net assets of the Personal Strategy Balanced Portfolio. The portfolios of the Price Equity Series bear the operating expenses of the portfolios.

     Each of the two separate portfolios of the Price Fixed Income Series, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. T. Rowe Price Associates, Inc. acts as the investment manager of the Price Fixed Income Series. Price Associates, as investment adviser to the Price Fixed Income Series, will receive from the Price Fixed Income Series monthly compensation with respect to the Limited Term Bond Portfolio that it advises at an annual rate of 0.70 percent of the average daily net assets of each of those portfolios, and at an annual rate of 0.55 percent of the average daily net assets of the Prime Reserve Portfolio. The portfolios of the Price Fixed Income Series bear the operating expenses of the portfolios.

     The International Stock Portfolio of the Price International is available for purchase by corresponding Subaccount of the Variable Account. Rowe Price-Fleming International, Inc. acts as the investment manager of the Price International Series. Price-Fleming, as investment adviser to the Price International Series, will receive from the Price International Series monthly compensation with respect to the Limited Term Bond Portfolio that it advises at an annual rate of 1.05 percent of the average daily net assets of the International Stock Portfolio. The Price International Series bears the operating expenses of the portfolio.

     Of the five separate portfolios of the Van Eck Trust, currently only three separate portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Van Eck Associates Corporation acts as the investment manager of the Van Eck Trust. Van Eck Associates, as investment adviser to the Van Eck Trust, will receive from the Van Eck Trust monthly compensation with respect to the Worldwide Bond Fund and the Worldwide Hard Assets Fund that it advises at an annual rate of 1.00 percent of the first $500 million of the average daily net assets of each of those portfolios, .90 percent of the next $250 million of the average daily net assets of each of those portfolios, and .70 percent of the average daily net assets in excess of $750 million. The Worldwide Emerging Assets Fund will pay Van Eck Associates monthly compensation at the annual rate of 1.00 percent of its average daily net assets. Peregrine Asset Management (Hong Kong) Limited acts as investment subadviser to the Worldwide Emerging Assets Fund and will receive from Van Eck Associates and not the Van Eck Trust monthly compensation at an annual rate of .50 percent of the average daily net assets of the World Wide Emerging Assets Fund. The portfolios of the Van Eck Trust bear the operating expenses of the portfolios.

     Of the thirteen separate portfolios of the Dreyfus Variable Fund, currently only two separate portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. The Dreyfus Corporation, as investment adviser to the Dreyfus Variable Investment Fund, will receive from the Dreyfus Variable Investment Fund monthly compensation with respect to Capital Appreciation Portfolio that it advises at an annual rate of 0.55 percent of the first $150 million of average daily net assets of that Portfolio. 0.50 percent of the next $150 million of average daily net assets, and 0.375 percent of average daily net assets of $300 million or more. The Dreyfus Corporation, as investment adviser of the Small Company Stock Portfolio, will receive from the Dreyfus Variable Investment Fund monthly compensation with respect to the Small Company Stock Portfolio that it advises at an annual rate of 0.75 percent of average daily net assets. Fayez Sarofim & Co. acts as sub-investment adviser to the Capital Appreciation Portfolio and will receive from The Dreyfus Corporation and not the Dreyfus Variable Investment Fund, .20% of the first $150 million of average daily net assets, .25% of the next $150 million of average daily net assets, and
 .375% of the average daily net assets $300 million or more. The portfolios of the Dreyfus Variable Investment Fund bear the operating expenses of the portfolios.

     The Dreyfus Corporation acts as investment adviser to the Dreyfus Stock Index Fund. Dreyfus Corporation, as investment adviser to the Dreyfus Stock Index Fund, will receive from the Dreyfus Stock Index Fund monthly compensation at an annual rate of 0.245 percent of the average daily net assets. The Dreyfus Stock Index Fund bears the operating expenses of the Fund.

     The fees and expenses set forth above are in addition to the fees and charges imposed by the Policy. These fees and expenses of the Policy are detailed beginning at page 34. The chart on page 37 provides information as to the fees and expenses of each of the Funds which has been provided by the respective Fund. None of the Funds imposes a 12b-1 fee.

     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds, means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT

     The shares of each Portfolio are purchased by the Company for the corresponding Subaccount at net asset value, i.e., without sales load. All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless the Company, on behalf of the Variable Account, elects otherwise. Fund shares will be redeemed by the Company at their net asset value to the extent necessary to make payments under the Policies.

     Shares of the Funds are offered only for purchase by separate accounts of insurance companies, which may or may not be affiliated with the Company, or with each other. This is called "shared funding." They may also sell shares to separate accounts to serve as an investment medium for variable life insurance policies and for variable annuity contracts. Thus, the Funds serve as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." The Company currently does not foresee any disadvantages to Policy Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which the Funds serve as an investment medium might at some time be in conflict. However, the Board of Directors of the Company, the MONY Series Fund, the Price Equity Series, the Price Fixed Income Series and the Price International Series, the Dreyfus Stock Index Fund, and the Board of Trustees of the Accumulation Trust, the Dreyfus Variable Investment Fund, and the Van Eck Trust and the Boards of Directors or Trustees of any other insurance companies that participate in the Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Funds for mixed and/or shared funding. The Funds' Boards are required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     A summary of the investment objective of each of the Portfolios of the Funds is described below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of each Fund, including information on the risks associated with the investment and investment techniques of each of the Portfolios.

         THE FUNDS' PROSPECTUS ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING.

  THE MONEY MARKET PORTFOLIO

     The investment objective of the Money Market Portfolio is to seek maximum current income consistent with preservation of capital and maintenance of liquidity. The Money Market Portfolio attempts to achieve this objective by investing in money market instruments. MONY Series Fund offers this portfolio.

  THE PRIME RESERVE PORTFOLIO

     The investment objective of the Prime Reserve Portfolio is to seek preservation of capital, liquidity, and the highest possible income consistent with these goals. The Prime Reserve Portfolio attempts to achieve this objective by investing in money market securities. Price Fixed Income Series offers this portfolio.

  THE GOVERNMENT SECURITIES PORTFOLIO

     The investment objective of the Government Securities Portfolio is the maximum current income over the intermediate term consistent with the preservation of capital, through investment in highly-rated debt securities, US Government obligations, and money market instruments, with a dollar weighted average life of up to ten years at the time of purchase. MONY Series Fund offers this portfolio.

  THE INTERMEDIATE BOND PORTFOLIO

     The investment objective of the Intermediate Bond Portfolio is to maximize income over the intermediate term consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing in highly rated debt securities, US Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. MONY Series Fund offers this portfolio.

  THE LIMITED TERM BOND PORTFOLIO

     The investment objective of the Limited Term Bond Portfolio is to provide a high level of income consistent with moderate fluctuation in principal value. The Portfolio seeks to achieve this objective by investing primarily in investment-grade corporate bonds. The Price Fixed Income Series offers this portfolio.

  THE LONG TERM BOND PORTFOLIO

     The investment objective of the Long Term Bond Portfolio is to maximize income over the longer term consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing in highly-rated debt securities, US Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. MONY Series Fund offers this portfolio.

  THE WORLDWIDE BOND FUND

     The investment objective of the Worldwide Bond Fund is to seek high total return through a flexible policy of investing globally, primarily in debt securities. The Van Eck Trust offers this fund.

  THE STOCK INDEX FUND

     The investment objective of the Stock Index Fund is to provide investment results that correspond to the price and yield performance of publicly traded stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Stock Index Fund offers this fund.

  THE EQUITY INCOME PORTFOLIO

     The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also long-term capital appreciation. The Price Equity Series offers this portfolio.

  THE EQUITY PORTFOLIO

     The investment objective of the Equity Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this portfolio.

  THE CAPITAL APPRECIATION PORTFOLIO

     The investment objective of the Capital Appreciation Portfolio is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The Dreyfus Variable Investment Fund offers this portfolio.

  THE MANAGED PORTFOLIO

     The investment objective of the Managed Portfolio is to provide growth of capital over time. The Portfolio seeks to achieve this investment objective by investing in a portfolio consisting of common stocks, bonds and cash equivalents, the percentage of which will vary over time based on the investment manager's assessment of the relative investment values. The Accumulation Trust offers this portfolio.

  THE PERSONAL STRATEGY BALANCE PORTFOLIO

     The investment objective of the Personal Strategy Balanced Portfolio is to provide the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of stocks, bonds, and money market securities determined by the portfolio manager's outlook for the economy and the financial markets. The Price Equity Series offers this portfolio.

  THE MID-CAP GROWTH PORTFOLIO

     The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in common stocks of medium sized (mid-cap) growth companies. The Price Equity Series offers this portfolio.

  THE NEW AMERICA GROWTH PORTFOLIO

     The investment objective of the New America Growth Portfolio is to provide long-term capital growth by investing primarily in common stocks of U.S. growth companies operating in service industries. The Price Equity Series offers this portfolio.

  THE SMALL CAP PORTFOLIO

     The Small Cap Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing in a diversified portfolio of primarily equity securities of companies with market capitalization of under $1 billion. The Accumulation Trust offers this portfolio.

  THE SMALL COMPANY STOCK PORTFOLIO

     The investment objective of the Small Company Stock Portfolio is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500(TM) Index. This Portfolio invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to the Russell 2500(TM) Index. The Dreyfus Variable Investment Fund offers this portfolio.

  THE INTERNATIONAL GROWTH PORTFOLIO

     The investment objective of the International Growth Portfolio is to provide capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this portfolio.

  THE INTERNATIONAL STOCK PORTFOLIO

     The investment objective of the International Stock Portfolio is to provide capital appreciation through investment primarily in established companies based outside the United States. The Price International Series offers this portfolio.

  THE WORLDWIDE EMERGING MARKETS FUND

     The investment objective of the Worldwide Emerging Markets Fund is to seek long-term capital appreciation by investing primarily in equity securities in emerging markets around the world, The Van Eck Trust offers this fund.

  THE WORLDWIDE HARD ASSETS FUND

     The investment objective of the Worldwide Hard Assets Fund (formerly the Gold and Natural Resources Fund) is to seek long-term capital appreciation by investing in equity and debt securities of companies engaged, directly or indirectly, to a significant extent in the exploration, development, production, or distribution of one or more of the following: (i) precious metals; (ii) ferrous and non-ferrous metals; (iii) gas, petroleum, petrochemicals or other hydrocarbons; (iv) forest products; (v) real estate; and (vi) other basic non-agricultural commodities. Income is a secondary consideration. The Van Eck Trust offers this fund.

  THE HIGH YIELD BOND PORTFOLIO

     The investment objective of the High Yield Bond Portfolio is to provide maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this portfolio.

The trademarked terms "Standard & Poor's 500" and "S&P 500" are trademarks of The McGraw Hill Companies, Inc The trademarked term "Russell 2500(TM) Index" is a trademark of Frank Russell Company. The Dreyfus Stock Index Fund and the Dreyfus Variable Investment Fund are not sponsored, endorsed, sold, or promoted by The McGraw Hill Companies, Inc. or Frank Russell Company.

                                   THE POLICY

     The variable life insurance benefits of the Policies are funded through the Policy Owner's Account Value in the Variable Account and the Guaranteed Interest Account. The information included below describes the benefits, features, charges, and other major provisions of the Policies.

APPLICATION FOR A POLICY

     The Policy is a flexible premium variable life insurance contract that provides insurance on the life of an Insured. A Policy may be sold together with other related Policies forming a Case. A Policy may be owned individually, or by a corporation, trust, association, partnership or similar organization. As such it is designed to meet the needs of individuals and for corporations that wish to purchase life insurance benefits on the lives of key employees. Each applicant wishing to purchase the Policy must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corp. ("MSC"). The licensed agent will then submit the completed application to the Company. The Policy may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Except for policies offered to residents of, or issued for delivery in, the State of Maryland, a Policy can be issued on the life of an Insured not less than Age 18 up to and including Age 80 with evidence of insurability satisfactory to the Company. The Insured's Age is calculated as of the Insured's birthday nearest the Policy Date. Acceptance is subject to the Company's underwriting rules, and the Company reserves the right to request additional information and to reject an application.

     The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 face amount of Term Insurance Rider is added to the Policy. However, the Company also reserves the right to revise its rules from time to time to specify a different minimum Specified Amount and Target Death Benefit at issue for subsequent issued Policies.

     Each Policy is issued with a Policy Date, which is the date used to determine the Monthly Anniversary Day, Policy Months, Policy Years, and Policy monthly, quarterly, semiannual and annual Anniversaries. The

Policy Date will be stated on Page 1 of the Policy. The Policy Date will normally be the later of the date that delivery of the Policy is authorized by the Company (the "Policy Release Date") or the Policy Date requested in the application. Except as provided under the temporary insurance procedures defined below, no premiums may be paid with the application.

  TEMPORARY INSURANCE COVERAGE

     If a specified amount of premium is paid with the application for a Policy, temporary term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage is subject to the terms and conditions described in the application for the Policy.

     During the period of temporary term coverage, premiums paid with the application will be held in the Company's General Account. Except as provided below, interest will be credited on the premium (less any deductions from premiums) held in the Company's General Account. The interest rate will be set by the Company, but will not be less than 2.75 percent per year (or such higher rate as may be required by the state in which the Policy is issued.) If the Policy is issued and accepted, these amounts will be applied to the Policy. Premiums will be returned with interest to the applicant within 5 days after the date the Company sends notice to the applicant declining to issue any Policy on the Insured. Premiums will be returned without interest to the applicant in certain instances where the applicant refuses the Policy prior to completion of the underwriting process or if the Company declines to issue any Policy on the Insured where any required medical exams are not completed on a timely basis. See the Policy for details.

  INITIAL PREMIUM PAYMENT

     If the application is approved and the Policy is subsequently issued, the balance due (if any) of the first Scheduled Premium, as specified in the Policy, is payable upon delivery of the Policy. The Policy will take effect on the date the Policy is accepted by the applicant and the initial Scheduled Premium has been paid, or the Policy Date requested in the application, if later. If a specific Policy Date has not been requested or if the Policy Date requested is prior to the Policy Release Date, upon receipt of the balance due (if any), the amount attributable to the Policy (including any premiums held in the General Account under the Temporary Insurance Agreement plus any interest credited in the General Account, less deductions from premiums) will be transferred to the Money Market Subaccount of the Variable Account on the Policy Release Date pending expiration of the applicable Free Look Period. After such transfer, the monthly deduction due prior to or on the Policy Release Date will be made. Upon expiration of the Free Look Period, amounts to be allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts to be allocated to the Guaranteed Interest Account will be allocated to that Account. (See "Right to Examine A Policy -- Free Look Period," page 19.)

  POLICY DATE

     If a specific Policy Date for the Policies forming a Case has been requested which is later than the Policy Release Date, the amount attributable to any such Policy will be initially held in the General Account until the Policy Date. On the Policy Date, the amount attributable to a Policy less any deductions from premiums for the period commencing with the Policy Date will be transferred to the Money Market Subaccount pending expiration of the applicable Free Look Period. Upon the expiration of the applicable Free Look Period, amounts allocated to the Subaccounts will be allocated to those Subaccounts and amounts allocated to the Guaranteed Interest Account will be allocated to that Account. See "Right to Examine A Policy -- Free Look Period," page 19.

     Subject to the Company's approval, a Policy may be backdated, but the Policy Date may not be more than six months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if the Insured's lower issue Age results in lower cost of insurance rates. If the Policy is backdated, the initial Scheduled Premium will include sufficient premium to cover additional charges incurred for the backdating period, since monthly deductions are made for the period the Policy Date is backdated.

  RISK CLASSIFICATION AND EVIDENCE OF INSURABILITY

     Insureds are assigned to underwriting (risk) classes which are used in calculating the cost of insurance and certain Rider charges. In assigning Insureds to underwriting classes, the Company will use the medical or paramedical underwriting method, which may require a medical examination of a proposed Insured, for any contract that does not meet the Company's guaranteed issue standards. Guaranteed issue underwriting may be used when deemed appropriate by the Company. See "Charges and Deductions -- Cost of Insurance," page 35.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Free Look Period follows the application for a Policy and its issuance to the Policy Owner. The period runs to the latest of the date which is (a) 45 days after Part I of the application is signed, (b) 10 days (or longer in certain states) after the Policy Owner receives the Policy or (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the Policy Owner. During the Free Look Period, the Policy Owner may cancel the Policy and receive a refund of the full amount of the premium paid. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. See "Allocation of Net Premiums," page 21.

PREMIUMS

     The Policy is a flexible premium Policy, which allows the Policy Owner to determine, subject to the limitations described below, the amount and frequency of premium payments.

  CASE PREMIUMS

     Generally, the Company will not issue a Policy unless the sum of the premiums to be received by the Company in the first Policy year for the Policy and any other Policies representing a Case equal or exceed $100,000. The Company may, in its sole discretion, allow a reduced minimum Case premium in Cases which meet our rules for exceptions.

  PREMIUM FLEXIBILITY

     The Company requires a Policy Owner to pay an amount equal to at least one fourth the Minimum Annual Premium to place a Policy in force. If the premiums are to be paid less often than annually, the premium required to place the Policy in force is equal to the lesser of the Minimum Annual Premium divided by the frequency of Scheduled Premiums, or 25% of the Minimum Annual Premium. This Minimum Annual Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 35), and underwriting class of the Insured, and any Riders added to the Policy. Thereafter, subject to the limitations described below, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

  SCHEDULED PREMIUMS

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium that provides for the payment of level premiums at fixed intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium amount on either an annual, semiannual, quarterly or monthly basis, at the option of the Policy Owner. After the Minimum Annual Premium has been paid, the minimum Scheduled Premium for any Policy is equal to $100. Although reminder notices will be sent, the Policy Owner may not be required to pay Scheduled Premiums.

     Payment of the Scheduled Premiums will not guarantee that a Policy will remain in force. Instead, unless the Guaranteed Death Benefit Rider has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Account Value less Outstanding Debt. Even if the Scheduled Premiums are paid, if the Guaranteed Death Benefit provision does not apply, the Policy will lapse any time the Account

Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

  CHOICE OF DEFINITION OF LIFE INSURANCE TESTS

     When applying for the Policy, the Policy Owner will choose which of the two tests for compliance with the Federal tax law definition of life insurance will apply to the Policy. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 39. The Death Benefit Percentage applied to the Policy varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the Death Benefit Percentage varies according to the attained Age of the Insured. See Appendices A and B. If the Cash Value Accumulation Test is chosen, the Death Benefit Percentage varies according to the attained Age, gender (unless unisex cost of insurance rates apply) and smoking status of the Insured. See Appendices C, D, E, and F.

     If the Guideline Premium/Cash Value Corridor Test is chosen, premium payments that may be made for the death benefit of the Policy may be limited. On the other hand, if the Cash Value Accumulation Test is chosen, premiums are not limited for the death benefit of the Policy. Generally speaking, however, the Cash Value Accumulation Test may require higher amounts of death benefit in the future compared to the Guideline Premium/Cash Value Corridor Test, since the Death Benefit Percentage related to the Cash Value Accumulation Test is greater than that of the Guideline Premium/Cash Value Corridor Test. This may ultimately translate into higher cost of insurance charges in the future which may reduce the long-term performance of the Policy.

  GUARANTEED DEATH BENEFIT RIDER PREMIUMS

     When application for the Policy is made, the applicant will also have the opportunity to elect the Guaranteed Death Benefit Rider, which may extend the period that the Specified Amount of the Policy will remain in effect. An extra charge will be deducted from the Account Value each month and premiums at least equal to the cumulative Monthly Guarantee Premium must have been paid. See "Guaranteed Death Benefit Rider," page 26.

     If on each Monthly Anniversary Day the Account Value exceeds Outstanding Debt, the Guaranteed Death Benefit Rider will keep the Policy in force to the Maturity Date provided that the cumulative Monthly Guarantee Premium due to date has been paid. The Monthly Guarantee Premium depends on the Specified Amount of the Policy, the Insured's age, gender, smoking status and underwriting class, and any additional insurance benefits added by Rider (including the cost of Term Insurance Rider, if any). For Policies with no Rider coverage other than the Guaranteed Death Benefit Rider, the Monthly Guarantee Premium times 12 will be equal to the guideline annual premium for Death Benefit Option I determined in accordance with the Federal income tax law definition of life insurance. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 39. Adding other optional insurance benefits by Rider to the Policy will increase the Monthly Guarantee Premium above those indicated.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the Scheduled Premium for the Policy.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

  MODIFIED ENDOWMENT CONTRACTS

     The amount, frequency and period of time over which a Policy Owner pays premiums may affect whether the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions than conventional life insurance contracts. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 41.

  UNSCHEDULED PREMIUM PAYMENTS

     Generally, the Policy Owner can make unscheduled premium payments at any time and in any amount as long as each payment is at least $250. The Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable, although such a premium may be accepted with satisfactory evidence of insurability. A premium payment would result in an immediate increase if the death benefit under a Policy is, or upon acceptance of the premium would be, equal to a Policy Owner's Cash Value multiplied by a Death Benefit Percentage as a result of the Federal income tax law definition of life insurance. See "Death Benefits Under the Policy," page 22 and "Federal Income Tax Considerations -- Definition of Life Insurance," page
39. If satisfactory evidence of insurability is not received, the payment, or a portion thereof may be returned. In addition, all or a portion of a premium payment will be rejected and returned to the Policy Owner if it would exceed the maximum premium limitations prescribed by the Guideline Premium/Cash Value Corridor Test under Federal income tax law definition of life insurance, if applicable.

     Unscheduled premium payments will be treated as premium payments and not as a repayment of Outstanding Debt unless a Policy Owner requests otherwise. If the Policy Owner does request that the payment be treated as a repayment of Outstanding Debt, any portion of a payment that exceeds the amount of Outstanding Debt will be applied to the Account Value as a Scheduled Premium Payment. Applicable taxes and sales charges are not deducted from payments used as a repayment of Outstanding Debt, but are deducted from any payment which constitutes a premium payment.

  PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

     If premium payments are stopped, temporarily or permanently, the Policy will continue in effect until the Account Value less any Outstanding Debt can no longer cover the monthly deductions from the Account Value for the Policy and any optional insurance benefits added by Rider. At that point, the Policy will lapse. See "Grace Period and Lapse," page 33. If the Guaranteed Death Benefit Rider is in effect, the Specified Amount of the Policy will remain in force until the Maturity Date if premium payments required by the Rider have been made and Account Value exceeds Outstanding Debt. See "Guaranteed Death Benefit Rider," page 26.

     Certain charges will be deducted from each premium payment. See "Charges and Deductions," page 34. The remainder of the premium, referred to as the "net premium", will be allocated as described below under "Allocation of Net Premiums."

ALLOCATION OF NET PREMIUMS

     In the application for the Policy, the Policy Owner selects the Subaccounts of the Variable Account or the Guaranteed Interest Account to which net premium payments will be allocated. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. The Account Value related to the net premiums will be automatically allocated according to the Policy Owner's instructions contained in the application at the end of the Free Look Period. Net premiums received after the Free Look Period will be allocated upon receipt among the Subaccounts of the Variable Account and the Guaranteed Interest Account according to the Policy Owner's most recent instructions. If instructions for allocation of premiums are not included in the application or are incomplete, all allocations will be made to the Money Market Subaccount until a subsequent notification of allocation percentages is received.

     Net premiums may be allocated in whole percentages to any number of Subaccounts and to the Guaranteed Interest Account, provided that no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%. Available allocation alternatives include the available Subaccounts and the Guaranteed Interest Account.

     A Policy Owner may change the allocation of net premiums at any time by submitting a proper written request to the Customer Service Center. The revised allocation percentages will be applied within seven days from receipt of notification.

     Unscheduled premium payments may be allocated by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the Policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. The death benefit consists of a "Specified Amount" of insurance coverage and, if desired, an additional amount of insurance coverage which is added by Term Insurance Rider. The amount of the Term Insurance Rider is defined by the Target Death Benefit. The Specified Amount is level until the Maturity Date unless changed by the Policy Owner. The Target Death Benefit can be scheduled at issue in level, increasing or decreasing amounts over the lifetime of the Insured. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 of Term Insurance Rider is added to the Policy. The Target Death Benefit and the Specified Amount will be shown on the specifications page of the Policy.

     As described below, over time the Base Death Benefit may vary from the Specified Amount. This may result from the operation of a death benefit Option, increases to comply with the Federal income tax law definition of life insurance, changes in the death benefit Option or increases or decreases requested by the Policy Owner.

     The Term Insurance Rider provides term insurance coverage which adjusts automatically to equal the difference between the Target Death Benefit and the Base Death Benefit. The Term Insurance Rider does not have a separate premium; the cost is included in the monthly deductions discussed below. See "Term Insurance Rider," page 27.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named Beneficiary. Death benefit proceeds will consist of the Base Death Benefit under the Policy, plus any amount provided by the Term Insurance Rider, reduced by any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges). Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

  DEATH BENEFIT OPTIONS

     Each Policy Owner may select one of two death benefit Options: Option I, or Option II. Generally the applicant designates the death benefit Option in the application. Subject to certain restrictions, the Policy Owner can change the death benefit Option selected. So long as the Policy remains in force, the Base Death Benefit under any Option will never be less than the Specified Amount of the Policy, as adjusted from time to time.

  OPTION I

     Under Option I, the Base Death Benefit will be equal to the Specified Amount of the Policy on the date of death plus the increase, if any, in the Account Value since the last Monthly Anniversary Day, or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. The Death Benefit Percentages vary according to the Age of the Insured (and, if the Cash Value Accumulation Test is chosen, the smoking status and gender (except for unisex Policies) of the Insured) and the choice of definition of life insurance test chosen by the Policy Owner at the time of application for the Policy, and will be at least equal to the percentage defined in the Internal Revenue Code, which addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 39. Policy Owners who are seeking to have favorable investment performance reflected in increasing Account Value, and not in increasing insurance coverage should choose Option I.

  OPTION II

     Under Option II, the Base Death Benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of death, or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. The Death Benefit Percentage is the same as that used in connection with Option I. The death benefit under Option II will vary as Account Value varies. Therefore, Policy Owners who seek to have favorable investment performance reflected in increased insurance coverage should choose Option II.

     Federal income tax law requires the Base Death Benefit to be at least as great as the Cash Value times a Death Benefit Percentage which is defined in the law. These percentages are determined based upon the Insured's Age and premium class at any point in time as well as the test for compliance selected in the original application for this Policy. See "Federal Income Tax
Considerations -- Definition of Life Insurance," page 39. We will adjust the Base Death Benefit if necessary to qualify the death benefit of the policy as life insurance under the applicable provisions of the Federal income tax laws in existence at the time the Policy is issued.

     In addition, the Policy Owner has the option at issue to select an alternate Death Benefit Percentage that may produce a higher Base Death Benefit amount beginning the later of the Insured's age 55 or 10 years following Policy issue. This alternate Death Benefit Percentage grades back to the Federal income tax law Death Benefit Percentage at the Maturity Date. Use of the alternate Death Benefit Percentage results in a higher ratio of Base Death Benefit to Account Value than that resulting from the use of the IRS' Death Benefit Percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. This higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the IRS' Death Benefit Percentage. Although use of the alternate Death Benefit Percentage results in a higher Base Death Benefit than the IRS' Death Benefit Percentage, this higher Base Death Benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently future Base Death Benefits. The election of the alternate Death Benefit Percentage may be eliminated at any time; once eliminated, it cannot be reinstated. (See Appendix B, E, and F for alternate death benefit percentages.)

  CHANGES IN DEATH BENEFIT OPTION

     A Policy Owner may request that the death benefit under the Policy be changed from Option I to Option II, or from Option II to Option I. Changes in the death benefit Option may be made on any Monthly Anniversary Day and should be made in writing to the Customer Service Center. A change from Option II to Option I may be made without evidence of insurability; a change from Option I to Option II will require evidence of insurability satisfactory to the Company. The effective date of any such change requested between Monthly anniversaries will be the next Monthly Anniversary Day after the change is accepted.

     A change in the death benefit Option from Option I to Option II is accomplished by reducing the Specified Amount of the Policy by the amount of the Policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. Although there is no immediate change in the Base Death Benefit, the change to Option II will affect the determination of the Base Death Benefit from that point on since the Account Value will then be added to the new Specified Amount, and the Base Death Benefit will then vary with Account Value. This change will not be permitted if it would result in a new Specified Amount of less than the minimum the Company requires to issue the Policy at the time of the change.

     A change in the death benefit Option from Option II to Option I is accomplished by increasing the Specified Amount of the Policy. The new Specified Amount will be an amount equal to the Specified Amount before the change plus the Account Value on the date of the change. From that point on, the Base Death Benefit will be based on the new Specified Amount. Although the Base Death Benefit at the time of the Option change remains the same, the change from Option II to Option I will generally reduce the Base Death Benefit in the future below the amount that would have been payable under Option II.

     Although these increases and decreases in the Specified Amount are made so that the Base Death Benefit remains the same on the date of the change, the change in Option may affect the monthly cost of insurance charge in the future since this charge varies with the Net Amount at Risk, which generally is the amount by which the Base Death Benefit exceeds Account Value. See "Cost of Insurance," page 35. Assuming that the Policy's Base Death Benefit is not based on the Death Benefit Percentage under either Option, changing from Option II to Option I will generally decrease the future Net Amount at Risk, and therefore decrease the prospective cost of insurance charges. Changing from Option I to Option II will generally result in a Net Amount at Risk that remains level in the future. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN DEATH BENEFIT AMOUNTS

     The Target Death Benefit and Specified Amount of a Policy may be increased or decreased after issue, subject to the rules defined below. Increases and decreases may be scheduled at issue ("scheduled increases" or "scheduled decreases", respectively) or may be requested after issue by the Policy Owner ("unscheduled increases" or "unscheduled decreases", respectively). Scheduled increases or decreases will be effective on the requested date. Any request for an unscheduled increase or decrease in death benefits must be made by written application to the Customer Service Center. Unscheduled increases or decreases will become effective on the Monthly Anniversary Day which follows the Company's approval of the requested change. A change in death benefit amounts may be made at any time, provided that increases in death benefits are not permitted on or after the Insured's Age 81. Any change in death benefits may not be for an amount less than $10,000.

  SCHEDULED INCREASES IN DEATH BENEFITS

     Increases in the Target Death Benefit may be scheduled at the time of application for the Policy or made at the time of an application for an Unscheduled Increase. Scheduled increases in the Specified Amount are not allowed, therefore the entire increase in the Target Death Benefit will be reflected as an increase in the amount of Term Insurance Rider. Since these increases are scheduled (and therefore underwritten) at issue, evidence of insurability will not be required at the time of the increase. Scheduled increases do not create new coverage segments. See "Unscheduled Increases in Death Benefits," below.

  UNSCHEDULED INCREASES IN DEATH BENEFIT

     A Policy Owner may request an unscheduled increase in the Target Death Benefit or Specified Amount of a Policy at any time prior to the Insured's Age 81 (at any time prior to the Insured's Age 65 for Policies which have been issued on a guaranteed issue basis) subject to approval from the Company. Additional evidence of insurability satisfactory to the Company will be required for an increase. An unscheduled increase will not be given for increments of less than $10,000.

     An unscheduled increase in the Specified Amount will increase the Target Death Benefit by an equal amount so the Term Insurance Rider amount will remain unchanged after the increase. An unscheduled increase in the Target Death Benefit may consist of any combination of increases in Specified Amount and/or Term Insurance Rider. Unless otherwise indicated, any request for an unscheduled increase to the Target Death Benefit will be assumed to also be a request for an increase to the Specified Amount so that the amount of Term Insurance Rider, if included on the Policy at the time of the increase, will not change.

     An unscheduled increase in the death benefits will create a new "coverage segment" for which cost of insurance and other charges will be computed separately. See "Charges and Deductions," page 34. In addition, if the Specified Amount is increased, additional Sales Charges associated with the Policy will be incurred. The Sales Charge for the increase in Specified Amount is calculated in a similar manner as for the original Specified Amount. The Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted prospectively to reflect the increase in death benefits. If the death benefits are increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an unscheduled increase creates a new coverage segment of Specified Amount, premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums defined by the Federal income tax laws for each segment bear to the sum of the guideline annual premiums for all segments.

     Increases in Specified Amount resulting from a change in death benefit Option do not create new coverage segments, rather, they increase the size of the oldest coverage segments of Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting from a death benefit Option change.

     Increasing the Specified Amount will generally increase the Base Death Benefit of the Policy. The amount of change in the Base Death Benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the Base Death Benefit under the Policy is being calculated using a Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the Policy is in force and the subsequent level of Policy values. For example, an increase in Specified Amount may increase the Net Amount at Risk under a Policy, which will increase a Policy Owner's cost of insurance charges over time.

  DECREASES IN DEATH BENEFITS

     Any decrease in death benefits (whether scheduled or unscheduled) will reduce the Target Death Benefit of the Policy and may reduce the Specified Amount. Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease, not associated with an Option change, will first be applied to reduce the coverage segments of Term Insurance Rider associated with the most recent increases, then the next most recent increases successively, and finally to the original coverage segment of Term Insurance Rider. After all coverage segments of Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change. A decrease other than one related to a Partial Surrender or death benefit Option change will not be permitted if less than $10,000. In addition, no transaction will be permitted if the Specified Amount would fall below the minimum we require to issue the Policy at the time of the reduction.

     The required premiums under the Guaranteed Death Benefit Rider, if applicable, will be adjusted for the decrease in death benefits. If the Target or Specified Amount is decreased, Target premiums will also be adjusted for the decrease. If the death benefits are decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed.

     The Company reserves the right to disallow a requested decrease, and will not permit a requested decrease, among other reasons, (i) if compliance with the guideline premium limitations under Federal tax law resulting from the requested decrease would result in immediate termination of the Policy, or (ii) if, to effect the requested decrease, payments to the Policy Owner would have to be made from Account Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Account Value under the Policy. If we do not approve a change you have requested, we will send you a written notice of our decision about making the change. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 39.

     Decreasing the Specified Amount will generally decrease the Base Death Benefit. The amount of change in the Base Death Benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the Base Death Benefit under the Policy is being calculated using a Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the Policy is in force and the subsequent level of Policy values. For example, a decrease in Specified Amount may decrease the Net Amount at Risk, which will decrease a Policy Owner's cost of insurance charges over time.

GUARANTEED DEATH BENEFIT RIDER

     Generally, the length of time the Policy remains in force depends on the Account Value less Outstanding Debt. Because the charges that maintain the Policy are deducted monthly from the Account Value, coverage will last as long as the Account Value less Outstanding Debt is sufficient to pay these charges. See "Grace Period and Lapse," page 33. The investment experience of any amounts in the Subaccounts of the Variable Account and the interest earned in the Guaranteed Interest Account will affect the amount of the Account Value and, as a result, the length of time the Policy remains in force without the payment of additional premiums.

     When application for a Policy is made, the Policy Owner will have the opportunity to elect the Guaranteed Death Benefit Rider, which may extend to the Maturity Date the period that the Specified Amount of the Policy will remain in effect if the Subaccounts suffer adverse investment experience. Premiums required by the Rider vary depending on the Specified Amount as well as other factors. See "Guaranteed Death Benefit Rider Premiums," page 20.

     Determination as to whether the Guaranteed Death Benefit Rider will remain in effect is made as follows: On each Monthly Anniversary Day, two tests will be performed: under the first test Account Value must exceed Outstanding Debt; and under the second test (i) the actual premiums paid, less the amount of any Partial Surrenders (and any fees imposed as a result of the Partial Surrender) must equal or exceed (ii) the Monthly Guarantee Premium for the Rider times the number of complete months since the Policy Date. If the Policy fails to meet either test on any Monthly Anniversary Day, the Guaranteed Death Benefit Rider will enter a grace period, and unless sufficient payment is received by the Company, the Rider will lapse. See "Grace Period and Lapse -- If Guaranteed Death Benefit Rider Is in Effect," page 34. Once it has lapsed, the Guaranteed Death Benefit Rider can not be reinstated. Thereafter the normal test for lapse will apply.

     Coverage provided by the Term Insurance Rider and any amount by which the Base Death Benefit exceeds the Specified Amount are not protected by the Guaranteed Death Benefit Rider.

     There is a charge for the Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit Charge," page 37. This charge will end if at any time the Policy fails the monthly tests.

     Please refer to the Policy for additional information on the Guaranteed Death Benefit Rider.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, a Policy Owner may elect to add one or more of the optional insurance benefits described below to the Policy at the time of application for a Policy. These other optional insurance benefits are added to the Policy by Rider. Certain restrictions may apply and are described in the applicable Rider. In addition, adding or canceling these benefits may have an effect on the Policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 41. An insurance agent authorized to sell the Policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available Riders other than that listed below. Contact an insurance agent authorized to sell the Policy for a complete list of the Riders available.

  TERM INSURANCE RIDER

     The Policy can be issued with a Term Insurance Rider as a portion of the total death benefit. This Rider provides term life insurance on the life of the Insured, which is annually renewable to attained Age 95. As described below, the amount of the coverage provided under the Rider varies over time.

     At issue, a schedule of death benefit amount called the "Target Death Benefit" is established. The Target Death Benefit may be varied as often as each Policy year, and, subject to the Company's rules, may be changed after issue. See "Death Benefits Under the Policy," page 22.

     The amount of Term Insurance Rider in force at any time is equal to the difference between the scheduled Target Death Benefit and the Base Death Benefit in effect. The Rider is dynamic in that it adjusts for variations in the Base Death Benefit under the Policy (e.g., changes resulting from the Federal income tax law definition of life insurance). The Company generally restricts the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount. For example, if the Specified Amount is $100,000 then the maximum amount of Target Death Benefit allowed is $900,000.

     For example, assume the Base Death Benefit varies according to the following schedule. The Term Insurance Rider will adjust to provide death proceeds equal to the Target Death Benefit each year:

BASE DEATH BENEFIT     TARGET DEATH BENEFIT     TERM INSURANCE RIDER AMOUNT
------------------     --------------------     ---------------------------
     $500,000                $550,000                     $50,000
     $501,500                $550,000                     $48,500
     $501,250                $550,000                     $48,750

     Since the Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the Base Death Benefit. Using the above example, if the Base Death Benefit grew to $550,000, the Term Insurance Rider would be reduced to zero. (It can never be reduced below zero.) Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the Base Death Benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

     There is no defined premium for the Term Insurance Rider, instead, the cost of the Rider is added to the monthly deductions, and is based on the Insured's attained Age and premium class. The Company may adjust the rate charged for the Rider from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy Year. The cost for the Rider is added to the Company's calculation of the Monthly Guarantee Premium and to the calculation of the Minimum Annual Premium.

BENEFITS AT MATURITY

     If the Insured is living on the Maturity Date, the Company will pay to the Policy Owner, as an endowment benefit, the Account Value of the Policy less Outstanding Debt. Payment ordinarily will be made within seven days of the Policy Anniversary, although payments may be postponed in certain circumstances. See "Payments," page 49.

POLICY VALUES

  ACCOUNT VALUE

     The Account Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and any Guaranteed Interest Account, as well as the amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. On each Monthly Anniversary Day, the portion of the Account Value allocated to a particular Subaccount also will be adjusted to reflect the assessment of the monthly deduction. See "Determination of Account Value," page
28. No minimum amount of Account Value is guaranteed. A Policy Owner bears the risk for the investment experience of Account Value allocated to the Subaccounts.

  SURRENDER VALUE

     The Owner can surrender a Policy at any time while the Insured is living and receive its Cash Value less any Outstanding Debt. The Cash Value of the Policy equals the Account Value plus any applicable refund of Sales Charges. Thus, the Cash Value will exceed the Policy's Account Value by the refund amount in the three years following Policy issuance. Once the refund of Sales Charges has expired, the Surrender Value will equal the Account Value (less any Outstanding Debt). See "Full Surrender," page 32.

DETERMINATION OF ACCOUNT VALUE

     Although the death benefit under a Policy can never be less than the Policy's Specified Amount, the Account Value will vary depending upon several factors, including the investment performance of the Subaccounts to which Account Value has been allocated, payment of premiums, the amount of any Outstanding Debt, Partial Surrenders, and the charges assessed in connection with the Policy.

     The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The value of the Subaccounts will reflect the investment experience of the corresponding Portfolio. The investment experience reflects the investment income, realized and unrealized capital gains and losses and expenses of the Portfolio and any dividends or distributions declared by a Portfolio. Any dividends or distributions from any Portfolio of the Funds will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Variable Account, elects otherwise.

     Amounts allocated to the Subaccounts are measured in terms of Units, which are a measure of value used for bookkeeping purposes. The value of amounts invested in each Subaccount is represented by the value of the Units credited to the Policy for that Subaccount. On any given day, the amount in a Subaccount of the Variable Account is equal to the Unit value times the number of Units credited to the Policy in that Subaccount. The Units of each Subaccount will have different Unit values.

     Units of a Subaccount are purchased (credited) whenever premiums or transfer amounts (including transfers from the Loan Account) are allocated to that Subaccount. Units are redeemed (debited) to make Partial Surrenders, to transfer amounts from a Subaccount (including transfers to the Loan Account), upon a full surrender, and to pay the death benefit when the Insured dies. Units are also redeemed to pay monthly deductions from the Policy's Account Value and for Policy transaction charges. The number of Units purchased or redeemed in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Unit Value of the affected Subaccount, calculated after the close of business that day. The number of Units changes only as a result of Policy transactions or charges; the number of Units credited will not change because of subsequent changes in Unit Value.

     Transactions are processed as of the Transaction Date. The Transaction Date is the date a premium or an acceptable written request is received at the Customer Service Center. If the premium or request reaches the Customer Service Center on a day which is not a Valuation Date, or after the close of business on a Valuation Date (that is, after 4:00 p.m. Eastern Time), the Transaction Date will be the next succeeding Valuation Date. All Policy transactions are performed as of a Valuation Date. If a Transaction Date or Monthly Anniversary Day occurs on a day other than a Valuation Date (e.g., on a Saturday), the calculation will take place on the next Valuation Date (e.g., on the following Monday).

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Unit Value of a Subaccount on any Valuation Date is calculated by the Company on every Valuation Date as follows:

          1. Calculate the value of the shares of the Portfolio belonging to the Subaccount as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, the Net Asset Value per share reported to the Company by the managers of the Portfolio is used.

          2. Add the value of any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. Subtract from this amount a charge for taxes, if any.

          3. Divide the resulting amount by the number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

     The Unit Value of each Subaccount on its first Valuation Date was set at $10.00.

TRANSFER OF ACCOUNT VALUE

     Account Value may be transferred after the Free Look Period among the Subaccounts by the Policy Owner upon proper written request to the Customer Service Center. Currently, there are no limitations on the number of transfers between Subaccounts, no minimum amount required for a transfer, nor any minimum amount required to remain in a given Subaccount after a transfer. Further, no transfer may be made if a Policy is in the Grace Period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 33. A charge of $50 is imposed on Policy transfers in excess of twelve in any Policy year.

     Account Value may also be transferred after the Free Look Period and within specified limits from the Subaccounts to the Guaranteed Interest Account; however, such a transfer will only be permitted in the Policy month following a Policy Anniversary and the total amount allocated or transferred to the Guaranteed Interest Account cannot exceed $250,000. Transfers from the Guaranteed Interest Account to the Subaccounts are also restricted as described in "The Guaranteed Interest Account," page 46.

POLICY OWNER SERVICES

     The Company currently offers Policy Owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time; Owners of Policies in force at the time of termination utilizing these services will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of the operation of these services are not counted toward the limit of 12 transfers per Policy Year without a transfer charge. If the Company elects to impose a charge for these services, Owners of Policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of Units in one or more Subaccounts and the purchase of Units in one or more other Subaccounts. This may result in a loss of Account Value.

  DOLLAR COST AVERAGING

     Dollar Cost Averaging is available to Owners of Policies with at least $5,000 of Account Value allocated to the Money Market Subaccount. The main objective of Dollar Cost Averaging is to protect the Account Value from short-term price fluctuations. Since under Dollar Cost Averaging the same dollar amount is transferred to other Subaccounts each period, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps the Policy Owner from investing too much when the price of shares is high and too little when the price of shares is low. There is no guarantee that this service will generate a profit or avoid a loss.

     If Dollar Cost Averaging is elected by completing and returning to the Company at the Customer Service Center the form provided by the Company, a designated dollar amount of Account Value will be transferred automatically from the Money Market Subaccount to one or more other Subaccounts of the Variable Account each period. Dollar Cost Averaging allocations may be made either monthly or quarterly. (Dollar Cost Averaging transfers may not be made to the Guaranteed Interest Account.) Dollar Cost Averaging may be terminated at a designated date or when the Money Market Subaccount reaches a pre-defined minimum balance.

     Each transfer under Dollar Cost Averaging must be at least $250. Each automatic monthly transfer will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If Dollar Cost Averaging is elected at the time of application, transfers will begin in the appropriate calendar month following completion of the Free Look Period. If elected after issuance of the Policy, transfers will begin in the appropriate calendar month which is at least 30 days following our receipt of the request for Dollar Cost Averaging. If, at the time of any transfer, the amount in the Money Market Subaccount is equal to or less than the amount elected to be transferred, the entire remaining balance will be transferred and Dollar Cost Averaging will end. The amount to be transferred or the Subaccounts to which transfers are to be made may be changed once each Policy year. Dollar Cost Averaging may be canceled at any time by sending notice to our Customer Service Center which is received at the Center at least 10 days before the next transfer date.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after a monthly or quarterly Dollar Cost Averaging transfer has been completed.

  AUTOMATIC REBALANCING

     Automatic Rebalancing provides a method for maintaining a balanced approach to allocating Account Values among Subaccounts and simplifies the process of asset allocation over time.

     Automatic Rebalancing may be elected when application for a Policy is made or at any subsequent time by completing and returning to the Company at the Customer Service Center the form provided by the Company. Automatic Rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     If Automatic Rebalancing is elected with the application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Free Look Period. If elected after Policy issue, transfers will begin as of the 10th day of the last month of the calendar quarter which follows the Company's receipt of notification at the Customer Service Center.

     The Automatic Rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the Automatic Rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Policy Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of Automatic Rebalancing is received.

     Automatic Rebalancing may be terminated at any time, so long as notice of the termination is received at the Customer Service Center at least 10 days prior to the next scheduled transfer.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after Dollar Cost Averaging has ended.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date, the Policy Owner may exercise the right to exchange the Policy from one in which the investment experience is not guaranteed into a guaranteed Policy. This is accomplished by the transfer of the entire amount in the Subaccounts of the Variable Account to the Guaranteed Interest Account, and the allocation of all future premium payments to the Guaranteed Interest Account. This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will be imposed on the transfer in exercising this exchange privilege. If the right to exchange is exercised, the restriction on amounts which may be held in the Guaranteed Interest Account is waived, but the limitations on transfers from the Guaranteed Interest Account to the Subaccounts will continue. See "The Guaranteed Interest Account," page 46. The owner of a Policy offered or issued for delivery in the State of Connecticut will have the right to exchange the Policy for a policy made available by the Company at the time, the cash values and death benefits of which are not dependent upon the investment experience of a separate account.

POLICY LOANS

     The Policy Owner may borrow money from the Company at any time using the Policy as the only security for the loan by submitting a proper written request to the Customer Service Center. A loan may be taken any time a Policy is in force. The minimum loan that can be taken is $250 (except that the minimum loan that can be taken on a Policy offered or issued for delivery in the State of Connecticut is $200). The maximum amount that can be borrowed at any time is 90% of the Account Value of the Policy less any Outstanding Debt. (If the loan is requested on a Monthly Anniversary Day, the maximum loan amount is further reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and accrued loan interest payable to the Company at any time.

     Loan interest is payable at a guaranteed annual rate of 4.6%. Interest on a Policy loan is accrued daily and is due for the Policy year on each Policy Anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the principal amount of the Outstanding Debt.

     The Owner may repay all or part of the Outstanding Debt at any time while the Policy is in force. Only payments designated as loan or interest payments will be treated as such. Loan repayments reduce the Outstanding Debt by the amount of the payment. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a Scheduled Premium.

     When a Policy Owner takes a loan, an amount equal to the loan is transferred out of the Policy Owner's Account Value in the Subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Account Value less Outstanding Debt. Each Policy Anniversary, an amount equal to the loan interest due and unpaid for the Policy Year will be transferred to the Loan Account from the Subaccounts and Guaranteed Interest Account on a proportional basis.

     The Loan Account is a part of the Company's General Account. Amounts held in the Loan Account are credited daily with a fixed rate of interest equal to an annualized rate of 4.0%. After the tenth Policy anniversary, the annual interest rate that applies to the Loan Account is expected be 0.3% higher than otherwise applicable.

     Loan repayments release funds from the Loan Account. Amounts released from the Loan Account as a result of a loan repayment will be transferred into the Subaccounts and Guaranteed Interest Account in accordance with the most recent allocation instructions for Scheduled Premium Payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred each Policy Anniversary to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     While the amount to secure the Outstanding Debt is held in the Loan Account, the Policy Owner forgoes the investment experience of the Subaccounts and the current interest rate of the Guaranteed Interest Account on that amount. Thus Outstanding Debt, whether or not repaid, will have a permanent effect on the Policy's values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of death benefit paid upon the death of the Insured, or the Cash Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the Policy remains in force. Unless the Guaranteed Death Benefit Rider is in force, the Policy will lapse when Account Value minus Outstanding Debt is insufficient to cover the monthly deduction against the Policy's Account Value on any Monthly Anniversary Day and the minimum payment required is not made during the Grace Period. Moreover, the Policy may enter the Grace Period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the Guaranteed Death Benefit Rider may end if Outstanding Debt exceeds the Account Value of the Policy. Additional payments or repayment of a portion of Outstanding Debt may be required to keep the Policy or the Rider in force. See "Grace Period and Lapse," page 33.

     A loan will not be treated as a distribution from the Policy and will not result in taxable income to the Policy Owner unless the Policy is a modified endowment contract, in which case a loan will be treated as a distribution that may give rise to taxable income. In the event that a Policy lapses or is surrendered under circumstances where the Loan is effectively repaid from the cash surrender value proceeds, such proceeds are includible in the amount received by the Policy Owner for income tax purposes and may be partially or fully taxable as ordinary income to the Policy Owner. For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 39.

FULL SURRENDER

     A Policy Owner may fully surrender a Policy at any time during the life of the Insured. The amount received in the event of a full surrender is the Policy's Surrender Value on the date the surrender request is received, which is equal to its Account Value plus any applicable refund of Sales Charge, reduced by any Outstanding Debt.

     A Policy Owner may surrender a Policy by sending a written request together with the Policy to the Customer Service Center. The proceeds will be determined as of the end of the Valuation Period during which the request for a surrender is received. A Policy Owner may elect to have the proceeds paid in cash or applied under a payment plan offered under the Policy. See "Payment Plan/Settlement Provisions," page 49. For information on the tax effects of a surrender of a Policy, see "Federal Income Tax Considerations," page 39.

PARTIAL SURRENDER

     A Partial Surrender allows the Policy Owner to obtain a portion of the Account Value of the Policy without having to surrender the Policy in full. A Partial Surrender may be made after the first Policy anniversary. There is currently no limit on the number of Partial Surrenders allowed in a Policy year, but the Company reserves the right to limit the number of Partial Surrenders to 12 per year.

     A Partial Surrender must be for at least $500 (plus the applicable fee), and the Policy's Account Value less Outstanding Debt after the Partial Surrender must be at least $500 of Account Value less Outstanding Debt. In addition, the Partial Surrender must not reduce the Target Death Benefit or Specified Amount at the time of the reduction below the minimum we require to issue the Policy.

     The Policy Owner may make a Partial Surrender by submitting a proper written request to the Customer Service Center. As of the effective date of any Partial Surrender, the Policy Owner's Account Value and Surrender Value will be reduced by the amount surrendered (plus the applicable fee). The amount of the Partial Surrender (plus the applicable fee) will be deducted proportionately from the Policy Owner's Account Value in the Subaccounts and the Guaranteed Interest Account.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option I, the Target Death Benefit and the Base Death Benefit are generally reduced by the amount of the Partial Surrender (plus the amount of the Partial Surrender fee). The Specified Amount under the Policy is decreased by the lesser of (i) the amount of the Partial Surrender or (ii) if the Base Death Benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the Base Death Benefit less the amount of the Partial Surrender. The Target Death Benefit under the policy is reduced by the lesser of
(1) the amount of the Partial Surrender or (2) if the Base Death Benefit prior to the Partial Surrender is greater than the Target Death Benefit, the amount, if any, by which the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the Partial Surrender.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option II, the Target Death Benefit is generally reduced by the amount of the Partial Surrender (plus the amount of the Partial Surrender fee). The Partial Surrender will not change the Specified Amount of the Policy. However, assuming that the Base Death Benefit under Option II is not equal to Cash Value times the applicable Death Benefit Percentage, the Partial Surrender will reduce the Base Death Benefit by the amount of the Partial Surrender. If the Option II death benefit is based upon the Cash Value times the Death Benefit Percentage, a Partial Surrender may cause the Base Death Benefit to decrease by an amount greater than the amount of the Partial Surrender. The Target Death Benefit under the policy is reduced by the lesser of (1) the amount of the Partial Surrender or (2) if the Base Death Benefit prior to the Partial Surrender is greater than the Target Death Benefit, the amount, if any, by which the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the Partial Surrender. See "Death Benefits under the Policy," page 22.

     A fee of $25 or 2% of the Partial Surrender amount, whichever is less, will be assessed for each Partial Surrender. See "Charges and Deductions -- Transaction and Other Charges", page 37.

     For information on the tax treatment of Partial Surrenders, see "Federal Income Tax Considerations," page 39.

  GRACE PERIOD AND LAPSE

     In general, the Policy and all Riders attached to it will continue in force as long as the Account Value less Outstanding Debt of the Policy is sufficient to pay all the monthly deductions. The Policy will lapse only when the Account Value less Outstanding Debt is insufficient to cover the current monthly deduction against the Policy's Account Value on any Monthly Anniversary Day, and a 61-day Grace Period expires without the Policy Owner making a sufficient payment.

  IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

     If an insufficiency occurs and a Guaranteed Death Benefit Rider is not in effect, the Owner must pay during the Grace Period the amount required under the Policy to avoid lapse. In addition, payment of any loan interest accrued for the Policy year but unpaid as of the Monthly Anniversary Day when insufficiency occurs is required to be paid prior to the end of the Grace Period.

     The Company will not accept any payment if it would cause the Policy Owner's total premium payments to exceed the maximum permissible premium for the Policy's Specified Amount under the Internal Revenue Code. This may occur when the Policy Owner has Outstanding Debt, in which case the Policy Owner could repay a sufficient portion of the Outstanding Debt to avoid termination. In this instance, the Policy Owner may wish to repay an additional portion of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums for the Policy's Specified Amount, the Policy Owner may also wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Account Value less Outstanding Debt is insufficient to cover the entire monthly deduction on a Monthly Anniversary Day, the Company will deduct the amount that is available. The Company will notify the Policy Owner (and any assignee of record) of the payment required to keep the Policy in force. The Policy Owner will then have a Grace Period of 61 days, measured from the date the notice is sent, to make the required payment. The payment required is the amount of the monthly deduction not paid plus not less than two succeeding monthly deductions (or the number of monthly deductions remaining until the next Scheduled Premium due date, if more than two), grossed up by the amount of the deductions from premiums (see "Charges and Deductions -- Deductions from Premiums," page 34). The Policy will remain in force through the Grace Period. Failure to make the required payment within the Grace Period will result in termination of coverage under the Policy, and the Policy will lapse. If the required payment is made during the Grace Period, any premium paid will be allocated among the Subaccounts of the Variable Account and the Guaranteed Interest Account in accordance with the Policy Owner's current Scheduled Premium allocation instructions. Any monthly deduction due will be charged to the Subaccounts and the Guaranteed Interest Account on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid monthly deductions and any Outstanding Debt.

  IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

     If the Guaranteed Death Benefit Rider is in effect and the tests for continuation of the Rider have been met, the Specified Amount of the Policy will not lapse even if the Account Value less Outstanding Debt is not sufficient to cover all the deductions from the Account Value on any Monthly Anniversary Day. See "Guaranteed Death Benefit Rider", page 26.

     While the Guaranteed Death Benefit Rider is in effect, the Account Value of the Policy may be reduced by monthly deductions, but not below zero. Any monthly deductions which would reduce the Account Value below zero will be waived.

     The Guaranteed Death Benefit Rider will be terminated if the Policy does not meet the monthly tests, as explained in "Guaranteed Death Benefit Rider", page 26, and the payment required under the Rider is not made within the Grace Period. The payment required is the amount of the cumulative Monthly Guarantee Premiums not paid plus not less than two additional Monthly Guarantee Premiums (or the number of Monthly Guarantee Premiums remaining until the next Scheduled Premium due date, if more than two). If the Guaranteed Death Benefit Rider is terminated, the normal test for lapse will resume.

     The Guaranteed Death Benefit Rider is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts and the State of Texas, and, therefore, Grace Period and Lapse will be treated as described in the immediately preceding section entitled "If the Guaranteed Death Benefit Is Not In Effect".

REINSTATEMENT

     The Company will reinstate a lapsed Policy (but not a Policy which has been surrendered for its Surrender Value) at any time within five years after the Monthly Anniversary Day immediately before the start of the Grace Period but before the Maturity Date, provided the Company receives the following: (i) a written application from the Policy Owner; (ii) evidence of insurability satisfactory to the Company; (iii) payment of all monthly deductions that were due and unpaid during the Grace Period; (iv) payment of an amount at least sufficient to keep the Policy in force for three months after the date of reinstatement; (v) payment of due and unpaid interest on Outstanding Debt to the next succeeding Policy Anniversary Day, and (vi) the reinstatement fee.

     When the Policy is reinstated, the Account Value will be equal to the Account Value on the date of the lapse, subject to the following: (i) any Outstanding Debt on the date of lapse must be paid or reinstated; and, (ii) no interest on amounts held in the Company's Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement. Reinstatement will be effective as of the Monthly Anniversary Day on or preceding the date of approval by the Company, and Account Value minus, if applicable, Outstanding Debt will be allocated among the Subaccounts and the Guaranteed Interest Account in accordance with the Policy Owner's most recent Scheduled Premium allocation instructions.

     The Company charges a fee of $150 to process a reinstatement.

  CHARGES AND DEDUCTIONS

     The Policy provides for the deduction of certain charges and expenses upon the payment of premiums and from Account Values of the Policy. These charges and expenses are in addition to the expenses borne by the Funds, which are explained at page 12.

DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to allocation of the net premium to the Policy Owner's Account Value. These charges consists of the following items:

  SALES CHARGE

     The Company deducts a Sales Charge equal to 9% from each premium up to the "Target Premium" paid in each year during the first ten Policy Years and during the first ten Policy Years following an increase in Specified Amount. The Sales Charge does not apply to premium amounts in excess of the Target Premium paid during the first ten Policy years, nor any premium paid after the tenth Policy year. The Sales Charge is guaranteed not to exceed these amounts.

     The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option I Policy without violating the limits imposed by the Federal income tax law definition of a modified endowment contract. See "Modified Endowment Contracts," page 41. The Target Premium is not based on the Scheduled Premium. The Target Premium for the Policy and Specified Amount coverage segments added since the Policy Date will be stated in the Policy.

     The Sales Charge is deducted to compensate the Company for the cost of distributing the Policies. The amount derived by the Company from the Sales Charge is not expected to be sufficient to cover the sales and distribution expenses in connection with the Policies. To the extent that sales and distribution expenses exceed Sales Charges, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risks and from mortality gains.

     Upon a full surrender in the first three Policy years, if the Policy is not in default, a portion of the Sales Charges previously deducted from premium payments may be refunded. For Policies surrendered in the first Policy year, the refund will be equal to the sum of all Sales Charge deductions in that Policy year. For Policies surrendered in the second Policy year, the refund will be equal to 66.67% of the Sales Charge deductions in the first Policy year. For Policies surrendered in the third Policy year, the refund will be equal to 33.33% of the Sales Charges deductions in the first Policy year. No refund will be paid if the Policy is in default.

  TAX CHARGES

     All states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. The Company currently deducts an amount equal to the actual premium tax imposed in the applicable jurisdiction to pay these premium taxes. Currently, these taxes range from 0% to 4%. The Company does not expect to make a profit from this charge.

     A charge currently equal to 1.25% of each premium payment is deducted from each premium to cover the estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums received. The Company believes this charge for deferred acquisitions costs is reasonable in relation to the Company's increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from a Policy Owner are not subject to this tax. The Company does not expect to make a profit from this charge.

     The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to the Company or to reflect any legislative changes in the applicable tax based on premiums. In addition, if an insured person changes his or her place of residence, the Company should be notified of the change. Any change in the tax rate will be effective on the next policy anniversary.

MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the monthly deduction is deducted from a Policy's Account Value in the Subaccounts and Guaranteed Interest Account beginning on the Policy Date and on each Monthly Anniversary Day thereafter. The monthly deduction consists of the following items:

  COST OF INSURANCE

     This monthly charge compensates the Company for the anticipated cost of paying death benefits in excess of Account Value to Beneficiaries of Insureds who die. The amount of the charge is equal to a current cost of insurance rate multiplied by the Net Amount at Risk under a Policy at the beginning of the Policy Month. The Net Amount at Risk for these purposes is equal to the amount of Base Death Benefit payable at the beginning of the Policy Month less the Account Value at the beginning of the Policy Month.

     The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. These rates are based on the Age, sex, duration and underwriting class of the Insured. They are also based on the gender of the Insured, except that unisex rates are used where appropriate under applicable law, including in the states of Montana and Massachusetts and in Policies purchased by employers and employee organizations in connection with certain employment related insurance or benefit programs.

     As of the date of this prospectus, the Company charges "current rates" that are lower (i.e., less expensive) than the guaranteed rates, and the Company may also change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the

Insured. In addition, they also vary with the Policy duration. The cost of insurance rate generally increases with the Age of the Insured.

     Lower cost of insurance rates are offered at most ages for insured who qualify for the standard underwriting class and whose applications are fully underwritten, i.e., subject to evidence of insurability on the part of the Insured. On the other hand, current insurance rates are generally higher if the Policies are issued on a guaranteed issue basis, where evidence of insurability is not required. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Because only limited underwriting information is obtained in this alternative underwriting procedure, Policies in this underwriting class may present an additional mortality expense to the Company relative to Policies which are fully underwritten. The additional risk is generally reflected in higher current insurance rates, which are nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

     The Company may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under Policies in a single Case that meet our requirements at the time of Policy issue.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Account Value will first be applied to the initial Specified Amount. If the Account Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the Base Death Benefit equals the Surrender Value multiplied by the applicable Death Benefit Percentage, any increase in Account Value will cause an automatic increase in the Base Death Benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a subsequent decrease in Specified Amount).

  MORTALITY AND EXPENSE RISK CHARGE

     Each month a charge is deducted for mortality and expense risks assumed by the Company. During the first 10 Policy years, this charge is guaranteed not to exceed 0.05% per month of the amount in the Subaccounts of the Variable Account, which is equivalent to an annual rate of 0.60% of the portion of the Policy Account Value allocated to the Variable Account. Each month the Policy remains in force after the tenth Policy Anniversary, the Mortality and Expense Risk Charge is expected to be reduced to an amount equal to 0.025% per month of the Subaccount amount. This is equivalent to 0.30% on an annualized basis. A reduction of the Mortality and Expense Risk Charge to at least 0.45% on an annualized basis after the tenth Policy Anniversary is guaranteed.

     The mortality and expense risk charge is assessed to compensate the Company for assuming mortality and expense risks under the Policies. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet the Company's actual claims. The expense risk the Company assumes is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses. The Company will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. The Company may use this profit for other purposes, including any distribution expenses not covered by the Sales Charge.

     This charge is not assessed against the amount of the Account Value which is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

  ADMINISTRATIVE CHARGE

     An administrative charge of $7.50 is deducted monthly from the Account Value. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the Policies. In addition, a charge of $5.00 is deducted monthly from the Account Value for the first three Policy years for Policies subject to medical underwriting. This charge is $3.00 per month for the first three Policy years for Policies underwritten on a guaranteed issue basis. This charge is assessed to reimburse the Company for the expenses associated with the underwriting of the Policy. This charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

  GUARANTEED DEATH BENEFIT CHARGE

     If the Guaranteed Death Benefit Rider has been elected, a charge of $0.01 per thousand dollars of Policy Specified Amount is deducted each month the Rider is in effect. This charge is guaranteed never to exceed this amount.

     The Guaranteed Death Benefit Rider is not available on Polices offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

  OTHER OPTIONAL INSURANCE BENEFITS CHARGES

     The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider, including the Term Insurance Rider. See "Other Optional Insurance Benefits," page 26.

     As with the Base Death Benefit, the Term Insurance Rider contains guaranteed cost of insurance rates that may not be increased, and current rates which are lower than the guaranteed rates. These rates also vary based on the underwriting class.

CORPORATE PURCHASERS

     The Policy is available for purchase by individuals and by corporations and other institutions. For corporate or other group or sponsored arrangements purchasing one or more Policies constituting a Case, the Company may reduce the amount of the Sales Charge, mortality and expense risk charge, cost of insurance charges, underwriting charge or issue charge where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or projected premium payments. In addition, the Company may reduce the minimum Specified Amount, Target Death Benefit, or Minimum Annual Premium for the Policies representing the Case. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

TRANSACTION AND OTHER CHARGES

     A Partial Surrender fee will be deducted from the Account Value for each Partial Surrender Transaction. The fee will equal the lesser of $25 and 2% of the Partial Surrender amount. This charge is guaranteed not to exceed these amounts.

     The Company assesses a $50 charge on transfers of Account Value between the Subaccounts which exceed twelve in any Policy year. The Company assesses a $150 charge on reinstatement of a lapsed Policy. The Company also assesses a fee of $25 for more than two changes in the premium allocation percentages in any Policy year. These charges are guaranteed not to exceed this amount.

     The Company may charge the Subaccounts for federal income taxes incurred by the Company that are attributable to the Variable Account and its Subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 43.

     The Company will bear the direct operating expenses of the Variable
Account.

FEES AND EXPENSES OF THE FUNDS

     The Subaccounts purchase shares of the corresponding Portfolio of the underlying Fund. The Fund and each of its Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio are set forth below. The Funds are governed by their Boards. The Fund's expenses are not fixed or specified under the terms of the Policy. The advisory fees and other expenses are summarized at pages 12-14 of this Prospectus and are more fully described in the prospectuses of the Funds.

     Information contained in the following table was provided by the respective Funds, which are solely responsible for such information.

                       ANNUAL EXPENSES FOR THE YEAR ENDED
                               DECEMBER 31, 1997


                                                                        EXPENSES
                                                     MANAGEMENT          (AFTER            TOTAL
                    FUND/PORTFOLIO                      FEES         REIMBURSEMENT)       EXPENSES
    -----------------------------------------------  ----------   ---------------------   --------
    MONY Series Fund, Inc.
      Intermediate Term Bond Portfolio.............       .42%(1)           .09%(2)           .51%
      Long Term Bond Portfolio.....................       .42(1)            .07(2)            .49
      Government Securities Portfolio..............       .42(1)            .14(2)            .56
      Money Market Portfolio.......................       .40               .06(2)            .46
    Enterprise Accumulation Trust
      Equity Portfolio.............................       .80%              .04%(3)           .84%
      Small Cap Portfolio..........................       .80               .06(3)            .86
      Managed Portfolio............................       .73               .03(3)            .76
      International Growth Portfolio...............       .85               .34(3)           1.19
      High Yield Bond Portfolio....................       .60               .17(3)            .77
    Van Eck Trust
      Worldwide Bond Fund..........................      1.00%              .12              1.12%
      Worldwide Hard Assets Fund...................      1.00               .18              1.18
      Worldwide Emerging Markets Fund..............      1.00               .34              1.34
    Dreyfus Variable Investment Fund
      Capital Appreciation Portfolio...............       .55%              .25               .80%
      Small Company Stock Portfolio................       .75               .37              1.12
    Dreyfus Stock Index Fund.......................      .245%             .035               .28%
    Price Equity Series
      Equity Income Portfolio......................       .85%               --               .85%
      Mid-Cap Growth Portfolio.....................       .85                --               .85
      New America Growth Portfolio.................       .85                --               .85
      Personal Strategy Balanced Portfolio.........       .90                --               .90
    Price Fixed Income Series
      Limited Term Bond Portfolio..................       .70%               --               .70%
      Prime Reserve Portfolio......................       .55                --               .55%
    Price International Series
      International Stock Portfolio................      1.05%               --              1.05%

---------------
1. Management Fees reflect investment advisory fees of .50% which became effective on and after October 14, 1997. Prior thereto, the investment advisory fees were .40%.

2. Expenses reflect the reallocation of the fees and expenses associated with the computation of the net asset value of the Fund from MONY America to the Fund which became effective on and after October 14, 1997. Expenses also include custodial credit percentages as follows: Intermediate Term
    Bond -- .0080%; Long Term Bond -- .0043%; Government Securities -- .0169%; and Money Market -- .0048%.

3. Reflects expense reimbursements in effect on May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity -- .84%; Small Cap -- .86%; Managed -- .76%; Institutional Growth -- 1.19%; and High Yield Bond -- .77%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.

GUARANTEE OF CERTAIN CHARGES

     The Company guarantees that certain charges will not increase. This includes the sales charge, the guaranteed cost of insurance rates, the mortality and expense risk charge, the administrative charge, the Guaranteed Death Benefit charge, and certain transaction charges. Any changes in the current cost of insurance charge related to the Base Death Benefit or the monthly charge for the Term Insurance Rider will be made by class of Insured and will be based on changes in future expectations with respect to investment earnings, mortality, length of time policies will remain in effect, expenses, and taxes. In no event will they exceed the guaranteed rates defined in the Policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). This discussion is not intended as tax advice. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved, tax advice may be needed by a person contemplating the purchase of the Policy. It should, therefore, be understood that these comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy and that special rules which are not discussed herein may apply in certain situations. Moreover, no representation is made as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations by the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules described in this discussion or that relate directly or indirectly to life insurance policies. Finally, these comments do not take into account any state or local income tax considerations which may be involved in the purchase of the Policy.

  DEFINITION OF LIFE INSURANCE

     Section 7702 of the Internal Revenue Code (the "Code") provides that if one of two alternate tests are met, a policy will be treated as a life insurance policy for federal tax purposes. These tests are referred to as the "Guideline Premium/Cash Value Corridor Test" and the "Cash Value Accumulation Test".

     The Guideline Premium/Cash Value Corridor Test provides for, among other things, (i) a maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium", and (ii) a minimum ongoing "corridor" of death benefit in relation to the Cash Value of the Policy, known as the "Guideline Premium/Cash Value Corridor Test Death Benefit Percentage." In most situations, the death benefit that results from the Guideline Premium/Cash Value Corridor Test will ultimately be less than the amount required under the Cash Value Accumulation Test. See Appendices A and B for a table of the Guideline Premium/Cash Value Corridor Test factors.

     Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to the Policy Cash Value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, referred to as the "Cash Value Accumulation Test", which depends on the Insured's Age, sex and underwriting class at any point in time. See Appendices C, D, E, and F, for the tables of the Cash Value Accumulation Test factors.

     The policy allows the Policy Owner to choose, at issue, which definition of life insurance test will apply to the Policy. Regardless of which test is chosen, the Company will at all times assure the Policy meets the statutory definition which qualifies the Policy as life insurance for Federal income tax purposes. Therefore, the Company believes that the Policy will meet this Federal tax law definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit generally should be excludable from the gross income of the Beneficiary (whether the Beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax and the Policy Owner generally should not be deemed to be in constructive receipt of the cash values under the Policy until a full surrender thereof, maturity of the Policy, or Partial Surrender. In addition, certain Policy loans may be taxable in the case of Policies that are modified endowment contracts. Prospective Policy Owners that intend to use Policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate Owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

     The favorable tax treatment of Section 101(a)(1) will not apply to benefits paid at the maturity of the Policy (age 95). See "Benefits at Maturity," page
27. Also, any interest payment accrued on death proceeds paid either as a lump sum or other than in one lump sum may be subject to tax. See "Payment Plan/Settlement Provisions," page 49.

  DIVERSIFICATION REQUIREMENTS

     To comply with regulations under Section 817(h) of the Code, each Portfolio is required to diversify its investments. Generally, a Portfolio is required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each US Government agency or instrumentality is treated as a separate issuer, and any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the US or by an agency or instrumentality of the US is treated as a security issued by the US Government or its agency or instrumentality, whichever is applicable.

     While there should be no question that, for federal income tax purposes, the Portfolio shares underlying the Policies are owned by the Company and not by a Policy Owner or any Beneficiary, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  TAX TREATMENT OF POLICIES

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts for Federal income tax purposes referred to as modified endowment contracts. With the enactment of this legislation, the Policies will be treated in one of two ways. Policies that are not classified as modified endowment contracts will be subject to the same income tax treatment as conventional life insurance contracts, as described below. Taxation of pre-death distributions from Policies that are classified as modified endowment contracts is somewhat different, as described below.

     A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract. For example, if the "seven-pay premiums" were $1,000, the maximum premiums that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year; $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of premiums paid during each of the Policy's first seven contract years. Changes in benefits may require retesting to determine if the Policy is to be classified as a modified endowment contract.

  CONVENTIONAL LIFE INSURANCE POLICIES

     If a Policy is not a modified endowment contract, upon full surrender or maturity of a Policy for its Surrender Value, the excess, if any, of the gross Surrender Value without reduction for any Outstanding Debt paid if using Surrender values over the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered income tax free through Partial Surrenders and other Policy distributions. Under Section 7702 of the Code, special rules apply to determine whether part or all of the cash received through Partial Surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy Owner on Partial Surrenders occurring more than 15 years after the Policy Date and other Policy distributions will be taxable as ordinary income to the Policy Owner to the extent that it exceeds the cost basis under a Policy.

     The Company also believes that loans received under Policies that are not modified endowment contracts will be treated as indebtedness of the Owner, and that no part of any loan under the Policy will constitute income to the Owner until the Policy is surrendered or upon maturity of the Policy. Under current law, Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy Loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrued basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies. Legislation adopted in 1996 has further reduced the deductibility of loan interest on loans relating to business-owned Policies.

  MODIFIED ENDOWMENT CONTRACTS

     Pre-death distributions from modified endowment contracts may give rise to taxable income. Upon full surrender or maturity of the Policy, the Policy Owner would recognize ordinary income for federal income tax purposes generally equal to the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the Policy (usually the premiums paid less any premiums previously recovered that were excludable from gross income). Upon taking a Partial Surrender or Policy loan, the Policy Owner would recognize ordinary income to the extent allocable to income on the Policy. The amount allocated to income is the amount by which the Cash Value of the Policy exceeds investment in the Policy immediately before the distribution. Under a tax law provision, if two or more policies which are classified as modified endowment contracts are purchased from any one insurance company, including the Company, during any calendar year, all such policies will be aggregated for purposes of determining the portion of the pre-death distributions allocable to income on the policies and the portion allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received: (i) when the taxpayer is at least 59 1/2 years old; (ii) which is attributable to the taxpayer becoming disabled; or
(iii) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If a Policy was not originally a modified endowment contract but becomes one, under Treasury Department regulations which are yet to be prescribed, pre-death distributions received in anticipation of a failure of a Policy to meet the seven-pay premium test are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxable as described above) even though, at the time of the distribution(s), the Policy was not yet a modified endowment contract. For this purpose, pursuant to the Code, any distribution made within two years before the Policy is classified as a modified endowment contract shall be treated as being made in anticipation of the Policy's failing to meet the seven-pay premium test.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, it may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrual basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies. Legislation adopted in 1996 has further reduced the deductibility of loan interest on loans relating to business-owned Policies.

  REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a contract qualifies as life insurance for federal tax purposes. This provision also affects calculation of the seven-pay premium. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department is expected to promulgate regulations governing reasonableness standards for mortality charges. The Company believes that the mortality costs and other expenses used in making calculations to determine whether the Policy qualifies as life insurance meet the current requirements. It is possible that future regulations will contain standards that would require the Company to modify its mortality charges used for the purposes of the calculations in order to retain qualification of the Policy as life insurance for federal income tax purposes, and the Company reserves the right to make any such modifications.

  PENSION AND PROFIT-SHARING PLANS

     If the Policies described in this Prospectus are purchased by a fund which forms part of a pension or profit-sharing plan qualified under Sections 401(a) or 403 of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     If purchased as part of a pension or profit sharing plan, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Surrender Value will not be subject to Federal income tax. However, the Policy Surrender Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from his Policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan.

  OTHER EMPLOYEE BENEFIT PROGRAMS

     Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy Owners also must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The Policy Owner's legal advisor should be consulted to address these issues.

  OTHER

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the jurisdiction and the circumstances of each Owner or Beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                         THE TAX STATUS OF ANY POLICY.

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for such taxes, if any, attributable to the Account. Premium taxes levied by the states are deducted from premiums paid. (See "Deductions from Premiums -- Tax Charges", page 35.)

VOTING OF FUND SHARES

     In accordance with its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. The Company will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts of the Variable Account. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Policy is the Policy Owner. Unless otherwise required by applicable law, the number of votes as to which a Policy Owner will have the right to instruct for any Portfolio will be determined by dividing a Policy Owner's Account Value in the Subaccount which corresponds to the

Portfolio by $100. Fractional votes will be counted. The number of votes as to which a Policy Owner will have the right to instruct will be determined as of the date determined by the Company, but in no event shall such date be more than 90 days prior to the date established by the respective Fund for determining shareholders eligible to vote at the meeting of the respective Fund. If required by the Securities and Exchange Commission, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the respective Fund based upon the instructions received from Policy Owners. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Policy Owner's Account Value held in each Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount which are not otherwise attributable to Policy Owners, if any, in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount and generally will exercise voting rights attributable to shares of Portfolios of the Funds held in its General Account, if any, in the same proportion as votes cast with respect to shares of Portfolios of the Funds held by the Variable Account and other separate accounts of the Company, in the aggregate.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by Policy Owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio, provided that the Company's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Policy Owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each Policy Owner setting forth a summary of the transactions which occurred since the last statement and indicating the Target Death Benefit, Base Death Benefit, Specified Amount, Account Value, Surrender Value, and any Outstanding Debt. In addition, the statement will indicate the allocation of Account Value among the Guaranteed Interest Account, the Loan Account and the Subaccounts and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, and Partial and full surrenders.

     Each Policy Owner will also receive an annual and a semiannual report containing financial statements for the Variable Account and the Funds, the latter of which will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by the Variable Account or any of its other separate accounts or that the Variable Account or any of its other separate accounts may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any or all Portfolios of the Funds should become inappropriate in view of the purposes of the Policies, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Policies.

     Where required, the Company will not substitute any shares attributable to a Policy Owner's interest in a Variable Account without notice, Policy Owner approval, or prior approval of the Securities and Exchange Commission and without following the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, a portfolio thereof, or another suitable investment vehicle, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of Policy Owners to the provisions of the Policy to comply with, or give Policy Owners the benefit of, any Federal or State statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Internal Revenue Code, under regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the Subaccounts of the Variable Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law, which may include presentation of a change in a Policy Owner's Account Value attributable to the performance of one or more Subaccounts, or as a change in Policy Owner's death benefit. Performance quotations may be expressed as a change in a Policy Owner's Account Value over time or in terms of the average annual compounded rate of return on the Policy Owner's Account Value, based upon a hypothetical Policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operations of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the refund of the Sales Charge, if applicable, by assuming a surrender at the end of the particular period, although other quotations may simultaneously be given that do not assume a surrender and do not take into account refund of the Sales Charge.

     Performance information for the Variable Account may be compared, in advertisements, sales literature, and reports to Policy Owners to: (i) other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any Subaccount of the Variable Account reflects only the performance of a hypothetical Policy whose Account Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolios of the Funds in which the Variable Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     Policy Owners may allocate all or a portion of their net premiums and transfer Account Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the Purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the Policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in the Variable Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     The Policy Owner may elect to allocate net premiums to the Guaranteed Interest Account, the Variable Account, or both. The Policy Owner may also transfer Account Value from the Subaccounts of the Variable Account to the Guaranteed Interest Account, or from the Guaranteed Interest Account to the Subaccounts, subject to the limitations described below. The Company guarantees that the Account Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.0% annual rate. After the tenth Policy anniversary, it is expected the annual interest rates that apply to the Account Value in the Guaranteed Interest Account will be 0.3% higher than otherwise applicable.

     The Company bears the full investment risk for the Account Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the Policy Owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the Subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the Policy Owner elects the Right to Exchange Policy. See "Right to Exchange Policy", page 30.

POLICY CHARGES

     Deductions from premium and all monthly deductions from the Account Value, other than the mortality and expense risk fee, will be the same for Policy Owners who allocate net premiums or transfer Account Value to the Guaranteed Interest Account as for Policy Owners who allocate net premiums to the Subaccounts. These charges include the sales and tax charges and the charges for the cost of insurance, administrative charge, issue charge and the charge for the Term Insurance Rider. Fees for Partial Surrenders and transfer charges will also be deducted from the Guaranteed Interest Account. The mortality and expense risk fee will not be charged against the Account Value allocated to the Guaranteed Interest Account.

     Charges applicable to the Portfolios, including the operating expenses of the Portfolios, as well as the investment advisory fee charged by the Portfolio managers, will not be paid directly or indirectly by Policy Owners to the extent the Account Value is allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that Policy Owners will not participate in the investment experience of the Subaccounts to the extent that Account Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the Subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the Subaccounts, subject to the following limitations.

     Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account referenced above. These limits are waived in the event the Policy Owner elects the Right to Exchange the Policy. See "Right to Exchange Policy", page 30.

     Transfers from the Guaranteed Interest Account to the Subaccounts are limited to one in any Policy year. Further, transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Account Value allocated to the Guaranteed Interest Account on the date of the transfer. Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the Policy Anniversary and which ends 30 days after the Policy Anniversary. If the transfer request is received on the Policy Anniversary, it will be processed as of the Policy Anniversary; if it is received within 30 days after the Policy Anniversary, the transfer will be effective as of the Valuation Date when it is received. Any request received within 10 days before the Policy Anniversary will be deemed received on the Policy Anniversary. Any transfer requests received at other times will not be honored, and will be returned to the Policy Owner.

     The Company assesses a $50 charge on transfers of Account Value between the Subaccounts or between the Guaranteed Interest Account and the Subaccounts which exceed twelve in any Policy year. In addition, the Company reserves the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     The Policy Owner may also make full surrenders and Partial Surrenders from the Guaranteed Interest Account to the same extent as a Policy Owner who has invested in the Subaccounts. See "Full Surrender," page 32, and "Partial Surrender", page 32. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of Policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The Policy Owner is the individual named as such in the application or in any later change shown in the Company's records. While the Insured is living, the Policy Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or the Company allows.

  JOINT OWNERS

     If more than one person is named as Policy Owner, they are joint owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Policy Owner may change the Beneficiary at any time during the life of the Insured by written request on forms provided by the Company, which must be received by the Company at the Customer Service Center. The change will be effective as of the date this form is signed. Contingent and/or concurrent Beneficiaries may be designated. The Policy Owner may designate a permanent Beneficiary, whose rights under the Policy cannot be changed without his or her consent. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Insured, the Policy Owner or the Policy Owner's estate is the Beneficiary.

     The Company will pay the death benefit proceeds to the Beneficiary. Unless otherwise provided, in order to receive proceeds at the Insured's death, the Beneficiary must be living at the time of the Insured's death.

THE POLICY

     This Policy is a contract between the Policy Owner and the Company. The entire contract consists of the Policy, a copy of the initial application, all subsequent applications to change the Policy, any endorsements, all Riders, and all additional Policy information sections (specification pages) added to the Policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by the Policy Owner must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

     In the event of an Insured's death while the Policy is in force notice should be given to the Company at the Customer Service Center as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of Age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

PAYMENTS

     The Company will pay death benefit proceeds, the Surrender Value on surrender, Partial Surrenders, and loan proceeds based on allocations made to the Subaccounts, and will effect a transfer between Subaccounts or from the Variable Account to the Guaranteed Interest Account within seven days after the Company receives all the information needed to process a payment.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the Subaccounts if:

- The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

- An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

-  The SEC by order permits postponement for the protection of Policy Owners.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured, and death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the Beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the Policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or Reinstatement Date, the Company will limit the death benefit proceeds to the premium payments less any Partial Surrender amounts (and their fees) and less any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     The Policy Owner may assign a Policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Customer Service Center and it will be effective only when recorded by the Company. An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Policy Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or Rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except (a) the right to change the Policy Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 39.)

ERRORS ON THE APPLICATION

     If the Age or gender of the Insured has been misstated, the death benefit under this Policy will be the greater of that which would be purchased by the most recent cost of insurance charge at the correct Age and gender, or the death benefit derived by multiplying the Account Value by the applicable Death Benefit Percentage for the correct Age and gender. If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of sex. See "Cost of Insurance", page 35.

INCONTESTABILITY

     The Company may contest the validity of this Policy if any material misstatements are made in the application. However, the Policy will be incontestable as follows: the initial Specified Amount cannot be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Date;

and an increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send the Policy Owner an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of the Company, is principal underwriter (distributor) of the Policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 15 percent of Target Premiums paid in Policy years 1 and 2, 12% of Target Premiums paid in Policy years 3 through 5, and 10% of Target Premiums paid in Policy years 6 through 10. For premiums paid in Policy years 1 through 10 in excess of the Target Premiums, and for all premium amounts paid after the tenth Policy anniversary, commissions will equal at most three percent (3%) of any premiums. In addition, for so long as the Policy shall remain in force, a commission of up to .20 percent of the Account Value allocated to the Subaccounts may be paid. Upon any subsequent unscheduled increase in Specified Amount, the same commission rates will apply to the premium amounts allocated to the new coverage segment. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon a Full Surrender or Partial Surrender of the Policy or upon exercise of the exchange privileges during the first 24 months after the Policy Date.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by the Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019.

     Current Officers and Directors of MONY America are:

                     NAME                            POSITION AND OFFICES WITH DEPOSITOR
    ---------------------------------------    ------------------------------------------------
    Michael I. Roth........................    Director, Chairman and Chief Executive Officer
    Samuel J. Foti.........................    Director, President and Chief Operating Officer
    Richard E. Connors.....................    Director
    Richard Daddario.......................    Director, Vice President, and Controller
    Kenneth M. Levine......................    Director and Executive Vice President
    Phillip A. Eisenberg...................    Director, Vice President and Actuary
    Stephen J. Hall........................    Director
    Sam Chiodo.............................    Vice President--Corporate and Strategic
                                               Marketing
    William D. Goodwin.....................    Vice President
    Margaret G. Gale.......................    Director and Vice President
    Edward E. Hill.........................    Vice President--Compliance
    Charles R. Leone.......................    Director, Vice President and Chief Corporate
                                               Compliance Officer
    Michael Slipowitz......................    Vice President
    Evelyn L. Peos.........................    Vice President
    Jacob Poleyeff.........................    Vice President--Agency Operations
    David S. Waldman.......................    Secretary
    David V. Weigel........................    Treasurer

     No officer or director listed above receives any compensation from the Variable Account. No separately allocable compensation has been paid by the Company or any of its affiliates to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

RECORDS AND ACCOUNTS

     Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, 18104, will act as transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders, and partial surrenders, fund allocation changes and transfers on behalf of the Company.

     All records and accounts relating to the Separate Account and the Funds will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Policies described in this Prospectus and the organization of the Company, its authority to issue the Policies under Arizona law, and the validity of the forms of the Policies under Arizona law have been passed on by the Vice President and Deputy General Counsel of the Mutual of New York.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Edward P. Bank, Vice President and Deputy General Counsel of Mutual of New York.

EXPERTS

     Actuarial matters included in this Prospectus have been examined by Evelyn
L. Peos, FSA, Vice President of MONY America, whose opinion is filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for the Variable Account and for the Company included in this Prospectus and in the Registration Statement have been audited by Coopers & Lybrand L.L.P., independent accountants, as indicated in their reports thereon, and are included in reliance upon the authority of said firm as experts in accounting and auditing. Coopers & Lybrand L.L.P.'s office is located at 1301 Avenue of the Americas, New York, New York, 10019.

FINANCIAL STATEMENTS

     The audited financial statements for the Variable Account are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein starting on page F-13.

     The financial statements of the Variable Account of the Company have been audited by Coopers & Lybrand L.L.P. The financial statements of the Company should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                        PAGE
                                                                                        ----
With respect to MONY America Variable Account L:
  Report of Independent Accountants...................................................  F-2
  Statements of assets and liabilities as of December 31, 1997........................  F-3
  Statements of operations for the year ended December 31, 1997.......................  F-5
  Statements of changes in net assets.................................................  F-7
  Notes to financial statements.......................................................  F-8
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants...................................................  F-11
  Statements of admitted assets, liabilities and surplus as of December 31, 1997 and
     1996.............................................................................  F-12
  Statements of operations for the years ended December 31, 1997 and 1996.............  F-13
  Statements of capital and surplus for the years ended December 31, 1997 and 1996....  F-14
  Statements of cash flows for the years ended December 31, 1997 and 1996.............  F-15
  Notes to financial statements.......................................................  F-16

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES
MONY LIFE INSURANCE COMPANY OF AMERICA AND THE CONTRACTHOLDERS OF
MONY AMERICA VARIABLE ACCOUNT L--CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L--Corporate Sponsored Variable Universal Life (comprising the MONY Series Fund, Inc.'s Money Market Subaccount; the Enterprise Accumulation Trust's Equity, Small Cap, Managed, International Growth, and High Yield Bond Subaccounts; the Dreyfus Capital Appreciation and Stock Index Fund Subaccounts; and the Van Eck Insurance Trust Worldwide Emerging Markets Subaccount) as of December 31, 1997, and the related statements of operations and the statements of changes in net assets for the period from July 23, 1997 (commencement of operations) to December 31, 1997, except for the MONY Series Fund, Inc.'s Money Market Subaccount for which the period is from July 10, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L-- Corporate Sponsored Variable Universal Life as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ------------------------------------------------------------------------------
                                        MONEY                                             INTERNATIONAL   HIGH YIELD
                                        MARKET       EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   -------------   ----------
               ASSETS
Investments at cost (Note 4)........   $843,855     $ 12,750     $220,732     $438,300      $ 112,775      $157,449
                                       ========      =======     ========     ========       ========      ========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)................................   $843,855     $      0     $      0     $      0      $       0      $      0
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)....................          0       13,000      209,725      421,630        109,846       156,825
Amount due from MONY Series Fund,
  Inc...............................      2,432            0            0            0              0             0
                                       --------      -------     --------     --------       --------      --------
          Total assets..............    846,287       13,000      209,725      421,630        109,846       156,825
                                       --------      -------     --------     --------       --------      --------
            LIABILITIES
Amount due to MONY America..........      2,432            0            0            0              0             0
                                       --------      -------     --------     --------       --------      --------
Net assets..........................   $843,855     $ 13,000     $209,725     $421,630      $ 109,846      $156,825
                                       ========      =======     ========     ========       ========      ========
Net assets consist of:
     Contractholders' net
       payments.....................   $868,575     $ 12,812     $203,828     $421,745      $ 110,374      $156,573
     Cost of insurance and mortality
       & expense risk withdrawals
       (Note 3).....................    (37,708)        (534)      (1,101)      (2,693)          (787)         (947)
     Undistributed net investment
       income.......................     12,988          431       17,837       19,108          3,248         1,806
     Accumulated net realized gain
       (loss) on investments........          0           41          168          140            (60)           17
     Unrealized appreciation
       (depreciation) of
       investments..................          0          250      (11,007)     (16,670)        (2,929)         (624)
                                       --------      -------     --------     --------       --------      --------
Net assets..........................   $843,855     $ 13,000     $209,725     $421,630      $ 109,846      $156,825
                                       ========      =======     ========     ========       ========      ========
Number of units outstanding*........     83,085        1,232       18,628       40,391         12,091        14,882
                                       --------      -------     --------     --------       --------      --------
Net asset value per unit
  outstanding*......................   $  10.16     $  10.55     $  11.26     $  10.44      $    9.08      $  10.54
                                       ========      =======     ========     ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL
                                                                                    LIFE
                                                                 ------------------------------------------
                                                                                                 WORLDWIDE
                                                                   CAPITAL          STOCK         EMERGING
                                                                 APPRECIATION       INDEX         MARKETS
                                                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                                 ------------     ----------     ----------
                            ASSETS
Investments at cost (Note 4)...................................    $157,383        $ 12,915       $ 16,799
                                                                   ========         =======        =======
Investments in Dreyfus at net asset value (Note 2).............    $155,956        $ 12,969       $      0
Investments in Van Eck Worldwide Trust at net asset value (Note
  2)...........................................................           0               0         12,879
                                                                   --------         -------        -------
Net assets.....................................................    $155,956        $ 12,969       $ 12,879
                                                                   ========         =======        =======
Net assets consist of:
     Contractholders' net payments.............................    $157,033        $ 12,938       $ 17,328
     Cost of insurance and mortality & expense risk withdrawals
       (Note 3)................................................        (936)           (533)          (468)
     Undistributed net investment income.......................       1,295             496              0
     Accumulated net realized gain (loss) on investments.......          (9)             14            (61)
     Unrealized appreciation (depreciation) of investments.....      (1,427)             54         (3,920)
                                                                   --------         -------        -------
Net assets.....................................................    $155,956        $ 12,969       $ 12,879
                                                                   ========         =======        =======
Number of units outstanding*...................................      15,519           1,244          1,829
                                                                   --------         -------        -------
Net asset value per unit outstanding*..........................    $  10.05        $  10.42       $   7.04
                                                                   ========         =======        =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ---------------------------------------------------------------------------------------------------
                               MONEY                                                           INTERNATIONAL      HIGH YIELD
                               MARKET           EQUITY         SMALL CAP         MANAGED           GROWTH            BOND
                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                           --------------   --------------   --------------   --------------   --------------   --------------
                           FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                           JULY 10, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*
                              THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                1997             1997             1997             1997             1997             1997
                           --------------   --------------   --------------   --------------   --------------   --------------
Dividend income..........    $   12,988         $  431          $ 17,837         $ 19,108         $  3,248          $1,806
                              ---------         ------          --------         --------          -------          ------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales....     1,130,952          1,169             2,372            4,593              796           1,560
  Cost of shares sold....     1,130,952          1,128             2,204            4,453              856           1,543
                              ---------         ------          --------         --------          -------          ------
Net realized gain (loss)
  on investments.........             0             41               168              140              (60)             17
Net increase (decrease)
  in unrealized
  appreciation of
  investments............             0            250           (11,007)         (16,670)          (2,929)           (624)
                              ---------         ------          --------         --------          -------          ------
Net realized and
  unrealized gain (loss)
  on investments.........             0            291           (10,839)         (16,530)          (2,989)           (607)
                              ---------         ------          --------         --------          -------          ------
Net increase in net
  assets resulting from
  operations.............    $   12,988         $  722          $  6,998         $  2,578         $    259          $1,199
                              =========         ======          ========         ========          =======          ======

---------------
*Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ------------------------------------------------------
                                                           CAPITAL             STOCK             WORLDWIDE
                                                         APPRECIATION          INDEX          EMERGING MARKETS
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        --------------     --------------     ----------------
                                                        FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                                        JULY 23, 1997*     JULY 23, 1997*      JULY 23, 1997*
                                                           THROUGH            THROUGH             THROUGH
                                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                             1997               1997                1997
                                                        --------------     --------------     ----------------
Dividend income.......................................     $  1,295            $  496             $      0
                                                            -------            ------              -------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.................................        1,526             1,161                  473
  Cost of shares sold.................................        1,535             1,147                  534
                                                            -------            ------              -------
Net realized gain (loss) on investments...............           (9)               14                  (61)
Net increase (decrease) in unrealized appreciation of
  investment..........................................       (1,427)               54               (3,920)
                                                            -------            ------              -------
Net realized and unrealized gain (loss) on
  investments.........................................       (1,436)               68               (3,981)
                                                            -------            ------              -------
Net increase (decrease) in net assets resulting from
  operations..........................................     $   (141)           $  564             $ (3,981)
                                                            =======            ======              =======

---------------
*Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------------------------
                                             MONEY                                                               INTERNATIONAL
                                            MARKET            EQUITY           SMALL CAP          MANAGED           GROWTH
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                        JULY 10, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**
                                            THROUGH           THROUGH           THROUGH           THROUGH           THROUGH
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                             1997              1997              1997              1997              1997
                                        ---------------   ---------------   ---------------   ---------------   ---------------
From operations:
  Net investment income...............    $    12,988         $   431          $  17,837         $  19,108         $   3,248
  Net realized gain (loss) on
    investments.......................              0              41                168               140               (60)
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................              0             250            (11,007)          (16,670)           (2,929)
                                          -----------         -------           --------          --------          --------
Net increase (decrease) in net assets
  resulting from operations...........         12,988             722              6,998             2,578               259
                                          -----------         -------           --------          --------          --------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      1,961,819          13,447            205,099           423,645           110,383
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................     (1,130,952)         (1,169)            (2,372)           (4,593)             (796)
                                          -----------         -------           --------          --------          --------
Net increase from unit transactions...        830,867          12,278            202,727           419,052           109,587
                                          -----------         -------           --------          --------          --------
Net increase in net assets............        843,855          13,000            209,725           421,630           109,846
Net assets beginning of period........              0               0                  0                 0                 0
                                          -----------         -------           --------          --------          --------
Net assets end of period*.............    $   843,855         $13,000          $ 209,725         $ 421,630         $ 109,846
                                          ===========         =======           ========          ========          ========
Units outstanding beginning of
  period..............................              0               0                  0                 0                 0
Units issued during the period........        194,816           1,345             18,848            40,836            12,113
Units redeemed during the period......       (111,731)           (113)              (220)             (445)              (22)
                                          -----------         -------           --------          --------          --------
Units outstanding end of period.......         83,085           1,232             18,628            40,391            12,091
                                          ===========         =======           ========          ========          ========

---------------
 *Includes undistributed net
  investment income of:...............    $    12,988         $   431          $  17,837         $  19,108         $   3,248
**Commencement of operations.

                                          HIGH YIELD          CAPITAL            STOCK           WORLDWIDE
                                             BOND          APPRECIATION          INDEX        EMERGING MARKETS
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                        ---------------   ---------------   ---------------   ----------------
                                        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                        JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**
                                            THROUGH           THROUGH           THROUGH           THROUGH
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                             1997              1997              1997               1997
                                        ---------------   ---------------   ---------------   ----------------
From operations:
  Net investment income...............     $   1,806         $   1,295         $     496          $      0
  Net realized gain (loss) on
    investments.......................            17                (9)               14               (61)
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................          (624)           (1,427)               54            (3,920)
                                            --------
Net increase (decrease) in net assets
  resulting from operations...........         1,199              (141)              564            (3,981)
                                            --------
From unit transactions:
  Net proceeds from the issuance of
    units.............................       157,186           157,623            13,566            17,333
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................        (1,560)           (1,526)           (1,161)             (473)
                                            --------
Net increase from unit transactions...       155,626           156,097            12,405            16,860
                                            --------
Net increase in net assets............       156,825           155,956            12,969            12,879
Net assets beginning of period........             0                 0                 0                 0
                                            --------
Net assets end of period*.............     $ 156,825         $ 155,956         $  12,969          $ 12,879
                                            ========
Units outstanding beginning of
  period..............................             0                 0                 0                 0
Units issued during the period........        15,033            15,672             1,357             1,883
Units redeemed during the period......          (151)             (153)             (113)              (54)
                                            --------
Units outstanding end of period.......        14,882            15,519             1,244             1,829
                                            ========
---------------
 *Includes undistributed net
  investment income of:...............     $   1,806         $   1,295         $     496          $      0
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance policies are presented here.

     There are currently fifteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account. Six of the subaccounts have no assets and nine invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Insurance Trust ("Van Eck Trust") (collectively, the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Life Subaccounts for 1997 aggregated $45,707.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Corporate Sponsored Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                  MONEY                                             INTERNATIONAL   HIGH YIELD
                                 MARKET        EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                               -----------   ----------   ----------   ----------   -------------   ----------
Shares beginning of period:
  Shares.....................            0           0            0            0              0             0
  Amount.....................  $         0    $      0     $      0     $      0      $       0      $      0
                                  --------     -------     --------     --------       --------      --------
Shares acquired:
  Shares.....................    1,961,819         391        7,272        9,979         17,370        27,422
  Amount.....................  $ 1,961,819    $ 13,447     $205,099     $423,645      $ 110,383      $157,186
Shares received for
  reinvestment of dividends:
  Shares.....................       12,988          12          668          469            526           316
  Amount.....................  $    12,988    $    431     $ 17,837     $ 19,108      $   3,248      $  1,806
Shares redeemed:
  Shares.....................   (1,130,952)        (33)         (85)        (109)          (122)         (273)
  Amount.....................  $(1,130,952)   $ (1,128)    $ (2,204)    $ (4,453)     $    (856)     $ (1,543)
                                  --------     -------     --------     --------       --------      --------
Net change:
  Shares.....................      843,855         370        7,855       10,339         17,774        27,465
  Amount.....................  $   843,855    $ 12,750     $220,732     $438,300      $ 112,775      $157,449
                                  --------     -------     --------     --------       --------      --------
Shares end of period:
  Shares.....................      843,855         370        7,855       10,339         17,774        27,465
  Amount.....................  $   843,855    $ 12,750     $220,732     $438,300      $ 112,775      $157,449
                                  ========     =======     ========     ========       ========      ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Corporate Sponsored Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                                        CAPITAL          STOCK           WORLDWIDE
                                                      APPRECIATION       INDEX        EMERGING MARKETS
                                                       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                      ------------     ----------     ----------------
Shares beginning of period:
  Shares............................................           0               0                 0
  Amount............................................    $      0        $      0          $      0
                                                        --------         -------           -------
Shares acquired:
  Shares............................................       5,598             529             1,205
  Amount............................................    $157,623        $ 13,566          $ 17,333
Shares received for reinvestment of dividends:
  Shares............................................          47              19                 0
  Amount............................................    $  1,295        $    496          $      0
Shares redeemed:
  Shares............................................         (55)            (45)              (34)
  Amount............................................    $ (1,535)       $ (1,147)         $   (534)
                                                        --------         -------           -------
Net change:
  Shares............................................       5,590             503             1,171
  Amount............................................    $157,383        $ 12,915          $ 16,799
                                                        --------         -------           -------
Shares end of period:
  Shares............................................       5,590             503             1,171
  Amount............................................    $157,383        $ 12,915          $ 16,799
                                                        ========         =======           =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF
MONY LIFE INSURANCE COMPANY OF AMERICA:

     We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of MONY Life Insurance Company of America ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, capital and surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP"). As explained in
Note 2 to the financial statements, the accounting practices used by the Company vary from generally accepted accounting principles, and the effects of these variances are material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows, for the years then ended.

     In our opinion, however, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 2.

     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 27, 1998

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL
                         AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                            DECEMBER 31,
                                                                        ---------------------
                                                                          1997        1996
                                                                        ---------   ---------
                                           ASSETS
Cash and invested assets:
     Cash and short-term investments..................................  $  45,956   $  90,207
     Bonds............................................................  1,074,724   1,047,957
     Common stocks....................................................        981       1,235
     Mortgage loans...................................................    134,828     158,847
     Real estate......................................................     22,627      40,725
     Policy loans.....................................................     45,892      41,464
     Other invested assets............................................      7,001       8,518
                                                                        ----------  ----------
          Total cash and invested assets..............................  1,332,009   1,388,953
Investment income due and accrued.....................................     22,402      20,401
Other assets..........................................................        247       2,511
Separate account assets...............................................  3,606,711   2,529,992
                                                                        ----------  ----------
          Total assets................................................  $4,961,369  $3,941,857
                                                                        ==========  ==========

                              LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
     Life insurance and annuity reserves..............................  $1,241,979  $1,284,529
     Deposits left with the Company...................................     23,197      23,525
     Policy claims in process of settlement...........................      8,331       6,085
     Federal income taxes due or accrued..............................     17,837      29,077
     Transfers from separate accounts.................................   (128,943)    (97,477)
     Other liabilities................................................     32,869      18,842
     Separate account liabilities.....................................  3,606,711   2,529,992
     Interest maintenance reserve.....................................      3,965       3,583
     Investment reserves..............................................      6,000       4,000
     Asset valuation reserve..........................................     16,272      17,887
                                                                        ----------  ----------
          Total liabilities...........................................  4,828,218   3,820,043
Capital and surplus:
     Capital stock, $1.00 par value; authorized, 5,000,000 shares
      issued and outstanding, 2,500,000 shares........................      2,500       2,500
     Additional paid-in capital.......................................    133,500     133,500
     Unassigned funds.................................................     (2,849)    (14,186)
                                                                        ----------  ----------
          Total capital and surplus...................................    133,151     121,814
                                                                        ----------  ----------
          Total liabilities, capital and surplus......................  $4,961,369  $3,941,857
                                                                        ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1997         1996
                                                                         --------     --------
Premiums, annuity considerations and fund deposits.....................  $799,035     $741,870
Net investment income..................................................    99,006      102,092
Other income (net).....................................................       332           22
                                                                          -------      -------
                                                                          898,373      843,984
Policyholder and contractholder benefits...............................   407,381      336,731
Change in policy and contract reserves.................................   (42,879)     (35,010)
Commissions............................................................    40,860       36,793
Operating expenses.....................................................    64,866       53,212
Transfer to separate accounts..........................................   397,492      428,101
                                                                          -------      -------
                                                                          867,720      819,827
Net gain from operations before federal income taxes...................    30,653       24,157
Federal income taxes...................................................    17,390       14,407
                                                                          -------      -------
Net gain from operations...............................................    13,263        9,750
  Net realized capital losses (See Note 7).............................    (3,544)      (1,720)
                                                                          -------      -------
Net Income.............................................................  $  9,719     $  8,030
                                                                          =======      =======

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              STATEMENTS OF CAPITAL AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1997         1996
                                                                         --------     --------
Capital and surplus, beginning of year.................................  $121,814     $115,630
                                                                         --------     --------
Net income.............................................................     9,719        8,030
Change in net unrealized capital gains.................................     2,774        1,618
Change in non-admitted assets..........................................      (771)         384
Change in asset valuation reserve......................................     1,615       (3,848)
Increase in investment reserve.........................................    (2,000)           0
                                                                         --------     --------
Net change in capital and surplus for the year.........................    11,337        6,184
                                                                         --------     --------
Capital and surplus, end of year.......................................  $133,151     $121,814
                                                                         ========     ========

   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)


                                                                         FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                       -----------------------
                                                                         1997          1996
                                                                       ---------     ---------
CASH FROM OPERATIONS:
     Premiums, annuity considerations and fund deposits..............  $ 799,751     $ 741,905
     Investment income, net of investment expenses...................     97,589       104,606
     Other income....................................................        833           985
     Policy benefits paid............................................   (405,289)     (336,206)
     Transfers to separate accounts..................................   (428,958)     (460,502)
     Commissions, other expenses and taxes paid......................   (105,188)      (91,150)
     Federal income taxes (excluding tax on capital gains)...........    (27,516)            0
                                                                       ---------     ---------

               Net cash from operations..............................    (68,778)      (40,362)
                                                                       ---------     ---------
CASH FROM INVESTMENTS:
     Proceeds from investments sold, matured or repaid:
          Bonds......................................................    130,649       134,846
          Stocks.....................................................      1,050             0
          Mortgage loans.............................................     37,670        53,226
          Real estate................................................     18,453        19,790
          Other invested assets......................................      1,512            18
          Other......................................................        361            88
          Taxes paid on net capital gains............................     (1,564)            0
                                                                       ---------     ---------
               Total investment proceeds.............................    188,131       207,968
                                                                       ---------     ---------

     Cost of investments acquired:
          Bonds......................................................    157,583       163,792
          Stocks.....................................................         68            40
          Mortgage loans.............................................     13,641        38,651
          Real estate................................................      1,180         3,392
          Other invested assets......................................        574         1,388
          Change in policy loans.....................................      4,428         3,339
                                                                       ---------     ---------
               Total investments acquired............................    177,474       210,602
                                                                       ---------     ---------

               Net cash from investments.............................     10,657        (2,634)
                                                                       ---------     ---------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
     Cash provided:
          Other sources..............................................     13,870         8,041
                                                                       ---------     ---------
               Net cash from financing and miscellaneous sources.....     13,870         8,041
                                                                       ---------     ---------

     Net change in cash and short-term investments...................    (44,251)      (34,955)
Cash and short-term investments, beginning of year...................     90,207       125,162
                                                                       ---------     ---------
Cash and short-term investments, end of year.........................  $  45,956     $  90,207
                                                                       =========     =========


   The accompanying notes are an integral part of these financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

     MONY Life Insurance Company of America (the "Company"), an Arizona corporation, is a wholly owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), a mutual life insurance company. The Company's primary business is to provide interest-sensitive life insurance and asset accumulation products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

     On September 8, 1997, MONY announced that it is pursuing converting to a stock life insurance company through demutualization. In connection with the demutualization, MONY has prepared a Plan of Reorganization ("the Plan") which is subject to approval by the Insurance Department of the State of New York as well as adoption by MONY's Board of Trustees and approval by MONY's policyholders.

     In accordance with the Plan, subject to the approvals indicated above, among other things, MONY will convert from a New York mutual life insurance company to a New York stock life insurance company (the "Plan of Demutualization") and become a wholly owned subsidiary of MONY Financial Services Corporation (the "Holding Company"), a holding company organized in Delaware for the purpose of becoming the parent holding company of MONY.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP").

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations and changes in surplus during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) valuation reserves for mortgage loans and real estate investments, and (ii) the liability for future policy benefits.

     In financial statements prepared in conformity with statutory accounting, the accounting treatment of certain items is different than for financial statements prepared in conformity with GAAP. Some of the general differences include:

     - Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the present value of expected gross margins.


     - Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are reported as deposits to policyholders' account balances. Revenues from these contracts under GAAP consist of amounts assessed during the period against policyholders' account balances for mortality, policy administration and surrender charges.



     - Policy reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, and are reported net of reinsurance reserve credits; under GAAP, the reserves for interest sensitive life and annuity products are equal to the fund value and are reported gross of reinsurance reserve credits.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
     - No provision is made for deferred income taxes; under GAAP, deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements.

     - An interest maintenance reserve ("IMR") is established as a liability to capture realized investment gains and losses, net of tax, on the sale of fixed maturities and mortgage loans resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, assets are carried on the balance sheet, net of appropriate valuation allowances.

     - An asset valuation reserve ("AVR"), based upon a formula prescribed by the NAIC, is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited to surplus; under GAAP, no such reserve is required.

     - Bonds in good standing are generally carried at amortized cost; under GAAP, bonds which are classified as available for sale are carried at fair value and the related change in unrealized gains and losses, net of related deferred taxes and an adjustment for deferred policy acquisition costs, is reported as a component of other comprehensive income in equity.

     - Certain assets designated as "non-admitted," are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet, net of appropriate valuation allowances.

     - Methods used for calculating real estate and mortgage loan values and real estate depreciation under statutory reporting are different from those used for GAAP.

     - Cash equivalents are defined as all highly liquid debt securities with original maturities of twelve months or less; under GAAP, cash equivalents are defined as short-term, highly liquid investments, which generally have original maturities of three months or less.

     The following is a description of the Company's principal statutory accounting policies:

  a. Premiums and Insurance Expenses

     Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.

     The costs of acquiring new business, primarily commissions, underwriting, agency and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.

  b. Investments

     Bonds are stated at amortized cost, except those bonds not in good standing, which are carried at NAIC-designated values, which approximate fair value. Loan-backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Common stocks are carried at fair value. Policy loans are carried at their unpaid principal balances. Short-term investments are carried at amortized cost and consist of securities with original maturities of twelve months or less.

     Mortgage loans other than those in process of foreclosure are carried at their unpaid principal balances adjusted for unamortized premium or discount. Real estate owned for investment is carried at depreciated cost, less encumbrances, if any. There were no encumbrances in 1997 or 1996. Joint ventures in real estate are

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
included in Other Invested Assets and are carried principally at their equity value. Other investments are generally carried at cost.

     Real estate acquired through foreclosure is carried at the lower of cost, less accumulated depreciation and encumbrances, if any, or estimated fair value at the time of foreclosure. There were no encumbrances in 1997 or 1996. Mortgage loans in process of foreclosure are carried at the lower of the current carrying value or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

     The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures in real estate, mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1997 and 1996, the Company's investment valuation reserve was $6 million and $4 million, respectively.

     Derivative instruments are valued consistently with the items being hedged. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Derivatives that cease to be effective hedges are valued at market value.

     Realized capital gains and losses on sales of investments are determined on the basis of specific identification. Unrealized capital gains and losses are recorded directly to surplus. Investment income is recognized as earned. Investment income earned includes the amortization of premium and accretion of discount relative to bonds acquired at other than their par value and excludes certain overdue due and accrued interest income.

  c. Interest Maintenance Reserve and Asset Valuation Reserve

     Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the IMR. These amounts are amortized into net income over the remaining years to expected maturity of the assets sold.


     The AVR is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in changes in the AVR which are recorded directly to surplus.


  d. Policy Reserves

     Policy reserves for deferred annuity contracts are computed by using the Commissioners' Annuity Reserve Valuation Method by using the 1971 IAM Table for contracts issued before 1984 and the 1983 Table A for contracts issued since 1983 and prescribed statutory interest rates. Policy reserves for universal life and single premium whole life contracts are computed by using the Commissioners' Reserve Valuation Method and by using the 1958 and 1980 CSO Tables, and prescribed statutory interest rates.

  e. Non-admitted Assets

     Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the statements of admitted assets, liabilities, capital and surplus.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
  f. Separate Account Assets and Liabilities

     Separate account assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contractholders. Assets consist of securities reported at market value. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.

  g. Depreciation

     The Company uses the constant-yield method of depreciation for substantially all investments in real estate and real estate joint ventures and limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight-line method. Real estate assets and improvements are generally depreciated over ten to forty-year periods and leasehold improvements are depreciated over the lives of the leases. Depreciation expense related to investments in real estate was $1.1 million and $1.4 million in 1997 and 1996, respectively; accumulated depreciation was $4.4 million at December 31, 1997 and 1996.

  h. Cash Flows

     Short-term investments are characterized as cash equivalents for purposes of the statements of cash flows.

     Certain amounts for 1996 have been reclassified to conform to the 1997 presentation.

3.  CAPITAL AND SURPLUS:

     MONY guaranteed to the states who requested it, pursuant to conditions imposed by such states as a prerequisite for the licensing of new subsidiaries, that the Company's capital and surplus would be maintained at a level at least equivalent to the minimum capital and surplus required for admission to conduct business in those states. As of December 31, 1997 and 1996, this guarantee was outstanding in the state of New Jersey.

4.  RELATED PARTY TRANSACTIONS:


     At both December 31, 1997 and 1996, approximately 26 percent of the Company's investments in mortgages were held through joint participation with MONY. In addition, approximately 100 percent and 87 percent of the Company's real estate and joint venture investments were held through joint participation with MONY at December 31, 1997 and 1996, respectively.



     In 1997 the New York City Industrial Development Agency issued bonds in the total amount of $16.0 million for the benefit of MONY related to MONY's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by MONY to the bond trustee for the benefit of the Company, which is the sole bondholder. The bonds are held by the Company and are listed as affiliated bonds on Schedule D.



     The Company and MONY are parties to an agreement whereby MONY agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY totaling $0.1 million in both 1997 and 1996.


     The Company has a service agreements with MONY whereby MONY provides personnel services, facilities, supplies and equipment to the Company to conduct its business as well as for the Company to

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  RELATED PARTY TRANSACTIONS (CONTINUED):

provide services to MONY Series Fund, Inc. ("the Fund"), an affiliate of the Company, as an investment advisor. Services rendered by MONY under these agreements are provided on a cost reimbursable basis.



     The Company has an investment advisory agreement with the Fund with respect to the investment and management of the Fund's invested assets. The Company is compensated for such services with an investment management fee computed in accordance with the terms of the agreement.



     The Company has three underwriting agreements with the Fund and MONY Securities Corporation ("MSC"). The agreements provide for MSC to act as the principal underwriter for the sale of the Company's flexible premium variable annuity contracts and as the broker for the sale of the Fund's shares. These agreements may be terminated at any time by either MSC or the Company upon sixty days prior notice.



     In addition, the Company has an investment advisory agreement with MONY whereby MONY provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The agreement provides for scheduled fees for actual cost reimbursement and may be terminated by either party upon 60 days written notice.


5.  FIXED MATURITY SECURITIES AND COMMON STOCKS:

  Fixed Maturity Securities by Investment Type and Common Stocks:

     The cost and estimated fair value (see Note 8) of investments in fixed maturity securities (including short-term investments and bonds) and common stocks as of December 31, 1997 and December 31, 1996 are presented in the table below. Cost is amortized cost for fixed maturity securities and original cost for common stocks.

                                                                      GROSS          GROSS           ESTIMATED
                                                                   UNREALIZED     UNREALIZED           FAIR
                                                   COST               GAINS         LOSSES             VALUE
                                            -------------------   -------------   -----------   -------------------
                                              1997       1996     1997    1996    1997   1996     1997       1996
                                            --------   --------   -----   -----   ----   ----   --------   --------
                                                                     (DOLLARS IN MILLIONS)
U.S. Treasury securities & obligations of
  U.S. government agencies................  $    5.9   $    5.9   $ 0.0   $ 0.0   $0.0   $0.0   $    5.9   $    5.9
Collateralized mortgage obligations:
  Government agency backed................     123.7      126.4     2.2     1.3   0.1    1.0       125.8      126.7
  Non-agency backed.......................      34.5       35.0     2.0     1.5   0.0    0.2        36.5       36.3
Other asset backed securities:
  Government agency backed................       0.2        0.2     0.0     0.0   0.0    0.0         0.2        0.2
  Non-agency backed.......................      93.8       98.5     2.1     1.3   0.2    0.7        95.7       99.1
Public utilities..........................     123.8      129.0     3.1     2.3   0.2    1.0       126.7      130.3
Corporate bonds...........................     676.8      653.0    18.0    13.2   2.2    4.8       692.6      661.4
Affiliates................................      16.0        0.0     0.0     0.0   0.0    0.0        16.0        0.0
                                            --------   --------   ------  ------  ----   ----   --------   --------
  Total bonds.............................   1,074.7    1,048.0    27.4    19.6   2.7    7.7     1,099.4    1,059.9
Commercial paper..........................      25.7       86.5     0.0     0.0   0.0    0.0        25.7       86.5
                                            --------   --------   ------  ------  ----   ----   --------   --------
  Total bonds and short-term
    investments...........................  $1,100.4   $1,134.5   $27.4   $19.6   $2.7   $7.7   $1,125.1   $1,146.4
                                            ========   ========   ======  ======  ====   ====   ========   ========
Common stocks.............................  $    0.8   $    1.1   $ 0.2   $ 0.1   $0.0   $0.0   $    1.0   $    1.2
                                            ========   ========   ======  ======  ====   ====   ========   ========

     Amortized cost represents the principal amount of the fixed maturity securities adjusted by unamortized premium or discount and reduced by writedowns of $0.4 million and $3.4 million at December 31, 1997 and 1996, respectively, as required by the NAIC for securities which are in or near default.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

5.  FIXED MATURITY SECURITIES AND COMMON STOCKS (CONTINUED):
     At December 31, 1997, 78.2% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.

  Maturities of Fixed Maturity Securities:

     The amortized cost and estimated fair value of fixed maturity securities by maturity date as of December 31, 1997 are as follows:

                                                                                ESTIMATED
                                                                  AMORTIZED       FAIR
                                                                    COST          VALUE
                                                                  ---------     ---------
                                                                      ($ IN MILLIONS)
        Due in one year or less.................................  $   48.9      $    49.0
        Due after one year through five years...................     411.4          418.1
        Due after five years through ten years..................     380.4          391.3
        Due after ten years.....................................     259.7          266.7
                                                                  --------       --------
                                                                  $1,100.4      $ 1,125.1
                                                                  ========       ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of investments in fixed maturity securities during 1997 and 1996 were $31.3 million and $13.3 million, respectively. Gross gains of $0.5 million in 1997 and $0.2 million in 1996, and gross losses of $4.3 million in 1997 and $0.3 million in 1996 were realized on these sales.

     Proceeds from sales of investments in common stocks during 1997 and 1996 were $1.0 million and $0, respectively. Gross gains of $0.7 million in 1997 and $0 in 1996, and gross losses of $0 in 1997 and $0 in 1996 were realized on these sales.

     There were no non-income producing bonds and redeemable preferred stocks for the twelve months preceding December 31, 1997. The carrying values of fixed maturity securities which were non-income producing for the twelve months preceding December 31, 1996 were $1.0 million.

6.  MORTGAGE LOANS AND REAL ESTATE:

     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income-producing properties, including agricultural properties. As of December 31, 1997, $55.3 million of mortgage loans have terms that require amortization, and $79.5 million of mortgage loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $0.6 million at December 31, 1997 and there were no mortgage loans delinquent over 90 days or in process of foreclosure at December 31, 1996. There were no properties acquired through foreclosure during 1997 or 1996.

     The Company has performing restructured mortgage loans of $14.1 million as of December 31, 1997 and $15.0 million as of December 31, 1996. The new terms typically reduce the contract rate of interest. Interest is recognized in income based on the modified rate of the loan. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $1.4 million in 1997 and $1.5 million in 1996. Gross interest income recognized in net income for the period from these loans was $1.0 million in 1997 and $1.1 million in 1996. There are no commitments to lend additional funds to any debtor involved in a restructuring.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

6.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED):
     At both December 31, 1997 and 1996, there were no mortgage loans that were non-income producing for the preceding twelve months.

     At both December 31, 1997 and 1996, there were no real estate properties that were non-income producing for the preceding twelve months.

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES):

     Net investment income for the years ended December 31, 1997 and 1996 was derived from the following sources:

                                                                          1997       1996
                                                                         ------     ------
                                                                          ($ IN MILLIONS)
    NET INVESTMENT INCOME
    -----------------------------------------------------------------
    Bonds and common stock...........................................    $ 79.0     $ 77.5
    Mortgage loans...................................................      12.0       14.4
    Real estate (net of property expenses)...........................       1.2        3.0
    Policy loans.....................................................       3.5        2.7
    Other investments (including cash & short-term investments)......       6.6        7.5
                                                                         ------     ------
         Total investment income.....................................     102.3      105.1
    Investment expenses..............................................       3.3        3.0
                                                                         ------     ------
         Net investment income.......................................    $ 99.0     $102.1
                                                                         ======     ======

     Net realized capital gains (losses) on investments for the years ended December 31, 1997 and 1996 are summarized as follows:

                                                                           1997      1996
                                                                           -----     -----
                                                                           ($ IN MILLIONS)
    REALIZED CAPITAL GAINS (LOSSES)
    -------------------------------------------------------------------
    Bonds and common stock.............................................    $(2.4)    $ 0.9
    Real estate and mortgage loans.....................................      0.4      (0.1)
    Derivative instruments.............................................      0.0      (0.8)
    Other..............................................................     (0.2)      0.0
                                                                           ------    ------
                                                                            (2.2)      0.0
    Taxes..............................................................     (0.5)     (0.8)
    Transferred to IMR, net of taxes...................................     (0.8)     (0.9)
                                                                           ------    ------
         Net realized capital losses...................................    $(3.5)    $(1.7)
                                                                           ======    ======

     During 1997 and 1996, realized capital losses resulting from changes in interest rates on bonds of $0.8 million (net of $0.5 million tax) and $0.9 million (net of $0.5 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.

     Net unrealized capital gains were $2.8 million in 1997 and $1.6 million in 1996. The 1997 and 1996 net unrealized gains include writedowns of approximately $0.2 million in 1997 and $0 in 1996 on real estate acquired through foreclosure and mortgage loans in process of foreclosure. These gains and losses are detailed by asset type in the table below.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
(CONTINUED):

                                                                            1997      1996
                                                                            -----     ----
                                                                                ($ IN
                                                                              MILLIONS)
    UNREALIZED CAPITAL GAINS (LOSSES)
    --------------------------------------------------------------------
    Bonds and stocks....................................................    $ 3.0     $1.6
    Real estate and mortgage loans......................................     (0.2)     0.0
                                                                            ------    ----
         Total net unrealized capital gains.............................    $ 2.8     $1.6
                                                                            ======    ====

8.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of mortgage loans, common stocks, cash, short-term investments, separate account assets and liabilities, and investment-type contracts approximate their carrying amounts. The carrying values of bonds were $1,074.7 million and $1,048.0 million at December 31, 1997 and 1996, respectively. The estimated fair values of bonds were $1,099.4 million and $1,059.9 million at December 31, 1997 and 1996, respectively.

     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:

  Fixed maturity securities (See Note 5)

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage loans

     The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgage loans in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Separate account assets and liabilities

     The estimated fair value of assets held in separate accounts is based principally on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, net of surrender charges.

  Investment-type Contract Liabilities

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were $65,000 of loaned securities as of December 31, 1997. The minimum collateral on securities loaned is 102% of the market value of loaned securities. Such securities are marked to market on a daily basis, adjusting required collateral values accordingly.

  Concentrations of Credit Risk:

     As of December 31, 1997 and 1996, the Company had no single investment or series of investments with a single issuer (excluding U.S. Government Agency securities) exceeding 1.4 percent and 1.3 percent, respectively, of total cash and invested assets.

     The bond portfolio is diversified by industry type. The industries comprising 10 percent or more of the carrying value of the bond portfolio at December 31, 1997 are Financial Services of $133.5 million (12.4 percent), Government and Agencies of $129.8 million (12.1 percent), Energy of $128.3 million (11.9 percent), Non-Government Asset/Mortgage-Backed of $128.3 million (11.9 percent), Public Utilities of $123.8 million (11.5 percent), and Consumer Goods and Services of $112.5 million (10.5 percent). At December 31, 1996, the industries comprising 10 percent or more of the carrying value of the bond portfolio were Government and Agencies of $132.5 million (12.7 percent), Non-Government Asset/Mortgage-Backed of $133.5 million (12.7 percent), Public Utilities of $129.0 million (12.3 percent), Energy of $119.7 million (11.4 percent), and Other Manufacturing of $116.9 million (11.2 percent).

     The Company holds below investment grade bonds of $79.7 million at December 31, 1997. Below, investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. Of these bonds, $66.6 million are in category 3, which is considered to be medium quality by the NAIC. At December 31, 1996, the Company's investments in below investment grade bonds were $59.4 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate (including joint ventures). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1997 and 1996 are as follows:

                                                           1997                1996
                                                      ---------------     ---------------
                                                        $         %         $         %
                                                      -----     -----     -----     -----
                                                                ($ IN MILLIONS)
        GEOGRAPHIC REGION
        ------------------------------------------
        West......................................     54.0      32.9      71.3      34.3
        Mountain..................................     41.2      25.1      48.3      23.3
        Northeast.................................     25.3      15.4      25.6      12.3
        Southwest.................................     16.8      10.2      20.9      10.1
        Midwest...................................     14.7       8.9      25.5      12.3
        Southeast.................................     12.4       7.5      16.1       7.7
                                                      -----     -----     -----     -----
                  Total...........................    164.4     100.0     207.7     100.0
                                                      =====     =====     =====     =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1997 are: California, $33.8 million (20.6%); New York, $19.1 million (11.6%); Texas, $16.2 million (9.9%); Arizona, $13.6 million (8.3%); Washington, $11.6 million (7.1%) and Idaho, $10.7 million (6.5%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  OFF BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (CONTINUED):
     As of December 31, 1997 and 1996, the real estate and mortgage loan portfolio was also diversified as follows:


                                                            1997                1996
                                                      ----------------    ----------------
                                                        $         %         $         %
                                                      ------    ------    ------    ------
                                                                ($ IN MILLIONS)
        PROPERTY TYPE
        --------------------------------------------
        Agriculture.................................    99.5      60.5     117.8      56.7
        Office Building.............................    24.5      14.9      34.9      16.8
        Hotel.......................................    15.0       9.1      21.5      10.4
        Retail......................................    10.3       6.3      12.3       5.9
        Industrial..................................     7.3       4.5       9.4       4.5
        Other.......................................     4.4       2.6       4.4       2.1
        Apartments..................................     3.4       2.1       7.4       3.6
                                                       -----     -----     -----     -----
                  Total.............................   164.4     100.0     207.7     100.0
                                                       =====     =====     =====     =====


10.  RESERVES:

     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1997 were as follows:


                                                                         ($ IN MILLIONS)
        Not subject to discretionary withdrawal provision..............     $    77.1
        Subject to discretionary withdrawal -- with adjustment:
             -  at book value less surrender charges of 5% or more.....         180.9
             -  at market value........................................       3,403.3
                                                                             --------
                       Subtotal........................................       3,584.2
        Subject to discretionary withdrawal -- without adjustment:
             -  at book value (minimal or no charge or adjustment).....         475.1
                                                                             --------
                       Total annuity actuarial reserves and deposit
                         liabilities -- gross and net of reinsurance...     $ 4,136.4
                                                                             ========


     The amounts above are included in the Company's statements of admitted assets, liabilities, capital and surplus as life insurance and annuity reserves ($0.7) billion and separate account liabilities ($3.4) billion.

11.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis to MONY and other insurance companies under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person. The total amount of reinsured life insurance in force on this basis was $2.7 billion and $2.6 billion at December 31, 1997 and 1996, respectively. Premiums ceded under these contracts were $16.1 million and $14.6 million; benefit payments recovered were $11.6 million and $17.3 million; policy reserve credits recorded were $11.1 million and $10.6 million; and recoverable amounts on paid and unpaid losses were $2.4 million and $3.5 million in 1997 and 1996, respectively.

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  FEDERAL INCOME TAXES:

     The Company is included in the consolidated federal income tax return with its parent, MONY, and the parent's non-life subsidiaries. The allocation of federal income taxes is based upon separate return calculations with current credit for net losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany tax balances are settled annually in the fourth quarter.

     The Company's federal income tax returns for years through 1991 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes that may become due with respect to open years.

     Pre-tax operating gains and pre-tax realized gains, as reported in the accompanying statements of operations, differ from taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, depreciation expense and related recapture, capital gains deferred to the IMR, and equity in joint ventures.

13.  COMMITMENTS AND CONTINGENCIES:

     In late 1995 and during 1996, a number of purported class actions were commenced in various state and federal courts against the Company and MONY ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies during the period 1980 to the present. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). The Companies have answered the complaints in each action (except for one being voluntarily held in abeyance), have denied any wrongdoing, and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination, had an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Companies filed a motion to dismiss or, alternatively, motion for summary judgment on all counts of the complaint.

     The Massachusetts District Court in the Multidistrict Litigation has entered an order recognizing the Goshen case as the lead case and essentially holding all of the federal cases in abeyance pending the action of the Goshen case. Consequently, all other putative class actions have been either consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies. The order by the New York State Supreme Court has been appealed to the Appellate Division by plaintiffs and all actions before the United States District Court for the District of Massachusetts are still pending.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

13.  COMMITMENTS AND CONTINGENCIES (CONTINUED):
     In the opinion of management of the Company, resolution of contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     At December 31, 1997, the Company had a commitment to issue a $1.9 million fixed rate farm loan with an interest rate of 7.8% and a duration of 10 years. There were no outstanding bond commitments as of December 31, 1997.


14.  YEAR 2000:



     The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves:


INVESTMENT INCOME EARNED:
-----------------------------------------------------------------------------------------------------
    U.S. Government bonds............................................................................           387
    Other bonds (unaffiliated).......................................................................        77,378
    Bonds of affiliates..............................................................................           602
    Preferred stocks (unaffiliated)..................................................................             0
    Preferred stocks of affiliates...................................................................             0
    Common stocks (unaffiliated).....................................................................             1
    Common stocks of affiliates......................................................................             0
    Mortgage loans...................................................................................        12,097
    Real estate......................................................................................         8,565
    Premium notes, policy loans and liens............................................................         3,465
    Collateral loans.................................................................................             0
    Cash on hand and on deposit......................................................................           117
    Short-term investments...........................................................................         4,652
    Other invested assets............................................................................           571
    Derivative instruments...........................................................................             0
    Aggregate write-ins for investment income........................................................         1,355
                                                                                                         -----------
        Gross investment income......................................................................       109,190
                                                                                                         ===========
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES....................................................        22,627
MORTGAGE LOANS -- BOOK VALUE:
-----------------------------------------------------------------------------------------------------
    Farm mortgages...................................................................................        99,492
    Residential mortgages............................................................................             0
    Commercial mortgages.............................................................................        35,336
                                                                                                         -----------
        Total mortgage loans.........................................................................       134,828
                                                                                                         ===========
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
-----------------------------------------------------------------------------------------------------
    Good standing....................................................................................       120,120
    Good standing with restructured terms............................................................        14,126
    Interest overdue more than three months, not in foreclosure......................................             0
    Foreclosure in process...........................................................................           582
                                                                                                         -----------
        Total mortgage loans.........................................................................       134,828
                                                                                                         ===========
OTHER LONG TERM ASSETS -- STATEMENT VALUE............................................................        52,824
COLLATERAL LOANS.....................................................................................             0
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
-----------------------------------------------------------------------------------------------------
    Bonds............................................................................................        16,000
    Preferred Stocks.................................................................................             0
    Common Stocks....................................................................................             0

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)


BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
-----------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT VALUE:
-----------------------------------------------------------------------------------------------------
    Due within one year or less......................................................................        84,300
    Over 1 year through 5 years......................................................................       573,903
    Over 5 years through 10 years....................................................................       344,927
    Over 10 years through 20 years...................................................................        68,716
    Over 20 years....................................................................................        28,578
                                                                                                         -----------
        Total by Maturity............................................................................     1,100,424
                                                                                                         ===========
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT VALUE:
-----------------------------------------------------------------------------------------------------
    Class 1..........................................................................................       579,042
    Class 2..........................................................................................       441,677
    Class 3..........................................................................................        66,571
    Class 4..........................................................................................        12,524
    Class 5..........................................................................................             0
    Class 6..........................................................................................           610
                                                                                                         -----------
        Total by Class...............................................................................     1,100,424
                                                                                                         ===========
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PUBLICLY TRADED............................................       645,558
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PRIVATELY PLACED...........................................       454,866
PREFERRED STOCKS -- STATEMENT VALUE..................................................................             0
COMMON STOCKS -- MARKET VALUE........................................................................           981
SHORT-TERM INVESTMENTS -- BOOK VALUE.................................................................        25,700
FINANCIAL OPTIONS OWNED -- STATEMENT VALUE...........................................................             0
FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE............................................             0
FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE....................................................             0
CASH ON HAND AND ON DEPOSIT..........................................................................        20,256
LIFE INSURANCE IN FORCE:
-----------------------------------------------------------------------------------------------------
    Industrial.......................................................................................             0
    Ordinary.........................................................................................    11,744,853
    Credit Life......................................................................................             0
    Group Life.......................................................................................     1,875,204
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY POLICIES................................       158,466
LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
-----------------------------------------------------------------------------------------------------
    Industrial.......................................................................................             0
    Ordinary.........................................................................................     3,671,469
    Credit Life......................................................................................             0
    Group Life.......................................................................................       199,912
SUPPLEMENTARY CONTRACTS IN FORCE:
-----------------------------------------------------------------------------------------------------
    Ordinary -- Not Involving Life Contingencies
        Amount on Deposit............................................................................        19,131
        Income Payable...............................................................................           969
    Ordinary -- Involving Life Contingencies
        Income Payable...............................................................................         2,996
    Group -- Not Involving Life Contingencies
        Amount on Deposit............................................................................            28
        Income Payable...............................................................................             0
    Group -- Involving Life Contingencies
        Income Payable...............................................................................            15

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            (AMOUNTS IN $ THOUSANDS)

ANNUITIES:
-----------------------------------------------------------------------------------------------------
    Ordinary
-----------------------------------------------------------------------------------------------------
        Immediate -- Amount of Income Payable........................................................             0
        Deferred -- Fully Paid -- Account Balance....................................................             0
        Deferred -- Not Fully Paid -- Account Balance................................................             0
    Group
-----------------------------------------------------------------------------------------------------
        Amount of Income Payable.....................................................................             0
        Fully Paid -- Account Balance................................................................        61,031
        Not Fully Paid -- Account Balance............................................................             0
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
-----------------------------------------------------------------------------------------------------
    Ordinary.........................................................................................             0
    Group............................................................................................             0
    Credit...........................................................................................             0
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
-----------------------------------------------------------------------------------------------------
    Deposit Funds -- Account Balance.................................................................       632,579
    Dividend Accumulations -- Account Balance........................................................             0
CLAIM PAYMENTS 1997:
-----------------------------------------------------------------------------------------------------
    Group Accident and Health -- Year Ended December 31, 1997........................................             0
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0
CLAIM PAYMENTS 1997:
-----------------------------------------------------------------------------------------------------
    Other Accident and Health -- Year Ended December 31, 1997
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0
    Other coverages that use developmental methods to calculate claims reserves -- Year Ended
     December 31, 1997
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                  ATTAINED AGE                        DEATH BENEFIT
            --------------------------------------------------------  -------------
            40 and Under............................................       250%
            41......................................................       243
            42......................................................       236
            43......................................................       229
            44......................................................       222
            45......................................................       215
            46......................................................       209
            47......................................................       203
            48......................................................       197
            49......................................................       191
            50......................................................       185
            51......................................................       178
            52......................................................       171
            53......................................................       164
            54......................................................       157
            55......................................................       150
            56......................................................       146
            57......................................................       142
            58......................................................       138
            59......................................................       134
            60......................................................       130
            61......................................................       128
            62......................................................       126
            63......................................................       124
            64......................................................       122
            65......................................................       120
            66......................................................       119
            67......................................................       118
            68......................................................       117
            69......................................................       116
            70......................................................       115
            71......................................................       113
            72......................................................       111
            73......................................................       109
            74......................................................       107
            75-90...................................................       105
            91......................................................       104
            92......................................................       103
            93......................................................       102
            94......................................................       101
            95......................................................       100

                                   APPENDIX B

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                              ATTAINED AGE                      APPLICABLE PERCENTAGE
            ------------------------------------------------    ---------------------
            40 and Under....................................              250%
            41..............................................              243
            42..............................................              236
            43..............................................              229
            44..............................................              222
            45..............................................              215
            46..............................................              209
            47..............................................              203
            48..............................................              197
            49..............................................              191
            50..............................................              185
            51..............................................              178
            52..............................................              211
            53..............................................              210
            54..............................................              208
            55..............................................              206
            56..............................................              204
            57..............................................              203
            58..............................................              202
            59..............................................              203
            60..............................................              204
            61..............................................              205
            62..............................................              206
            63..............................................              207
            64..............................................              208
            65..............................................              209
            66..............................................              210
            67..............................................              211
            68..............................................              212
            69..............................................              213
            70..............................................              214
            71..............................................              215
            72..............................................              216
            73..............................................              217
            74..............................................              218
            75..............................................              214
            76..............................................              207
            77..............................................              199
            78..............................................              192
            79..............................................              186
            80..............................................              180
            81..............................................              174
            82..............................................              169
            83..............................................              164
            84..............................................              159
            85..............................................              145
            86..............................................              133

                              ATTAINED AGE                      APPLICABLE PERCENTAGE
            ------------------------------------------------    ---------------------
            87..............................................              120
            88..............................................              105
            89..............................................              105
            90..............................................              105
            91..............................................              104
            92..............................................              103
            93..............................................              102
            94..............................................              101
            95..............................................              100

                                   APPENDIX C

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                      MALE

                                         APPLICABLE PERCENTAGE         APPLICABLE PERCENTAGE
                   ATTAINED AGE               NON-SMOKER                      SMOKER
            ---------------------------  ---------------------         ---------------------
            18.........................          728.68%                       590.77%
            19.........................          707.62                        574.17
            20.........................          687.37                        558.07
            21.........................          667.46                        542.22
            22.........................          647.92                        526.63
            23.........................          628.74                        511.31
            24.........................          609.54                        496.26
            25.........................          590.76                        481.26
            26.........................          572.38                        466.56
            27.........................          554.10                        451.96
            28.........................          536.27                        437.70
            29.........................          518.88                        423.75
            30.........................          501.92                        410.14
            31.........................          485.40                        397.00
            32.........................          469.31                        384.18
            33.........................          453.85                        371.79
            34.........................          438.80                        359.81
            35.........................          424.14                        348.23
            36.........................          410.04                        337.03
            37.........................          396.46                        326.18
            38.........................          383.38                        315.76
            39.........................          370.76                        305.81
            40.........................          358.57                        296.22
            41.........................          346.81                        287.04
            42.........................          335.54                        278.22
            43.........................          324.63                        269.81
            44.........................          314.16                        261.75
            45.........................          304.09                        254.03
            46.........................          294.39                        246.61
            47.........................          285.04                        239.50
            48.........................          276.02                        232.68
            49.........................          267.36                        226.16
            50.........................          259.04                        219.90
            51.........................          251.02                        213.88
            52.........................          243.33                        208.11
            53.........................          235.94                        202.60
            54.........................          228.86                        197.34
            55.........................          222.06                        192.33
            56.........................          215.56                        187.55
            57.........................          209.33                        182.99
            58.........................          203.37                        178.63
            59.........................          197.66                        174.46
            60.........................          192.20                        170.45
            61.........................          186.98                        166.61

                                         APPLICABLE PERCENTAGE         APPLICABLE PERCENTAGE
                   ATTAINED AGE               NON-SMOKER                      SMOKER
            ---------------------------  ---------------------         ---------------------
            62.........................          181.99                        162.94
            63.........................          177.22                        159.45
            64.........................          172.68                        156.13
            65.........................          168.35                        152.99
            66.........................          164.24                        150.02
            67.........................          160.33                        147.20
            68.........................          156.60                        144.52
            69.........................          153.06                        141.95
            70.........................          149.67                        139.49
            71.........................          146.45                        137.14
            72.........................          143.43                        134.90
            73.........................          140.55                        132.78
            74.........................          137.83                        130.79
            75.........................          135.30                        128.92
            76.........................          132.92                        127.18
            77.........................          130.69                        125.56
            78.........................          128.59                        124.03
            79.........................          126.59                        122.59
            80.........................          124.70                        121.20
            81.........................          122.89                        119.86
            82.........................          121.17                        118.59
            83.........................          119.55                        117.37
            84.........................          118.03                        116.23
            85.........................          116.60                        115.14
            86.........................          115.26                        114.11
            87.........................          113.97                        113.09
            88.........................          112.72                        112.05
            89.........................          111.47                        111.00
            90.........................          110.17                        109.86
            91.........................          108.76                        108.59
            92.........................          107.18                        107.09
            93.........................          105.31                        105.27
            94.........................          103.00                        102.99
            95.........................          100.00                        100.00

                                   APPENDIX D

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                     FEMALE

                                         APPLICABLE PERCENTAGE         APPLICABLE PERCENTAGE
                   ATTAINED AGE               NON-SMOKER                      SMOKER
            ---------------------------  ---------------------         ---------------------
            18.........................          834.33%                       734.20%
            19.........................          807.96                        710.85
            20.........................          782.15                        688.01
            21.........................          756.99                        666.21
            22.........................          733.03                        644.93
            23.........................          709.65                        624.17
            24.........................          686.84                        603.93
            25.........................          664.60                        584.56
            26.........................          642.93                        565.67
            27.........................          621.82                        547.24
            28.........................          601.64                        529.58
            29.........................          581.97                        512.35
            30.........................          562.81                        495.56
            31.........................          544.16                        479.44
            32.........................          526.29                        463.72
            33.........................          508.89                        448.60
            34.........................          491.95                        434.04
            35.........................          475.69                        420.02
            36.........................          459.86                        406.34
            37.........................          444.65                        393.15
            38.........................          430.01                        380.55
            39.........................          415.92                        368.49
            40.........................          402.34                        356.94
            41.........................          389.25                        345.85
            42.........................          376.74                        335.30
            43.........................          364.65                        325.13
            44.........................          353.07                        315.41
            45.........................          341.85                        306.10
            46.........................          331.09                        297.10
            47.........................          320.73                        288.44
            48.........................          310.68                        280.11
            49.........................          300.99                        272.07
            50.........................          291.71                        264.37
            51.........................          282.75                        256.96
            52.........................          274.14                        249.83
            53.........................          265.85                        242.95
            54.........................          257.86                        236.34
            55.........................          250.15                        229.97
            56.........................          242.74                        223.86
            57.........................          235.60                        217.95
            58.........................          228.71                        212.21
            59.........................          222.05                        206.64
            60.........................          215.61                        201.22
            61.........................          209.36                        195.96

                                         APPLICABLE PERCENTAGE         APPLICABLE PERCENTAGE
                   ATTAINED AGE               NON-SMOKER                      SMOKER
            ---------------------------  ---------------------         ---------------------
            62.........................          203.34                        190.86
            63.........................          197.56                        185.95
            64.........................          192.00                        181.25
            65.........................          186.70                        176.77
            66.........................          181.65                        172.48
            67.........................          176.83                        168.37
            68.........................          172.20                        164.42
            69.........................          167.73                        160.60
            70.........................          163.41                        156.89
            71.........................          159.25                        153.30
            72.........................          155.27                        149.84
            73.........................          151.47                        146.54
            74.........................          147.87                        143.42
            75.........................          144.48                        140.48
            76.........................          141.28                        137.72
            77.........................          138.27                        135.12
            78.........................          135.43                        132.65
            79.........................          132.74                        130.32
            80.........................          130.18                        128.09
            81.........................          127.75                        125.96
            82.........................          125.46                        123.93
            83.........................          123.30                        122.01
            84.........................          121.27                        120.20
            85.........................          119.37                        118.50
            86.........................          117.58                        116.89
            87.........................          115.88                        115.36
            88.........................          114.25                        113.87
            89.........................          112.64                        112.39
            90.........................          111.03                        110.86
            91.........................          109.35                        109.25
            92.........................          107.54                        107.49
            93.........................          105.49                        105.47
            94.........................          103.05                        103.05
            95.........................          100.00                        100.00

                                   APPENDIX E

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                      MALE

             APPLICABLE PERCENTAGE     APPLICABLE PERCENTAGE
ATTAINED          NON-SMOKER                  SMOKER
--------     ---------------------     ---------------------
   18                728.68%                   590.77%
   19                707.62                    574.17
   20                687.37                    558.07
   21                667.46                    542.22
   22                647.92                    526.63
   23                628.74                    511.31
   24                609.54                    496.26
   25                590.76                    481.26
   26                572.38                    466.56
   27                554.10                    451.96
   28                536.27                    437.70
   29                518.88                    423.75
   30                501.92                    410.14
   31                485.40                    397.00
   32                469.31                    384.18
   33                453.85                    371.79
   34                438.80                    359.81
   35                424.14                    348.23
   36                410.04                    337.03
   37                396.46                    326.18
   38                383.38                    315.76
   39                370.76                    305.81
   40                358.57                    296.22
   41                346.81                    287.04
   42                335.54                    278.22
   43                324.63                    269.81
   44                314.16                    261.75
   45                304.09                    254.03
   46                294.39                    246.61
   47                285.04                    239.50
   48                276.02                    232.68
   49                267.36                    226.16
   50                259.04                    219.90
   51                251.02                    213.88
   52                247.00                    211.25
   53                244.00                    209.53
   54                241.00                    207.81
   55                238.00                    206.14
   56                235.00                    204.47
   57                232.00                    202.80
   58                230.00                    202.03

             APPLICABLE PERCENTAGE     APPLICABLE PERCENTAGE
ATTAINED          NON-SMOKER                  SMOKER
--------            ------                    ------
   59                230.00                    203.00
   60                230.00                    203.98
   61                230.00                    204.95
   62                230.00                    205.93
   63                230.00                    206.95
   64                230.00                    207.96
   65                230.00                    209.01
   66                230.00                    210.08
   67                230.00                    211.17
   68                230.00                    212.25
   69                230.00                    213.31
   70                230.00                    214.36
   71                230.00                    215.38
   72                230.00                    216.32
   73                230.00                    217.29
   74                230.00                    218.24
   75                221.89                    211.43
   76                214.00                    204.76
   77                205.18                    197.13
   78                196.74                    189.77
   79                189.89                    183.88
   80                183.31                    178.16
   81                176.96                    172.61
   82                170.85                    167.21
   83                164.98                    161.98
   84                159.34                    156.91
   85                145.75                    143.93
   86                132.55                    131.22
   87                119.67                    118.74
   88                112.72                    112.05
   89                111.47                    111.00
   90                110.17                    109.86
   91                108.76                    108.59
   92                107.18                    107.09
   93                105.31                    105.27
   94                103.00                    102.99
   95                100.00                    100.00

                                   APPENDIX F

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                     FEMALE

ATTAINED     APPLICABLE PERCENTAGE     APPLICABLE PERCENTAGE
  AGE             NON-SMOKER                  SMOKER
--------     ---------------------     ---------------------
   18                834.33%                   734.20%
   19                807.96                    710.85
   20                782.15                    688.01
   21                756.99                    666.21
   22                733.03                    644.93
   23                709.65                    624.17
   24                686.84                    603.93
   25                664.60                    584.56
   26                642.93                    565.67
   27                621.82                    547.24
   28                601.64                    529.58
   29                581.97                    512.35
   30                562.81                    495.56
   31                544.16                    479.44
   32                526.29                    463.72
   33                508.89                    448.60
   34                491.95                    434.04
   35                475.69                    420.02
   36                459.86                    406.34
   37                444.65                    393.15
   38                430.01                    380.55
   39                415.92                    368.49
   40                402.34                    356.94
   41                389.25                    345.85
   42                376.74                    335.30
   43                364.65                    325.13
   44                353.07                    315.41
   45                341.85                    306.10
   46                331.09                    297.10
   47                320.73                    288.44
   48                310.68                    280.11
   49                300.99                    272.07
   50                291.71                    264.37
   51                282.75                    256.96
   52                278.27                    253.60
   53                274.93                    251.25
   54                271.54                    248.87
   55                268.10                    246.47
   56                264.63                    244.05
   57                261.11                    241.54
   58                258.66                    240.00
   59                258.39                    240.05

ATTAINED     APPLICABLE PERCENTAGE     APPLICABLE PERCENTAGE
  AGE             NON-SMOKER                  SMOKER
--------     ---------------------     ---------------------
   60                258.02                    240.80
   61                257.53                    241.05
   62                256.99                    241.22
   63                256.40                    241.34
   64                255.74                    241.41
   65                255.07                    241.50
   66                254.38                    241.53
   67                253.67                    241.53
   68                252.90                    241.48
   69                252.06                    241.33
   70                251.12                    241.10
   71                250.12                    240.76
   72                248.99                    240.27
   73                247.88                    239.81
   74                246.75                    239.32
   75                236.94                    230.39
   76                227.46                    221.72
   77                217.08                    212.13
   78                207.21                    202.96
   79                199.11                    195.47
   80                191.37                    188.29
   81                183.97                    181.38
   82                176.90                    174.74
   83                170.15                    168.37
   84                163.72                    162.26
   85                149.21                    148.13
   86                135.22                    134.43
   87                121.68                    121.13
   88                114.25                    113.87
   89                112.64                    112.39
   90                111.03                    110.86
   91                109.35                    109.25
   92                107.54                    107.49
   93                105.49                    105.47
   94                103.05                    103.05
   95                100.00                    100.00

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX G

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

     The Policies illustrated include the following:

                                                                     DEF. OF       DEATH                     TARGET
                                                                    LIFE INS.     BENEFIT     SPECIFIED      DEATH           SEE
 SEX     AGE     UNDERWRITING METHOD             SMOKER               TEST        OPTION       AMOUNT       BENEFIT         PAGES
-----    ---     --------------------    -----------------------    ---------     -------     ---------     --------     -----------
Male     45      Guaranteed Issue        Non-smoker                    CVAT          1        $ 500,000     $500,000     G-5, G-11
Male     45      Guaranteed Issue        Non-smoker                    CVAT          1        $ 250,000     $500,000     G-17, G-23
Male     45      Medical Issue           Preferred Non-smoker          CVAT          1        $ 500,000     $500,000     G-29, G-35
Male     45      Medical Issue           Standard Smoker               CVAT          1        $ 500,000     $500,000     G-41, G-47
Male     45      Guaranteed Issue        Non-smoker                    CVAT          1        $ 500,000     $500,000     G-53, G-59
Male     45      Guaranteed Issue        Non-smoker                     GPT          1        $ 500,000     $500,000     G-65, G-71
Male     45      Guaranteed Issue        Non-smoker                    CVAT          1        $ 500,000     $500,000     G-77, G-83

     The tables show how death benefits, Account Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Benefits, Account Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made a the beginning of the year.

The amounts shown for death benefits, Account Values, and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges.

The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 35) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a reduction of .30% of the Account Value beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.

The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to 0.70% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average investment advisory fee charged and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.

The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.70%, on 6% it would be 5.30%, and on 12% it would be 11.30%.

The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6%, and 12%.

The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit, and Scheduled Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

The following is the Disclosure and Notes to Illustration which precede each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages G-5

                  THESE ILLUSTRATIONS ARE NOT VALID IN FLORIDA

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                   DISCLOSURE

                               BRIEF DESCRIPTION

     The Death Benefit, Account Value and Surrender Value of Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investment return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

     These illustrations of Death Benefit, Account Value and Surrender Value are designed to show the way in which Flexible Premium Variable Life Insurance operates and help make it possible to compare it with other variable life insurance illustrations. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

     Illustrations based on assumed constant rates of return do not show fluctuation in the Death Benefit, Account Value and Surrender Value that can occur with an actual policy. Since the values of the subaccounts vary up and down, variable life insurance benefits will also vary. Depending on investment allocations made to the subaccounts, benefits may vary up and down, unless the actual rates of return are identical for all subaccounts.

     If the illustration reflects loan or partial surrenders the amounts there of will be shown in columns headed "ANNUAL LOAN" and "PARTIAL SURRENDERS fr INSUR CONTRACT".

     The policy is a Flexible Premium Variable Life Insurance policy. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

     The maximum loan value is equal to 90% of the Account Value.

DISTRIBUTED BY:  MONY SECURITIES CORPORATION, MEMBER NASD, SIPC
                   1740 BROADWAY
                   NEW YORK, NEW YORK 10019
                   1-800-736-0166

ILLUSTRATIONS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                             NOTES TO ILLUSTRATION

     The Death Benefit, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts shown for the Death Benefit, Account Value and Surrender Value are as of the end of the policy year and take into consideration the operating charges and expense charges of the underlying funds including the investment advisory services.

     The daily charge for investment advisory services and operating expenses of each of the Funds, after reimbursement, varies by subaccount and ranges from 0.00% to 1.52% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration an average charge for investment advisory services is used. The average charge assumed is equivalent to an annual rate of 0.70%.

     The charges assumed for investment advisory services and expenses is effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parenthesis next to the hypothetical gross rate.

1. In Compliance Report 1 the "ASSUME USE OF GUARANTEED MORTALITY" columns, guaranteed cost of insurance rates are charged.

2. In Compliance Report 2 the "ASSUME USE OF CURRENT MORTALITY" columns, current cost of insurance rates are charged.

3. In Compliance Reports 1 and 2, column (2) shows the amount to which the premium paid for the policy to the end of a policy year would accumulate if an amount equal to such premiums were invested to earn interest, after taxes at 5% compounded annually.

4. In Compliance Reports 1 and 2, column (3) reflects any loans that have been requested.

5. In Compliance Reports 1 and 2, column (4) reflects any partial surrender that have been requested. A partial surrender could reduce the Death Benefit, and will reduce the Account Value and Surrender Value by the amount surrendered plus a transaction fee which is the lesser of $25 or 2% of the amount surrendered.

6. The term "COST OF MONEY %" is the opportunity cost. The hypothetical rate assumes the return of earned interest for other possible investments.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL    FR INSUR.         @ 0%        @ 0%        @ 0%         @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
   1      46      26,225      27,536          0            0       23,697      21,336     500,000       25,026      22,666
   2      47      26,225      56,449          0            0       43,590      42,016     500,000       47,579      46,005
   3      48      26,225      86,808          0            0       63,184      62,397     500,000       71,203      70,416
   4      49      26,225     118,684          0            0       82,479      82,479     500,000       95,953      95,953
   5      50      26,225     152,155          0            0      102,243     102,243     500,000      122,654     122,654
   6      51      26,225     187,298          0            0      121,705     121,705     500,000      150,599     150,599
   7      52      26,225     224,200          0            0      140,839     140,839     500,000      179,834     179,834
   8      53           0     235,410          0            0      136,818     136,818     500,000      186,226     186,226
   9      54           0     247,180          0            0      132,607     132,607     500,000      192,764     192,764
  10      55           0     259,539          0            0      128,202     128,202     500,000      199,464     199,464
  11      56           0     272,516          0            0      123,744     123,744     500,000      206,619     206,619
  12      57           0     286,142          0            0      118,986     118,986     500,000      213,927     213,927
  13      58           0     300,449          0            0      113,919     113,919     500,000      221,410     221,410
  14      59           0     315,471          0            0      108,491     108,491     500,000      229,056     229,056
  15      60           0     331,245          0            0      102,643     102,643     500,000      236,857     236,857
  16      61           0     347,807          0            0       96,315      96,315     500,000      244,808     244,808
  17      62           0     365,197          0            0       89,443      89,443     500,000      252,907     252,907
  18      63           0     383,457          0            0       81,957      81,957     500,000      261,154     261,154
  19      64           0     402,630          0            0       73,681      73,681     500,000      269,497     269,497
  20      65           0     422,762          0            0       64,581      64,581     500,000      277,972     277,972
  21      66           0     443,900          0            0       54,458      54,458     500,000      286,539     286,539
  22      67           0     466,095          0            0       43,206      43,206     500,000      295,216     295,216
  23      68           0     489,399          0            0       30,646      30,646     500,000      304,003     304,003
  24      69           0     513,869          0            0       16,582      16,582     500,000      312,907     312,907
  25      70           0     539,563          0            0          851         851     500,000      321,963     321,963
  26      71           0     566,541          0            0            0           0           0      331,153     331,153
  27      72           0     594,868          0            0            0           0           0      340,366     340,366
  28      73           0     624,611          0            0            0           0           0      349,786     349,786
  29      74           0     655,842          0            0            0           0           0      359,295     359,295
  30      75           0     688,634          0            0            0           0           0      368,842     368,842
  31      76           0     723,066          0            0            0           0           0      378,407     378,407
  32      77           0     759,219          0            0            0           0           0      387,941     387,941
  33      78           0     797,180          0            0            0           0           0      397,446     397,446
  34      79           0     837,039          0            0            0           0           0      406,965     406,965
  35      80           0     878,891          0            0            0           0           0      416,528     416,528
  36      81           0     922,836          0            0            0           0           0      426,136     426,136
  37      82           0     968,977          0            0            0           0           0      435,769     435,769
  38      83           0   1,017,426          0            0            0           0           0      445,390     445,390
  39      84           0   1,068,298          0            0            0           0           0      454,987     454,987
  40      85           0   1,121,712          0            0            0           0           0      464,542     464,542

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
   1   500,000
   2   500,000
   3   500,000
   4   500,000
   5   500,000
   6   500,000
   7   500,000
   8   500,000
   9   500,000
  10   500,000
  11   500,000
  12   500,000
  13   500,000
  14   500,000
  15   500,000
  16   500,000
  17   500,000
  18   500,000
  19   500,000
  20   500,000
  21   500,000
  22   500,000
  23   500,000
  24   500,000
  25   500,000
  26   500,000
  27   500,000
  28   501,697
  29   504,989
  30   508,375
  31   511,984
  32   515,651
  33   519,422
  34   523,317
  35   527,282
  36   531,392
  37   535,516
  38   539,679
  39   543,937
  40   548,298

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL     FR INSUR         @ 0%        @ 0%        @ 0%         @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
  41      86           0    1,177,798         0            0            0           0           0      474,100     474,100
  42      87           0    1,236,688         0            0            0           0           0      483,725     483,725
  43      88           0    1,298,522         0            0            0           0           0      493,524     493,524
  44      89           0    1,363,449         0            0            0           0           0      503,651     503,651
  45      90           0    1,431,621         0            0            0           0           0      514,293     514,293
  46      91           0    1,503,202         0            0            0           0           0      525,731     525,731
  47      92           0    1,578,362         0            0            0           0           0      538,350     538,350
  48      93           0    1,657,280         0            0            0           0           0      552,729     552,729
  49      94           0    1,740,144         0            0            0           0           0      569,799     569,799
  50      95           0    1,827,151         0            0            0           0           0      591,072     591,072

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
  41   552,801
  42   557,514
  43   562,469
  44   567,715
  45   573,282
  46   579,198
  47   585,510
  48   592,415
  49   600,056
  50   608,804

           Illustration Received
                              (Signature of Applicant/Policyholder(s) and Date)

           Illustration Delivered
                              (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



PREPARED BY: AGENT                                     DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL    FR INSUR.         @ 0%        @ 0%        @ 0%         @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
   1      46      26,225      27,536          0            0       23,697      21,336     500,000       25,026      22,666
   2      47      26,225      56,449          0            0       43,862      42,289     500,000       47,858      46,285
   3      48      26,225      86,808          0            0       63,663      62,876     500,000       71,709      70,922
   4      49      26,225     118,684          0            0       83,152      83,152     500,000       96,684      96,684
   5      50      26,225     152,155          0            0      103,052     103,052     500,000      123,563     123,563
   6      51      26,225     187,298          0            0      122,731     122,731     500,000      151,772     151,772
   7      52      26,225     224,200          0            0      142,198     142,198     500,000      181,387     181,387
   8      53           0     235,410          0            0      138,640     138,640     500,000      188,289     189,289
   9      54           0     247,180          0            0      135,068     135,068     500,000      195,509     195,509
  10      55           0     259,539          0            0      131,482     131,482     500,000      203,064     203,064
  11      56           0     272,516          0            0      128,270     128,270     500,000      211,612     211,612
  12      57           0     286,142          0            0      124,985     124,985     500,000      220,560     220,560
  13      58           0     300,449          0            0      121,490     121,490     500,000      229,833     229,833
  14      59           0     315,471          0            0      117,783     117,783     500,000      239,460     239,460
  15      60           0     331,245          0            0      113,813     113,813     500,000      249,441     249,441
  16      61           0     347,807          0            0      109,483     109,483     500,000      259,751     259,751
  17      62           0     365,197          0            0      104,833     104,833     500,000      270,453     270,453
  18      63           0     383,457          0            0       99,806      99,806     500,000      281,540     281,540
  19      64           0     402,630          0            0       94,394      94,394     500,000      293,024     293,024
  20      65           0     422,762          0            0       88,635      88,635     500,000      304,946     304,946
  21      66           0     443,900          0            0       82,420      82,420     500,000      317,282     317,282
  22      67           0     466,095          0            0       75,783      75,783     500,000      330,089     330,089
  23      68           0     489,399          0            0       68,609      68,609     500,000      343,353     343,353
  24      69           0     513,869          0            0       60,720      60,720     500,000      357,035     357,035
  25      70           0     539,563          0            0       51,874      51,874     500,000      371,081     371,081
  26      71           0     566,541          0            0       42,081      42,081     500,000      385,556     385,556
  27      72           0     594,868          0            0       31,070      31,070     500,000      400,417     400,417
  28      73           0     624,611          0            0       18,831      18,831     500,000      415,728     415,728
  29      74           0     655,842          0            0        4,993       4,993     500,000      431,435     431,435
  30      75           0     688,634          0            0            0           0           0      447,531     447,531
  31      76           0     723,066          0            0            0           0           0      464,067     464,067
  32      77           0     759,219          0            0            0           0           0      480,983     480,983
  33      78           0     797,180          0            0            0           0           0      498,249     498,249
  34      79           0     837,039          0            0            0           0           0      515,239     515,239
  35      80           0     878,891          0            0            0           0           0      532,399     532,399
  36      81           0     922,836          0            0            0           0           0      549,833     549,833
  37      82           0     968,977          0            0            0           0           0      567,457     567,457
  38      83           0   1,017,426          0            0            0           0           0      586,066     586,066
  39      84           0   1,068,298          0            0            0           0           0      605,173     605,173
  40      85           0   1,121,712          0            0            0           0           0      624,661     624,661

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
   1   500,000
   2   500,000
   3   500,000
   4   500,000
   5   500,000
   6   500,000
   7   500,000
   8   500,000
   9   500,000
  10   500,000
  11   500,000
  12   500,000
  13   500,000
  14   500,000
  15   500,000
  16   500,000
  17   505,693
  18   512,374
  19   519,298
  20   526,581
  21   534,144
  22   542,139
  23   550,497
  24   559,117
  25   567,976
  26   557,062
  27   586,410
  28   596,278
  29   606,382
  30   616,832
  31   627,882
  32   639,323
  33   651,161
  34   662,546
  35   673,963
  36   685,642
  37   697,347
  38   710,136
  39   723,484
  40   737,287

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL     FR INSUR         @ 0%        @ 0%        @ 0%         @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
  41      86           0    1,177,798         0            0            0           0           0      644,675     644,675
  42      87           0    1,236,688         0            0            0           0           0      665,098     665,098
  43      88           0    1,298,522         0            0            0           0           0      686,116     686,116
  44      89           0    1,363,449         0            0            0           0           0      707,822     707,822
  45      90           0    1,431,621         0            0            0           0           0      730,387     730,387
  46      91           0    1,503,202         0            0            0           0           0      753,952     753,952
  47      92           0    1,578,362         0            0            0           0           0      779,116     779,116
  48      93           0    1,657,280         0            0            0           0           0      806,529     806,529
  49      94           0    1,740,144         0            0            0           0           0      837,245     837,245
  50      95           0    1,827,151         0            0            0           0           0      872,930     872,930

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
  41   751,691
  42   766,592
  43   781,966
  44   797,857
  45   814,163
  46   830,629
  47   847,366
  48   864,438
  49   881,703
  50   899,118

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                       DATE PREPARED: 11/6/96

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                                      NONE
                ------------------------------------------------
                             From Year 0 to Year 0

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT , ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEAR 1-10, 0% IN POLICY YEARS 11 AND AFTER AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF
LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THE POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH, THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.      ANUAL    FR INSUR.         @ 0%        @ 0%        @ 0%        @ 12%       @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
   1      46      26,225      27,536          0            0       23,697      21,336     500,000       26,356      23,996
   2      47      26,225      56,449          0            0       43,590      42,016     500,000       51,729      50,155
   3      48      26,225      86,808          0            0       63,184      62,397     500,000       79,880      79,093
   4      49      26,225     118,684          0            0       82,479      82,479     500,000      111,118     111,118
   5      50      26,225     152,155          0            0      102,243     102,243     500,000      146,561     146,561
   6      51      26,225     187,298          0            0      121,705     121,705     500,000      185,829     185,829
   7      52      26,225     224,200          0            0      140,839     140,839     500,000      229,078     229,078
   8      53           0     235,410          0            0      136,818     136,818     500,000      251,216     251,216
   9      54           0     247,180          0            0      132,607     132,607     500,000      275,397     275,397
  10      55           0     259,539          0            0      128,202     128,202     500,000      301,820     301,820
  11      56           0     272,516          0            0      123,744     123,744     500,000      331,153     331,153
  12      57           0     286,142          0            0      118,986     118,986     500,000      363,176     363,176
  13      58           0     300,449          0            0      113,919     113,919     500,000      398,155     398,155
  14      59           0     315,471          0            0      108,491     108,491     500,000      436,324     436,324
  15      60           0     331,245          0            0      102,643     102,643     500,000      477,942     477,942
  16      61           0     347,807          0            0       96,315      96,315     500,000      523,289     523,289
  17      62           0     365,197          0            0       89,443      89,443     500,000      572,669     572,669
  18      63           0     383,457          0            0       81,957      81,957     500,000      626,418     626,418
  19      64           0     402,630          0            0       73,681      73,681     500,000      684,772     684,772
  20      65           0     422,762          0            0       64,581      64,581     500,000      748,180     748,180
  21      66           0     443,900          0            0       54,458      54,458     500,000      816,935     816,935
  22      67           0     466,095          0            0       43,206      43,206     500,000      891,489     891,489
  23      68           0     489,399          0            0       30,646      30,646     500,000      972,270     972,270
  24      69           0     513,869          0            0       16,582      16,582     500,000    1,059,753   1,059,750
  25      70           0     539,563          0            0          851         851     500,000    1,154,528   1,154,528
  26      71           0     566,541          0            0            0           0           0    1,257,037   1,257,037
  27      72           0     594,868          0            0            0           0           0    1,367,377   1,367,377
  28      73           0     624,611          0            0            0           0           0    1,486,703   1,486,703
  29      74           0     655,842          0            0            0           0           0    1,615,161   1,615,161
  30      75           0     688,634          0            0            0           0           0    1,753,209   1,753,209
  31      76           0     723,066          0            0            0           0           0    1,901,557   1,901,557
  32      77           0     759,219          0            0            0           0           0    2,060,939   2,060,939
  33      78           0     797,180          0            0            0           0           0    2,232,162   2,232,162
  34      79           0     837,039          0            0            0           0           0    2,416,308   2,416,308
  35      80           0     878,891          0            0            0           0           0    2,614,477   2,614,477
  36      81           0     922,836          0            0            0           0           0    2,827,711   2,827,711
  37      82           0     968,977          0            0            0           0           0    3,056,937   3,056,937
  38      83           0   1,017,426          0            0            0           0           0    3,303,040   3,303,040
  39      84           0   1,068,298          0            0            0           0           0    3,567,100   3,567,100
  40      85           0   1,121,712          0            0            0           0           0    3,850,188   3,850,188

          (10)

         DEATH
       BENEFIT
 POL     @ 12%
  YR   (GROSS)
----  --------
   1    500,000
   2    500,000
   3    500,000
   4    500,000
   5    500,000
   6    500,000
   7    575,032
   8    611,284
   9    649,772
  10    690,746
  11    735,358
  12    782,863
  13    833,457
  14    887,352
  15    944,701
  16  1,005,761
  17  1,070,777
  18  1,140,017
  19  1,213,554
  20  1,291,957
  21  1,375,310
  22  1,464,181
  23  1,558,841
  24  1,659,573
  25  1,767,120
  26  1,881,408
  27  2,002,524
  28  2,132,378
  29  2,270,109
  30  2,416,448
  31  2,572,807
  32  2,739,401
  33  2,917,212
  34  3,107,131
  35  3,309,666
  36  3,526,155
  37  3,756,670
  38  4,002,293
  39  4,264,468
  40  4,544,377

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)           (4)           (5)         (6)         (7)           (8)         (9)
                                                      PARTIAL      SURRENDR     ACCOUNT       DEATH      SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                 SURRENDR         VALUE       VALUE     BENEFIT         VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL      FR INSUR          @ 0%        @ 0%        @ 0%         @ 12%       @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN      CONTRACT       (GROSS)     (GROSS)     (GROSS)       (GROSS)     (GROSS)
----    ----    --------    --------    -------    ----------    ----------    --------    --------    ----------    --------
  41      86           0    1,177,798         0             0             0           0           0     4,154,013    4,154,013
  42      87           0    1,236,688         0             0             0           0           0     4,480,591    4,480,591
  43      88           0    1,298,522         0             0             0           0           0     4,832,631    4,832,631
  44      89           0    1,363,449         0             0             0           0           0     5,213,656    5,213,656
  45      90           0    1,431,621         0             0             0           0           0     5,628,072    5,628,072
  46      91           0    1,503,202         0             0             0           0           0     6,082,031    6,082,031
  47      92           0    1,578,362         0             0             0           0           0     6,583,909    6,583,909
  48      93           0    1,657,280         0             0             0           0           0     7,146,017    7,146,017
  49      94           0    1,740,144         0             0             0           0           0     7,787,620    7,787,620
  50      95           0    1,827,151         0             0             0           0           0     8,539,903    8,539,903

          (10)

         DEATH
       BENEFIT
 POL     @ 12%
  YR   (GROSS)
----  --------
  41  4,843,579
  42  5,164,330
  43  5,507,750
  44  5,876,833
  45  6,273,611
  46  6,700,574
  47  7,160,659
  48  7,659,101
  49  8,201,143
  50  8,796,100

           Illustration Received
                           (Signature of Applicant/Policyholder(s) and Date)

           Illustration Delivered
                           (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 12.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.



PREPARED BY: AGENT                                      DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                                 TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                                 LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                     GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                             COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION I                                 DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)          (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR      ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE        VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL    FR INSUR.         @ 0%        @ 0%        @ 0%        @ 12%        @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)      (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------     --------
   1      46      26,225      27,536          0            0       23,697      21,336     500,000       26,356       23,996
   2      47      26,225      56,449          0            0       43,862      42,289     500,000       52,016       50,442
   3      48      26,225      86,808          0            0       63,663      62,876     500,000       80,414       79,627
   4      49      26,225     118,684          0            0       83,152      83,152     500,000      111,912      111,912
   5      50      26,225     152,155          0            0      103,052     103,052     500,000      147,580      147,580
   6      51      26,225     187,298          0            0      122,731     122,731     500,000      187,167      187,167
   7      52      26,225     224,200          0            0      142,198     142,198     500,000      230,881      230,881
   8      53           0     235,410          0            0      138,640     138,640     500,000      253,673      253,673
   9      54           0     247,180          0            0      135,068     135,068     500,000      278,774      278,774
  10      55           0     259,539          0            0      131,482     131,482     500,000      306,422      306,422
  11      56           0     272,516          0            0      128,270     128,270     500,000      337,895      337,895
  12      57           0     286,142          0            0      124,985     124,985     500,000      372,625      372,625
  13      58           0     300,449          0            0      121,490     121,490     500,000      410,798      410,798
  14      59           0     315,471          0            0      117,783     117,783     500,000      452,766      452,766
  15      60           0     331,245          0            0      113,813     113,813     500,000      498,861      498,861
  16      61           0     347,807          0            0      109,483     109,483     500,000      549,348      549,348
  17      62           0     365,197          0            0      104,833     104,833     500,000      604,846      604,846
  18      63           0     383,457          0            0       99,806      99,806     500,000      665,687      665,687
  19      64           0     402,630          0            0       94,394      94,394     500,000      732,458      732,458
  20      65           0     422,762          0            0       88,635      88,635     500,000      805,839      805,839
  21      66           0     443,900          0            0       82,420      82,420     500,000      886,374      886,374
  22      67           0     466,095          0            0       75,783      75,783     500,000      974,874      974,874
  23      68           0     489,399          0            0       68,609      68,609     500,000    1,072,010    1,072,010
  24      69           0     513,869          0            0       60,720      60,720     500,000    1,178,465    1,178,465
  25      70           0     539,563          0            0       51,874      51,874     500,000    1,294,842    1,294,842
  26      71           0     566,541          0            0       42,081      42,081     500,000    1,422,255    1,422,255
  27      72           0     594,868          0            0       31,070      31,070     500,000    1,561,500    1,561,500
  28      73           0     624,611          0            0       18,831      18,831     500,000    1,713,868    1,713,868
  29      74           0     655,842          0            0        4,993       4,993     500,000    1,880,275    1,880,275
  30      75           0     688,634          0            0            0           0           0    2,061,888    2,061,888
  31      76           0     723,066          0            0            0           0           0    2,260,250    2,260,250
  32      77           0     759,219          0            0            0           0           0    2,476,505    2,476,505
  33      78           0     797,180          0            0            0           0           0    2,711,983    2,711,983
  34      79           0     837,039          0            0            0           0           0    2,964,694    2,964,694
  35      80           0     878,891          0            0            0           0           0    3,238,449    3,238,449
  36      81           0     922,836          0            0            0           0           0    3,535,563    3,535,563
  37      82           0     968,977          0            0            0           0           0    3,857,323    3,857,323
  38      83           0   1,017,426          0            0            0           0           0    4,211,388    4,211,388
  39      84           0   1,068,298          0            0            0           0           0    4,597,077    4,597,077
  40      85           0   1,121,712          0            0            0           0           0    5,016,132    5,016,132

          (10)

          DEATH
        BENEFIT
 POL      @ 12%
  YR    (GROSS)
----   --------
   1    500,000
   2    500,000
   3    500,000
   4    500,000
   5    500,000
   6    500,000
   7    579,557
   8    617,263
   9    657,739
  10    701,277
  11    750,329
  12    803,213
  13    859,924
  14    920,790
  15    986,048
  16  1,055,916
  17  1,130,941
  18  1,211,483
  19  1,298,062
  20  1,391,523
  21  1,492,210
  22  1,601,134
  23  1,718,967
  24  1,845,476
  25  1,981,885
  26  2,128,690
  27  2,286,816
  28  2,458,201
  29  2,642,727
  30  2,841,901
  31  3,058,119
  32  3,291,770
  33  3,544,291
  34  3,812,300
  35  4,099,552
  36  4,408,847
  37  4,740,270
  38  5,102,938
  39  5,495,808
  40  5,920,541

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)          (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR      ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE        VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL     FR INSUR         @ 0%        @ 0%        @ 0%        @ 12%        @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)      (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------     --------
  41      86           0    1,177,798         0            0            0           0           0    5,472,507     5,472,507
  42      87           0    1,236,688         0            0            0           0           0    5,968,301     5,968,301
  43      88           0    1,298,522         0            0            0           0           0    6,508,504     6,508,504
  44      89           0    1,363,449         0            0            0           0           0    7,097,817     7,097,817
  45      90           0    1,431,621         0            0            0           0           0    7,742,303     7,742,303
  46      91           0    1,503,202         0            0            0           0           0    8,448,415     8,448,415
  47      92           0    1,578,362         0            0            0           0           0    9,228,838     9,228,838
  48      93           0    1,657,280         0            0            0           0           0    10,098,973   10,098,973
  49      94           0    1,740,144         0            0            0           0           0    11,082,061   11,082,061
  50      95           0    1,827,151         0            0            0           0           0    12,213,964   12,213,964

           (10)

          DEATH
        BENEFIT
 POL      @ 12%
  YR    (GROSS)
----   --------
  41   6,380,943
  42   6,879,064
  43   7,417,742
  44   8,000,660
  45   8,630,345
  46   9,307,619
  47  10,037,285
  48  10,824,079
  49  11,670,519
  50  12,580,383

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 12.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                     DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                               GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                                      NONE
                ------------------------------------------------
                             From Year 0 to Year 0

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1 - 100%
      YEAR 2 - 66.67%
      YEAR 3 - 33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                                 TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                                 LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                     GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                             COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION I                                 DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, THE LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH, THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)           (4)           (5)         (6)         (7)           (8)         (9)
                                                      PARTIAL      SURRENDR     ACCOUNT       DEATH      SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                 SURRENDR         VALUE       VALUE     BENEFIT         VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL      FR INSUR          @ 0%        @ 0%        @ 0%          @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN      CONTRACT       (GROSS)     (GROSS)     (GROSS)       (GROSS)     (GROSS)
----    ----    --------    --------    -------    ----------    ----------    --------    --------    ----------    --------
   1      46      26,225      27,536          0             0        23,863      22,680     500,000        25,269      24,086
   2      47      26,225      56,449          0             0        45,302      44,513     500,000        49,521      48,733
   3      48      26,225      86,808          0             0        66,432      66,037     500,000        74,913      74,518
   4      49      26,225     118,684          0             0        87,253      87,253     500,000       101,502     101,502
   5      50      26,225     152,155          0             0       108,144     108,144     500,000       129,727     129,727
   6      51      26,225     187,298          0             0       128,726     128,726     500,000       159,277     159,277
   7      52      26,225     224,200          0             0       148,975     148,975     500,000       190,205     190,205
   8      53           0     235,410          0             0       144,896     144,896     500,000       197,145     197,145
   9      54           0     247,180          0             0       140,634     140,634     500,000       204,268     204,268
  10      55           0     259,539          0             0       136,182     113,182     500,000       211,590     211,590
  11      56           0     272,516          0             0       131,696     131,696     500,000       219,431     219,431
  12      57           0     286,142          0             0       126,916     126,916     500,000       227,474     227,474
  13      58           0     300,449          0             0       121,836     121,836     500,000       235,746     235,746
  14      59           0     315,471          0             0       116,396     116,396     500,000       244,242     244,242
  15      60           0     331,245          0             0       110,546     110,546     500,000       252,961     252,961
  16      61           0     347,807          0             0       104,224     104,224     500,000       261,903     261,903
  17      62           0     365,197          0             0        97,367      97,367     500,000       271,066     271,066
  18      63           0     383,457          0             0        89,907      89,907     500,000       280,446     280,446
  19      64           0     402,630          0             0        81,671      81,671     500,000       289,985     289,985
  20      65           0     422,762          0             0        72,624      72,624     500,000       299,702     299,702
  21      66           0     443,900          0             0        62,570      62,570     500,000       309,547     309,547
  22      67           0     466,095          0             0        51,404      51,404     500,000       319,529     319,529
  23      68           0     489,399          0             0        38,950      38,950     500,000       329,637     329,637
  24      69           0     513,869          0             0        25,013      25,013     500,000       339,867     339,867
  25      70           0     539,563          0             0         9,431       9,431     500,000       350,238     350,238
  26      71           0     566,541          0             0             0           0           0       360,714     360,714
  27      72           0     594,868          0             0             0           0           0       371,158     371,158
  28      73           0     624,611          0             0             0           0           0       381,726     381,726
  29      74           0     655,842          0             0             0           0           0       392,284     392,284
  30      75           0     688,634          0             0             0           0           0       402,788     402,788
  31      76           0     723,066          0             0             0           0           0       413,248     413,248
  32      77           0     759,219          0             0             0           0           0       423,669     423,669
  33      78           0     797,180          0             0             0           0           0       434,057     434,057
  34      79           0     837,039          0             0             0           0           0       444,462     444,462
  35      80           0     878,891          0             0             0           0           0       454,914     454,914
  36      81           0     922,836          0             0             0           0           0       465,417     465,417
  37      82           0     968,977          0             0             0           0           0       475,945     475,945
  38      83           0   1,017,426          0             0             0           0           0       486,462     486,462
  39      84           0   1,068,298          0             0             0           0           0       496,953     496,953
  40      85           0   1,121,712          0             0             0           0           0       507,397     507,397

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
   1   500,000
   2   500,000
   3   500,000
   4   500,000
   5   500,000
   6   500,000
   7   500,000
   8   500,000
   9   500,000
  10   500,000
  11   500,000
  12   500,000
  13   500,000
  14   500,000
  15   500,002
  16   503,378
  17   506,839
  18   510,384
  19   513,911
  20   517,526
  21   521,123
  22   524,794
  23   528,507
  24   532,231
  25   536,074
  26   539,880
  27   543,561
  28   547,510
  29   551,355
  30   555,163
  31   559,125
  32   563,141
  33   567,270
  34   571,534
  35   575,875
  36   580,375
  37   584,889
  38   589,445
  39   594,107
  40   598,880

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL    FR INSUR.         @ 0%        @ 0%        @ 0%         @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
  41      86           0    1,177,798         0            0            0           0           0      517,845     517,845
  42      87           0    1,236,688         0            0            0           0           0      528,366     528,366
  43      88           0    1,298,522         0            0            0           0           0      539,078     539,078
  44      89           0    1,363,449         0            0            0           0           0      550,148     550,148
  45      90           0    1,431,621         0            0            0           0           0      561,781     561,781
  46      91           0    1,503,202         0            0            0           0           0      574,285     574,285
  47      92           0    1,578,362         0            0            0           0           0      588,077     588,077
  48      93           0    1,657,280         0            0            0           0           0      603,793     603,793
  49      94           0    1,740,144         0            0            0           0           0      622,448     622,448
  50      95           0    1,827,151         0            0            0           0           0      645,695     645,696

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
  41   603,808
  42   608,995
  43   614,387
  44   620,127
  45   626,217
  46   632,689
  47   639,593
  48   647,145
  49   655,500
  50   665,066

         Illustration Received
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered
                               (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS, ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.


PREPARED BY: AGENT                                    DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL    FR INSUR.         @ 0%        @ 0%        @ 0%         @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
   1      46      26,225      27,536          0            0       23,863      22,680     500,000       25,269      24,086
   2      47      26,225      56,449          0            0       45,722      44,933     500,000       49,954      49,165
   3      48      26,225      86,808          0            0       67,204      66,809     500,000       75,731      75,337
   4      49      26,225     118,684          0            0       88,364      88,364     500,000      102,696     102,696
   5      50      26,225     152,155          0            0      109,506     109,506     500,000      131,215     131,215
   6      51      26,225     187,298          0            0      130,391     130,391     500,000      161,110     161,110
   7      52      26,225     224,200          0            0      151,043     151,043     500,000      192,461     192,461
   8      53           0     235,410          0            0      147,524     147,524     500,000      199,954     199,954
   9      54           0     247,180          0            0      144,009     144,009     500,000      207,793     207,793
  10      55           0     259,539          0            0      140,434     140,434     500,000      215,992     215,992
  11      56           0     272,516          0            0      137,223     137,223     500,000      225,254     225,254
  12      57           0     286,142          0            0      133,895     133,895     500,000      234,953     234,953
  13      58           0     300,449          0            0      130,363     130,363     500,000      245,011     245,011
  14      59           0     315,471          0            0      126,624     126,624     500,000      255,445     255,445
  15      60           0     331,245          0            0      122,627     122,627     500,000      266,237     266,237
  16      61           0     347,807          0            0      118,278     118,278     500,000      277,350     277,350
  17      62           0     365,197          0            0      113,616     113,616     500,000      288,842     288,842
  18      63           0     383,457          0            0      108,586     108,586     500,000      300,710     300,710
  19      64           0     402,630          0            0      103,178     103,178     500,000      312,984     312,984
  20      65           0     422,762          0            0       97,431      97,431     500,000      325,724     325,724
  21      66           0     443,900          0            0       91,235      91,235     500,000      338,907     338,907
  22      67           0     466,095          0            0       84,627      84,627     500,000      352,593     352,593
  23      68           0     489,399          0            0       77,491      77,491     500,000      366,767     366,767
  24      69           0     513,869          0            0       69,654      69,654     500,000      381,389     381,389
  25      70           0     539,563          0            0       60,876      60,876     500,000      396,399     396,399
  26      71           0     566,541          0            0       51,168      51,168     500,000      411,869     411,869
  27      72           0     594,868          0            0       40,263      40,263     500,000      427,749     427,749
  28      73           0     624,611          0            0       28,150      28,150     500,000      444,112     444,112
  29      74           0     655,842          0            0       14,464      14,464     500,000      460,898     460,898
  30      75           0     688,634          0            0            0           0           0      478,099     478,099
  31      76           0     723,066          0            0            0           0           0      495,770     495,770
  32      77           0     759,219          0            0            0           0           0      513,849     513,849
  33      78           0     797,180          0            0            0           0           0      532,300     532,300
  34      79           0     837,039          0            0            0           0           0      550,458     550,458
  35      80           0     878,891          0            0            0           0           0      568,797     568,797
  36      81           0     922,836          0            0            0           0           0      587,430     587,430
  37      82           0     968,977          0            0            0           0           0      606,265     606,265
  38      83           0   1,017,426          0            0            0           0           0      626,153     626,153
  39      84           0   1,068,298          0            0            0           0           0      646,573     646,573
  40      85           0   1,121,712          0            0            0           0           0      667,401     667,401

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
   1   500,000
   2   500,000
   3   500,000
   4   500,000
   5   500,000
   6   500,000
   7   500,000
   8   500,000
   9   500,000
  10   500,000
  11   500,200
  12   506,464
  13   512,882
  14   519,498
  15   526,244
  16   533,068
  17   540,077
  18   547,262
  19   554,671
  20   562,460
  21   570,549
  22   579,099
  23   588,038
  24   597,255
  25   606,729
  26   616,444
  27   626,439
  28   636,989
  29   647,792
  30   658,964
  31   670,777
  32   683,008
  33   695,663
  34   707,834
  35   720,040
  36   732,525
  37   745,039
  38   758,709
  39   772,978
  40   787,733

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1. THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2                ...continuation

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)           (4)           (5)         (6)         (7)           (8)         (9)
                                                      PARTIAL      SURRENDR     ACCOUNT       DEATH      SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                 SURRENDR         VALUE       VALUE     BENEFIT         VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL      FR INSUR          @ 0%        @ 0%        @ 0%          @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN      CONTRACT       (GROSS)     (GROSS)     (GROSS)       (GROSS)     (GROSS)
----    ----    --------    --------    -------    ----------    ----------    --------    --------    ----------    --------
  41      86           0    1,177,798         0             0             0           0           0       688,790     688,790
  42      87           0    1,236,688         0             0             0           0           0       710,617     710,617
  43      88           0    1,298,522         0             0             0           0           0       733,080     733,080
  44      89           0    1,363,449         0             0             0           0           0       756,278     756,278
  45      90           0    1,431,621         0             0             0           0           0       780,394     780,394
  46      91           0    1,503,202         0             0             0           0           0       805,579     805,579
  47      92           0    1,578,362         0             0             0           0           0       832,472     832,472
  48      93           0    1,657,280         0             0             0           0           0       861,769     861,769
  49      94           0    1,740,144         0             0             0           0           0       894,595     894,595
  50      95           0    1,827,151         0             0             0           0           0       932,731     932,731

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
  41   803,129
  42   819,057
  43   835,491
  44   852,476
  45   869,906
  46   887,506
  47   905,396
  48   923,644
  49   942,098
  50   960,713

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 6.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                     DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                                         TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                      GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                                                   COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                        Adjustable Term Insurance Rider
                ------------------------------------------------
                             From Year 0 to Year 50

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS OF FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25.000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDER. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:

      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             SUPPLEMENTAL FOOTNOTE               ...continuation

Insured Name, Male, Non-Smoker, Age 45                              TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA.

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTH. THEREAFTER, THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)          (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR      ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE        VALUE
 POL     AGE      POLICY      ACCUM.      ANUAL    FR INSUR.         @ 0%        @ 0%        @ 0%        @ 12%        @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)      (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------     --------
   1      46      26,225      27,536          0            0       23,863      22,680     500,000       26,675       25,492
   2      47      26,225      56,449          0            0       45,302      44,513     500,000       53,912       53,123
   3      48      26,225      86,808          0            0       66,432      66,037     500,000       84,089       83,695
   4      49      26,225     118,684          0            0       87,253      87,253     500,000      117,540      117,540
   5      50      26,225     152,155          0            0      108,144     108,144     500,000      155,006      155,006
   6      51      26,225     187,298          0            0      128,726     128,726     500,000      196,524      196,524
   7      52      26,225     224,200          0            0      148,975     148,975     500,000      242,105      242,105
   8      53           0     235,410          0            0      144,896     144,896     500,000      265,508      265,508
   9      54           0     247,180          0            0      140,634     140,634     500,000      291,070      291,070
  10      55           0     259,539          0            0      136,182     113,182     500,000      319,002      319,002
  11      56           0     272,516          0            0      131,696     131,696     500,000      350,010      350,010
  12      57           0     286,142          0            0      126,916     126,916     500,000      383,863      383,863
  13      58           0     300,449          0            0      121,836     121,836     500,000      420,838      420,838
  14      59           0     315,471          0            0      116,396     116,396     500,000      461,188      461,188
  15      60           0     331,245          0            0      110,546     110,546     500,000      505,183      505,183
  16      61           0     347,807          0            0      104,224     104,224     500,000      553,120      553,120
  17      62           0     365,197          0            0       97,367      97,367     500,000      605,321      605,321
  18      63           0     383,457          0            0       89,907      89,907     500,000      662,139      662,139
  19      64           0     402,630          0            0       81,671      81,671     500,000      723,826      723,826
  20      65           0     422,762          0            0       72,624      72,624     500,000      790,855      790,855
  21      66           0     443,900          0            0       62,570      62,570     500,000      863,538      863,538
  22      67           0     466,095          0            0       51,404      51,404     500,000      942,350      942,350
  23      68           0     489,399          0            0       38,950      38,950     500,000    1,027,746    1,027,746
  24      69           0     513,869          0            0       25,013      25,013     500,000    1,120,225    1,120,225
  25      70           0     539,563          0            0        9,431       9,431     500,000    1,220,414    1,220,414
  26      71           0     566,541          0            0            0           0           0    1,328,778    1,328,778
  27      72           0     594,868          0            0            0           0           0    1,445,421    1,445,421
  28      73           0     624,611          0            0            0           0           0    1,571,562    1,571,562
  29      74           0     655,842          0            0            0           0           0    1,707,358    1,707,358
  30      75           0     688,634          0            0            0           0           0    1,853,292    1,853,292
  31      76           0     723,066          0            0            0           0           0    2,010,114    2,010,114
  32      77           0     759,219          0            0            0           0           0    2,178,600    2,178,600
  33      78           0     797,180          0            0            0           0           0    2,359,603    2,359,603
  34      79           0     837,039          0            0            0           0           0    2,554,269    2,554,269
  35      80           0     878,891          0            0            0           0           0    2,763,757    2,763,757
  36      81           0     922,836          0            0            0           0           0    2,989,172    2,989,172
  37      82           0     968,977          0            0            0           0           0    3,231,492    3,231,492
  38      83           0   1,017,426          0            0            0           0           0    3,491,653    3,491,653
  39      84           0   1,068,298          0            0            0           0           0    3,770,797    3,770,797
  40      85           0   1,121,712          0            0            0           0           0    4,070,056    4,070,056

           (10)

          DEATH
        BENEFIT
 POL      @ 12%
  YR    (GROSS)
----   --------
   1    500,000
   2    500,000
   3    500,000
   4    500,000
   5    500,000
   6    509,076
   7    607,773
   8    646,060
   9    686,751
  10    730,069
  11    777,232
  12    827,454
  13    880,941
  14    937,918
  15    998,545
  16  1,063,096
  17  1,131,828
  18  1,205,026
  19  1,282,765
  20  1,365,649
  21  1,453,766
  22  1,547,716
  23  1,647,785
  24  1,754,273
  25  1,867,965
  26  1,988,783
  27  2,116,819
  28  2,254,092
  29  2,399,692
  30  2,554,393
  31  2,719,684
  32  2,895,796
  33  3,083,766
  34  3,284,534
  35  3,498,640
  36  3,727,497
  37  3,971,180
  38  4,230,836
  39  4,507,988
  40  4,803,887

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                                 TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                                 LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                     GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                             COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                                 DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.      ANUAL    FR INSUR.         @ 0%        @ 0%        @ 0%        @ 12%       @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
  41      86           0    1,177,798         0            0            0           0           0    4,391,237    4,391,237
  42      87           0    1,236,688         0            0            0           0           0    4,736,470    4,736,470
  43      88           0    1,298,522         0            0            0           0           0    5,108,620    5,108,620
  44      89           0    1,363,449         0            0            0           0           0    5,511,410    5,511,410
  45      90           0    1,431,621         0            0            0           0           0    5,949,498    5,949,498
  46      91           0    1,503,202         0            0            0           0           0    6,429,390    6,429,390
  47      92           0    1,578,362         0            0            0           0           0    6,959,936    6,959,936
  48      93           0    1,657,280         0            0            0           0           0    7,554,153    7,554,153
  49      94           0    1,740,144         0            0            0           0           0    8,232,407    8,232,407
  50      95           0    1,827,151         0            0            0           0           0    9,027,661    9,027,661

          (10)

         DEATH
       BENEFIT
 POL     @ 12%
  YR   (GROSS)
----  --------
  41  5,120,182
  42  5,459,256
  43  5,822,294
  44  6,212,461
  45  6,631,906
  46  7,083,259
  47  7,569,627
  48  8,096,541
  49  8,669,547
  50  9,298,491

         Illustration Received
                               (Signature of Applicant/Policyholder(s) and Date)

         Illustration Delivered
                               (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 12.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.


PREPARED BY: AGENT                                     DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                            TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                            LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                                GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                        COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                            DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL     FR INSUR         @ 0%        @ 0%        @ 0%        @ 12%       @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
   1      46      26,225       27,536         0            0       23,863      22,680     500,000       26,675       25,492
   2      47      26,225       56,449         0            0       45,722      44,933     500,000       54,356       54,356
   3      48      26,225       86,808         0            0       67,204      66,809     500,000       84,955       84,560
   4      49      26,225      118,684         0            0       88,364      88,364     500,000       118817       118817
   5      50      26,225      152,155         0            0      109,506     109,506     500,000      156,624      156,624
   6      51      26,225      187,298         0            0      130,391     130,391     500,000      198,525      198,525
   7      52      26,225      224,200         0            0      151,043     151,043     500,000      244,656      244,656
   8      53           0      235,410         0            0      147,524     147,524     500,000      268,814      268,814
   9      54           0      247,180         0            0      144,009     144,009     500,000      295,419      295,419
  10      55           0      259,539         0            0      140,434     140,434     500,000      324,723      324,723
  11      56           0      272,516         0            0      137,223     137,223     500,000      358,081      358,081
  12      57           0      286,142         0            0      133,895     133,895     500,000      394,892      394,892
  13      58           0      300,449         0            0      130,363     130,363     500,000      435,352      435,352
  14      59           0      315,471         0            0      126,624     126,624     500,000      479,834      479,834
  15      60           0      331,245         0            0      122,627     122,627     500,000      528,690      528,690
  16      61           0      347,807         0            0      118,278     118,278     500,000      582,240      582,240
  17      62           0      365,197         0            0      113,616     113,616     500,000      641,025      641,025
  18      63           0      383,457         0            0      108,586     108,586     500,000      705,510      705,510
  19      64           0      402,630         0            0      103,178     103,178     500,000      776,282      776,282
  20      65           0      422,762         0            0       97,431      97,431     500,000      854,059      854,059
  21      66           0      443,900         0            0       91,235      91,235     500,000      939,418      939,418
  22      67           0      466,095         0            0       84,627      74,627     500,000    1,033,221    1,033,221
  23      68           0      489,399         0            0       77,491      77,491     500,000    1,136,185    1,136,185
  24      69           0      513,869         0            0       69,654      69,654     500,000    1,249,009    1,249,009
  25      70           0      539,563         0            0       60,876      60,876     500,000    1,372,358    1,372,358
  26      71           0      566,541         0            0       51,168      51,168     500,000    1,507,404    1,507,404
  27      72           0      594,868         0            0       40,263      40,263     500,000    1,654,991    1,654,991
  28      73           0      624,611         0            0       28,150      28,150     500,000    1,816,488    1,816,488
  29      74           0      655,842         0            0       14,464      14,464     500,000    1,992,864    1,992,864
  30      75           0      688,634         0            0            0           0           0    2,185,357    2,185,357
  31      76           0      723,066         0            0            0           0           0    2,395,603    2,295,603
  32      77           0      759,219         0            0            0           0           0    2,624,814    2,624,814
  33      78           0      797,180         0            0            0           0           0    2,874,400    2,874,400
  34      79           0      837,039         0            0            0           0           0    3,142,251    3,142,251
  35      80           0      878,891         0            0            0           0           0    3,432,406    3,432,406
  36      81           0      922,836         0            0            0           0           0    3,747,321    3,747,321
  37      82           0      968,977         0            0            0           0           0    4,088,363    4,088,363
  38      83           0    1,017,426         0            0            0           0           0    4,463,635    4,463,635
  39      84           0    1,068,298         0            0            0           0           0    4,872,431    4,872,431
  40      85           0    1,121,712         0            0            0           0           0    5,316,593    5,316,593

          (10)

         DEATH
       BENEFIT
 POL     @ 12%
  YR   (GROSS)
----  --------
   1    500,000
   2    500,000
   3    500,000
   4    500,000
   5    500,000
   6    514,260
   7    614,136
   8    654,106
   9    697,011
  10    743,161
  11    795,155
  12    851,230
  13    911,323
  14    975,838
  15  1,045,009
  16  1,119,066
  17  1,198,588
  18  1,283,958
  19  1,375,726
  20  1,474,789
  21  1,581,511
  22  1,696,962
  23  1,821,645
  24  1,955,947
  25  2,100,531
  26  2,256,132
  27  2,423,734
  28  2,605,388
  29  2,800,970
  30  3,012,078
  31  3,241,251
  32  3,488,902
  33  3,756,553
  34  4,040,620
  35  4,345,083
  36  4,672,910
  37  5,024,189
  38  5,408,587
  39  5,824,992
  40  6,275,175

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, THE DISCLOSURE PAGE, THE CONTINUATION OF COMPLIANCE REPORT 2, AND THE SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

    Values Assume Use of Current Mortality with Assumed Interest Rates

                     (1)         (2)        (3)          (4)          (5)         (6)         (7)          (8)         (9)
                                                     PARTIAL     SURRENDR     ACCOUNT       DEATH     SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                SURRENDR        VALUE       VALUE     BENEFIT        VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL    FR INSUR.         @ 0%        @ 0%        @ 0%        @ 12%       @ 12%
  YR     EOY     PREMIUM        @ 5%       LOAN     CONTRACT      (GROSS)     (GROSS)     (GROSS)      (GROSS)     (GROSS)
----    ----    --------    --------    -------    ---------    ---------    --------    --------    ---------    --------
  41      86           0    1,177,798         0            0            0           0           0    5,800,309     5,800,309
  42      87           0    1,236,688         0            0            0           0           0    6,325,808     6,325,808
  43      88           0    1,298,522         0            0            0           0           0    6,898,375     6,898,375
  44      89           0    1,363,449         0            0            0           0           0    7,522,995     7,522,995
  45      90           0    1,431,621         0            0            0           0           0    8,206,092     8,206,092
  46      91           0    1,503,202         0            0            0           0           0    8,954,509     8,954,509
  47      92           0    1,578,362         0            0            0           0           0    9,781,688     9,78,1688
  48      93           0    1,657,280         0            0            0           0           0   10,703,953    10,703,953
  49      94           0    1,740,144         0            0            0           0           0   11,745,939    11,745,939
  50      95           0    1,827,151         0            0            0           0           0   12,945,655    12,945,655

          (10)

         DEATH
       BENEFIT
 POL     @ 12%
  YR   (GROSS)
----  --------
  41   6,763,161
  42   7,291,126
  43   7,862,078
  44   8,479,920
  45   9,147,331
  46   9,865,182
  47  10,638,564
  48  11,472,497
  49  12,369,649
  50  13,334,025

ASSUME CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%, CONTRACT LAPSES AFTER AGE 74. ASSUMING CURRENT CHARGES AND A GROSS INVESTMENT RETURN OF 12.00% THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 12.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

PREPARED BY: AGENT                                        DATE PREPARED: 11/6/96

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY COMPLIANCE REPORT 1, DISCLOSURE PAGE, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45                 TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

            Additional Riders and Benefits Included in This Proposal
                ------------------------------------------------
                        Adjustable Term Insurance Rider
                ------------------------------------------------
                             From Year 0 to Year 50

THIS POLICY HAS BEEN TESTED FOR THE POSSIBILITY OF CLASSIFICATION AS A MODIFIED ENDOWMENT. THIS TEST IS NOT A GUARANTEE THAT A POLICY WILL NOT BE CLASSIFIED AS A MODIFIED ENDOWMENT.

THIS ILLUSTRATION HAS BEEN CHECKED AGAINST FEDERAL TAX LAW RELATING TO THE DEFINITION OF LIFE INSURANCE AND IS IN COMPLIANCE BASED ON PROPOSED PREMIUM PAYMENTS AND COVERAGES. ANY DECREASE IN SPECIFIED AMOUNT AND/OR TARGET DEATH BENEFIT AND/OR A CHANGE IN DEATH BENEFIT AND/OR SURRENDERS OCCURRING IN THE FIRST 15 YEARS MAY CAUSE A TAXABLE EVENT. IN ADDITION, IF THE POLICY IS DEFINED AS A MODIFIED ENDOWMENT CONTRACT, A LOAN, SURRENDER, OR ASSIGNMENT OR PLEDGE (UNLESS SUCH ASSIGNMENT OR PLEDGE IS FOR BURIAL EXPENSES AND THE MAXIMUM DEATH BENEFIT IS NOT IN EXCESS OF $25,000) MAY BE CONSIDERED A TAXABLE DISTRIBUTION AND A TEN PERCENT PENALTY MAY BE ADDED TO ANY TAX ON THE DISTRIBUTION. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE.

VALUES SHOWN ON THIS ILLUSTRATION ARE BASED ON A POLICY OWNER TAX BRACKET OF 0.00%.

PREMIUMS ARE ASSUMED TO BE PAID AT THE BEGINNING OF THE PAYMENT PERIOD. POLICY VALUES AND AGES ARE SHOWN AS OF THE END OF THE POLICY YEAR AND REFLECT THE EFFECT OF ALL LOANS AND SURRENDERS. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS, FREQUENCIES, OR NOT ON THE DUE DATE.

THE POLICY'S SURRENDER VALUE INCLUDES ANY SALES CHARGE REFUND ON FULL SURRENDERS. THE SALES CHARGE REFUND EQUALS THE SALES CHARGE COLLECTED IN THE FIRST POLICY YEAR OR THE FIRST POLICY YEAR OF AN INCREASE ADJUSTED BY THE FOLLOWING SCHEDULE:
      YEAR 1-100%
      YEAR 2-66.67%
      YEAR 3-33.33%

PREMIUMS LESS THE FOLLOWING DEDUCTIONS ARE ADDED TO THE ACCOUNT VALUE. (1) A PREMIUM TAX CHARGE OF 2.00% OF GROSS PREMIUMS IN ALL YEARS. (2) A SALES CHARGE ON THE GROSS PREMIUM EQUALS TO 9% UP TO THE TARGET PREMIUM IN YEARS 1-10, 0% IN POLICY YEARS 11 AND AFTER, AND 0% OF PREMIUM IN EXCESS OF THE TARGET PREMIUM IN ALL YEARS. (3) A DAC TAX CHARGE OF 1.25% OF GROSS PREMIUMS IN ALL YEARS.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                           TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                           LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $250,000                               GROSS RATE BASIS %: 12.0% (11.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                       COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                           DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

THOSE COLUMNS ASSUMING GUARANTEED CHARGES USE THE CURRENT MONTHLY MORTALITY CHARGES AND CURRENT CHARGES FOR RIDER BENEFITS IF ANY, FOR THE FIRST YEAR AS WELL AS THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THEREAFTER THESE COLUMNS USE GUARANTEED CHARGES FOR MONTHLY MORTALITY CHARGES, RIDER BENEFITS IF ANY, AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED. THOSE COLUMNS ASSUMING CURRENT CHARGES ARE BASED UPON "CURRENT CHARGES" AND THE ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN INDICATED.

THE CURRENT CHARGES ARE DECLARED BY MONY LIFE INSURANCE COMPANY OF AMERICA, ARE GUARANTEED FOR THE FIRST POLICY YEAR, AND APPLY TO POLICIES ISSUED AS OF THE PREPARATION DATE SHOWN. AFTER THE FIRST POLICY YEAR, CURRENT CHARGES ARE NOT GUARANTEED, AND MAY BE CHANGED AT THE DISCRETION OF MONY LIFE INSURANCE COMPANY OF AMERICA

THE DIFFERENCE BETWEEN THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER IS ANY OUTSTANDING DEBT PLUS ANY APPLICABLE SALES CHARGE REFUND. A PARTIAL SURRENDER, THE SURRENDER AMOUNT AND THE PARTIAL SURRENDER FEE ($25.00 OR 2% OF THE AMOUNT SURRENDERED, IF LESS) COULD BE DEDUCTED FROM THE BENEFIT PAYABLE AT DEATH, AND WILL BE DEDUCTED FROM THE ACCOUNT VALUE AND THE VALUE UPON SURRENDER.

A POLICY LOAN WILL HAVE A PERMANENT EFFECT ON BENEFITS UNDER THIS POLICY. LOAN INTEREST AT AN ANNUAL RATE OF 4.6% WILL BE CHARGED IN ARREARS. AMOUNTS BORROWED WILL EARN INTEREST AT AN ANNUAL RATE OF 4%. AFTER THE 10TH POLICY ANNIVERSARY THE ANNUAL INTEREST RATE APPLICABLE TO THE LOAN ACCOUNT WILL BE 0.30% HIGHER THAN THE RATE APPLICABLE TO POLICIES OF THE SAME TYPE WHICH HAVE NOT REACHED THEIR 10TH POLICY ANNIVERSARY. THIS INCREASE IS ANTICIPATED BUT NOT GUARANTEED. THIS INCREASE IS BASED ON CURRENT EXPECTATIONS AS TO MORTALITY, INVESTMENT EARNINGS, PERSISTENCY AND EXPENSES AND IS NOT GUARANTEED. ADVERSE TAX CONSEQUENCES COULD OCCUR IF A POLICY SUBJECT TO LOANS IS SURRENDERED OR PERMITTED TO LAPSE. IN ADDITION, THE LOAN INTEREST MAY NOT BE DEDUCTIBLE. PLEASE CONSULT YOUR TAX ADVISOR FOR ADVICE SURROUNDING THE DEDUCTIBILITY OF LOAN INTEREST AND OTHER TAX CONSEQUENCES.

AN ADMINISTRATIVE CHARGE IS DEDUCTED EACH MONTH. DURING THE FIRST 36 POLICY MONTHS THE CHARGE IS $10.50 PER MONTHS, THEREAFTER THE CHARGE IS $7.50 PER MONTH.

REFER TO PROSPECTUS

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker Preferred, Age 45                    TAX BRACKET %: 0.00% (ee)/0.00% (er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)           (4)           (5)         (6)         (7)           (8)         (9)
                                                      PARTIAL      SURRENDR     ACCOUNT       DEATH      SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                 SURRENDR         VALUE       VALUE     BENEFIT         VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL      FR INSUR          @ 0%        @ 0%        @ 0%          @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN      CONTRACT       (GROSS)     (GROSS)     (GROSS)       (GROSS)     (GROSS)
----    ----    --------    --------    -------    ----------    ----------    --------    --------    ----------    --------
   1      46      26,225       27,526         0             0        24,125      21,760     500,000        25,472      23,111
   2      47      26,225       56,449         0             0        43,994      42,420     500,000        48,022      46,445
   3      48      26,225       96,808         0             0        53,581      52,774     500,000        71,544      70,858
   4      49      26,225      118,684         0             0        82,853      82,853     500,000        96,416      96,416
   5      50      26,225      152,155         0             0       102,613     102,613     500,000       123,141     123,141
   6      51      26,225      167,398         0             0       122,072     122,072     500,000       151,212     151,212
   7      52      26,225      224,200         0             0       141,203     141,203     500,000       180,374     180,374
   8      53           0      235,410         0             0       137,179     137,179     500,000       186,794     186,794
   9      54           0      247,100         0             0       132,966     132,966     500,000       193,363     193,363
  10      55           0      259,539         0             0       128,559     128,559     500,000       200,095     200,095
  11      56           0      273,516         0             0       124,100     124,100     500,000       207,286     207,286
  12      57           0      286,142         0             0       119,341     119,341     500,000       214,632     214,632
  13      58           0      300,449         0             0       114,274     114,274     500,000       222,156     222,156
  14      59           0      315,472         0             0       108,845     108,845     500,000       229,846     229,846
  15      60           0      331,246         0             0       102,997     102,997     500,000       237,695     237,695
  16      61           0      347,807         0             0        96,670      96,670     500,000       245,698     245,698
  17      62           0      365,197         0             0        89,796      89,796     500,000       253,853     253,853
  18      63           0      383,457         0             0        82,313      82,313     500,000       262,161     262,161
  19      64           0      402,530         0             0        74,039      74,039     500,000       270,571     270,571
  20      65           0      422,762         0             0        64,942      64,942     500,000       279,119     279,119
  21      66           0      443,900         0             0        54,823      54,823     500,000       287,767     287,767
  22      67           0      466,098         0             0        43,575      43,575     500,000       296,535     296,535
  23      68           0      488,399         0             0        31,021      31,021     500,000       305,422     305,422
  24      69           0      513,869         0             0        16,964      16,964     500,000       314,427     314,427
  25      70           0      539,863         0             0         1,240       1,240     500,000       323,619     323,619
  26      71           0      566,541         0             0             0           0           0       332,951     332,951
  27      72           0      594,868         0             0             0           0           0       342,326     342,326
  28      73           0      624,611         0             0             0           0           0       351,909     351,909
  29      74           0      655,842         0             0             0           0           0       361,565     361,565
  30      75           0      688,534         0             0             0           0           0       371,227     371,227
  31      76           0      723,066         0             0             0           0           0       380,861     380,861
  32      77           0      759,229         0             0             0           0           0       390,457     390,457
  33      78           0      797,180         0             0             0           0           0       400,024     400,024
  34      79           0      837,039         0             0             0           0           0       409,606     409,606
  35      80           0      878,891         0             0             0           0           0       419,221     419,221
  36      81           0      322,036         0             0             0           0           0       428,903     428,903
  37      82           0      968,977         0             0             0           0           0       428,598     428,598
  38      83           0    1,017,426         0             0             0           0           0       448,282     448,282
  39      84           0    1,068,298         0             0             0           0           0       457,943     457,943
  40      85           0    1,122,712         0             0             0           0           0       467,560     467,560

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
   1   500,000
   2   500,000
   3   500,000
   4   500,000
   5   500,000
   6   500,000
   7   500,000
   8   500,000
   9   500,000
  10   500,000
  11   500,000
  12   500,000
  13   500,000
  14   500,000
  15   500,000
  16   500,000
  17   500,000
  18   500,000
  19   500,000
  20   500,000
  21   500,000
  22   500,000
  23   500,000
  24   500,000
  25   500,000
  26   500,000
  27   502,336
  28   504,742
  29   506,179
  30   511,662
  31   515,204
  32   518,996
  33   522,792
  34   526,712
  35   530,704
  36   534,842
  37   538,993
  38   543,183
  39   547,470
  40   551,861

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY THE DISCLOSURE PAGE, CONTINUATION OF COMPLIANCE REPORT 1, AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              COMPLIANCE REPORT 1                ...continuation

Insured Name, Male, Non-Smoker Preferred, Age 45                    TAX BRACKET %: 0.00%(ee)/0.00%(er)
INITIAL TARGET DEATH BENEFIT: $500,000                              LOAN INTEREST %: 4.6 in arrears
INITIAL SPECIFIED AMOUNT: $500,000                                  GROSS RATE BASIS %: 6.0% (5.3% Initial NET)
ANNUAL PREMIUM: $26,224.90                                          COST OF MONEY %: 0.00%
INITIAL DEATH BENEFIT OPTION: OPTION 1                              DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

    Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                     (1)         (2)        (3)           (4)           (5)         (6)         (7)           (8)         (9)
                                                      PARTIAL      SURRENDR     ACCOUNT       DEATH      SURRENDR     ACCOUNT
                   TOTAL     PREMIUM                 SURRENDR         VALUE       VALUE     BENEFIT         VALUE       VALUE
 POL     AGE      POLICY      ACCUM.     ANNUAL     FR INSUR.          @ 0%        @ 0%        @ 0%          @ 6%        @ 6%
  YR     EOY     PREMIUM        @ 5%       LOAN      CONTRACT       (GROSS)     (GROSS)     (GROSS)       (GROSS)     (GROSS)
----    ----    --------    --------    -------    ----------    ----------    --------    --------    ----------    --------
  41      86           0    1,177,798         0             0             0           0           0       477,181     477,181
  42      87           0    1,236,688         0             0             0           0           0       486,868     486,868
  43      88           0    1,298,522         0             0             0           0           0       496,732     496,732
  44      89           0    1,363,449         0             0             0           0           0       506,925     506,925
  45      90           0    1,431,622         0             0             0           0           0       527,627     527,627
  46      91           0    1,503,202         0             0             0           0           0       529,151     529,151
  47      92           0    1,578,362         0             0             0           0           0       541,852     541,852
  48      93           0    1,657,280         0             0             0           0           0       556,325     556,325
  49      94           0    1,740,144         0             0             0           0           0       572,807     572,807
  50      95           0    1,827,151         0             0             0           0           0       594,919     594,919

          (10)

         DEATH
       BENEFIT
 POL      @ 6%
  YR   (GROSS)
----  --------
  41   556,292
  42   561,168
  43   566,125
  44   572,406
  45   577,010
  46   542,965
  47   589,318
  48   596,269
  49   603,360
  50   612,767

         Illustration Received
                               (Signature of Applicant/Policyholder(s) and Date)

           Illustration Delivered
                                  (Signature of Representative and Date)

ASSUME GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 0.00%. CONTRACT LAPSES AFTER AGE 70. ASSUMING GUARANTEED CHARGES AND A GROSS INVESTMENT RETURN OF 6.00%, THIS CONTRACT MATURES AT ANNIVERSARY AT AGE 95. THIS IS AN ILLUSTRATION, NOT A CONTRACT. FOR PRESENTATION IN ARIZONA THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RATES OF RETURN ACHIEVED BY THE SUB ACCOUNT CHOSEN BY THE POLICYHOLDER. THE SURRENDER VALUE, ACCOUNT VALUE AND BENEFIT PAYABLE AT DEATH FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0.00% OR 6.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.


PREPARED BY: AGENT                                    DATE PREPARED: 11/6/1996

NOT VALID WITHOUT CURRENT PROSPECTUS AND MUST BE ACCOMPANIED BY DISCLOSURE PAGE AND SUPPLEMENTAL FOOTNOTE PAGE.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            24129        21768      500000        25472        23111
  2      47       26225        56449        0           0            44702        43128      500000        48749        47175
  3      48       26225        86808        0           0            64834        54047      500000        72930        72203
  4      49       26225       118684        0           0            84668        64658      500000        98378        98378
  5      50       26225       152155        0           0           104921       104921      500000       125715       125715
  6      51       26225       187298        0           0           124986       124986      500000       154421       154421
  7      52       26225       224200        0           0           144856       144856      500000       184566       184566
  8      53           0       235410        0           0           141743       141743      500000       192055       192055
  9      54           0       247180        0           0           138662       138662      500000       199920       199920
 10      55           0       259539        0           0           135610       135610      500000       208179       208179
 11      56           0       272516        0           0           132946       132946      500000       217470       217470
 12      57           0       286142        0           0           130211       130211      500000       227189       227189
 13      58           0       300449        0           0           127405       127405      500000       237363       237363
 14      59           0       315471        0           0           124303       124303      500000       247861       247861
 15      60           0       331245        0           0           120856       120856      500000       258677       258677
 16      61           0       347807        0           0           116969       116969      500000       269768       269768
 17      62           0       365197        0           0           112633       112633      500000       281149       281149
 18      63           0       383457        0           0           107745       107745      500000       292785       292785
 19      64           0       402630        0           0           102481       102481      500000       304818       304818
 20      65           0       422762        0           0            96831        96831      500000       317278       317278
 21      66           0       443900        0           0            90784        90784      500000       330198       330198
 22      67           0       466095        0           0            84327        84327      500000       343610       343610
 23      68           0       489399        0           0            77345        77345      500000       357498       357498
 24      69           0       513869        0           0            69666        69666      500000       371824       371824
 25      70           0       539563        0           0            61105        61105      500000       386554       386554
 26      71           0       566541        0           0            51621        51621      500000       401733       401733
 27      72           0       594868        0           0            41006        41006      500000       417336       417336
 28      73           0       624611        0           0            29198        29198      500000       433411       433411
 29      74           0       655842        0           0            15893        15893      500000       449922       449922
 30      75           0       688634        0           0              815          815      500000       466861       466861
 31      76           0       723066        0           0                0            0           0       484278       484278
 32      77           0       759219        0           0                0            0           0       502114       502114
 33      78           0       797180        0           0                0            0           0       520334       520334
 34      79           0       837039        0           0                0            0           0       538285       538285
 35      80           0       878891        0           0                0            0           0       556465       556465
 36      81           0       922836        0           0                0            0           0       574948       574948
 37      82           0       968977        0           0                0            0           0       593642       593642
 38      83           0      1017426        0           0                0            0           0       613379       613379
 39      84           0      1068298        0           0                0            0           0       633664       633664
 40      85           0      1121712        0           0                0            0           0       654386       654386

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    504075
 15    511300
 16    518495
 17    525692
 18    532839
 19    540198
 20    547876
 21    555888
 22    564345
 23    573176
 24    582276
 25    591659
 26    601273
 27    611189
 28    621642
 29    632366
 30    643474
 31    655228
 32    667410
 33    680025
 34    692181
 35    704429
 36    716960
 37    729627
 38    743232
 39    757545
 40    772371

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86           0      1177798        0           0                0            0           0       675666       675666
42      87           0      1236688        0           0                0            0           0       697407       697407
43      88           0      1298522        0           0                0            0           0       719802       719802
44      89           0      1363449        0           0                0            0           0       742941       742941
45      90           0      1431621        0           0                0            0           0       767001       767001
46      91           0      1503202        0           0                0            0           0       792129       792129
47      92           0      1578362        0           0                0            0           0       818933       818933
48      93           0      1657280        0           0                0            0           0       848096       848096
49      94           0      1740144        0           0                0            0           0       880686       880686
50      95           0      1827151        0           0                0            0           0       918410       918410

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41    787827
42    803832
43    820358
44    837443
45    854976
46    872680
47    890672
48    908989
49    927451
50    945962

Assume current charges and a gross investment return of 0.00%, contract lapses after age 75. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45         Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                    Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                       Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                               Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                   Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45         Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                    Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                       Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                               Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                   Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            24129        21768      500000         26815       24455
  2      47       26225        56449        0           0            43994        42420      500000         52213       50639
  3      48       26225        86808        0           0            63561        62774      500000         80391       79605
  4      49       26225       118684        0           0            82853        82853      500000        111687      111687
  5      50       26225       152155        0           0           102613       102613      500000        147194      147194
  6      51       26225       187298        0           0           122072       122072      500000        186532      186532
  7      52       26225       224200        0           0           141203       141203      500000        229849      229849
  8      53           0       235410        0           0           137179       137179      500000        252062      252062
  9      54           0       247180        0           0           132966       132966      500000        276325      276325
 10      55           0       259539        0           0           128559       128559      500000        302838      302838
 11      56           0       272516        0           0           124100       124100      500000        332269      332269
 12      57           0       286142        0           0           119341       119341      500000        364401      364401
 13      58           0       300449        0           0           114274       114274      500000        399498      399498
 14      59           0       315471        0           0           108845       108845      500000        437796      437796
 15      60           0       331245        0           0           102997       102997      500000        479555      479555
 16      61           0       347807        0           0            96670        96670      500000        525055      525055
 17      62           0       365197        0           0            89798        89798      500000        574603      574603
 18      63           0       383457        0           0            82313        82313      500000        628532      628532
 19      64           0       402630        0           0            74039        74039      500000        687085      687085
 20      65           0       422762        0           0            64942        64942      500000        750706      750706
 21      66           0       443900        0           0            54823        54823      500000        819694      819694
 22      67           0       466095        0           0            43575        43575      500000        894500      894500
 23      68           0       489399        0           0            31021        31021      500000        975555      975555
 24      69           0       513869        0           0            16964        16964      500000       1063333     1063333
 25      70           0       539563        0           0             1240         1240      500000       1158428     1158428
 26      71           0       566541        0           0                0            0           0       1261285     1261285
 27      72           0       594868        0           0                0            0           0       1371998     1371998
 28      73           0       624611        0           0                0            0           0       1491727     1491727
 29      74           0       655842        0           0                0            0           0       1620619     1620619
 30      75           0       688634        0           0                0            0           0       1759135     1759135
 31      76           0       723066        0           0                0            0           0       1907984     1907984
 32      77           0       759219        0           0                0            0           0       2067905     2067905
 33      78           0       797180        0           0                0            0           0       2239707     2239707
 34      79           0       837039        0           0                0            0           0       2424476     2424476
 35      80           0       878891        0           0                0            0           0       2623315     2623315
 36      81           0       922836        0           0                0            0           0       2837270     2837270
 37      82           0       968977        0           0                0            0           0       3067271     3067271
 38      83           0      1017426        0           0                0            0           0       3314207     3314207
 39      84           0      1068298        0           0                0            0           0       3579160     3579160
 40      85           0      1121712        0           0                0            0           0       3863205     3863205

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    576968
  8    613343
  9    651962
 10    693074
 11    737837
 12    785503
 13    836268
 14    890346
 15    947888
 16   1009156
 17   1074392
 18   1143866
 19   1217651
 20   1296320
 21   1379955
 22   1469127
 23   1564107
 24   1665180
 25   1773091
 26   1887765
 27   2009291
 28   2139584
 29   2277781
 30   2424615
 31   2581503
 32   2748660
 33   2927073
 34   3117634
 35   3320654
 36   3534076
 37   3769370
 38   4015824
 39   4278886
 40   4559741

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86           0      1177798        0           0                0            0           0      4168058      4168058
42      87           0      1236688        0           0                0            0           0      4495741      4495741
43      88           0      1298522        0           0                0            0           0      4848971      4848971
44      89           0      1363449        0           0                0            0           0      5231284      5231284
45      90           0      1431621        0           0                0            0           0      5647102      5647102
46      91           0      1503202        0           0                0            0           0      6102596      6102596
47      92           0      1578362        0           0                0            0           0      6606172      6606172
48      93           0      1657280        0           0                0            0           0      7170181      7170181
49      94           0      1740144        0           0                0            0           0      7813954      7813954
50      95           0      1827151        0           0                0            0           0      8558781      8558781

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41   4859958
42   5181791
43   5526372
44   5896704
45   6294024
46   6723231
47   7104872
48   7685000
49   8228875
50   8825844

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 70. Assuming guaranteed charges and a gross investment return of 12.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            24129        21768      500000         26815       24455
  2      47       26225        56449        0           0            44702        43128      500000         52958       51384
  3      48       26225        86808        0           0            64834        64047      500000         81810       81023
  4      49       26225       118684        0           0            84659        84659      500000        113811      113811
  5      50       26225       152165        0           0           104921       104921      500000        150053      150053
  6      51       26225       187298        0           0           124986       124986      500000        190280      190280
  7      52       26225       224200        0           0           144856       144856      500000        234727      234727
  8      53           0       235410        0           0           141743       141743      500000        258390      258390
  9      54           0       247180        0           0           138662       138662      500000        284516      284516
 10      55           0       259539        0           0           135610       135610      500000        313365      313365
 11      56           0       272516        0           0           132946       132946      500000        346212      346212
 12      57           0       286142        0           0           130211       130211      500000        382489      382489
 13      58           0       300449        0           0           127405       127405      500000        422561      422561
 14      59           0       315471        0           0           124303       124303      500000        466543      466543
 15      60           0       331245        0           0           120856       120856      500000        514768      514768
 16      61           0       347807        0           0           116969       116969      500000        567533      567533
 17      62           0       365197        0           0           112633       112633      500000        625287      625287
 18      63           0       383457        0           0           107745       107745      500000        680391      680391
 19      64           0       402630        0           0           102481       102481      500000        757653      757653
 20      65           0       422762        0           0            96831        96831      500000        833707      833707
 21      66           0       443900        0           0            90784        90784      500000        917256      917256
 22      67           0       466095        0           0            84327        84327      500000       1009077     1009077
 23      68           0       489399        0           0            77345        77345      500000       1109874     1109874
 24      69           0       513869        0           0            69666        69666      500000       1220332     1220332
 25      70           0       539563        0           0            61105        61105      500000       1341189     1341189
 26      71           0       566541        0           0            51621        51621      500000       1473517     1473517
 27      72           0       594868        0           0            41006        41006      500000       1618235     1618235
 28      73           0       624611        0           0            29198        29198      500000       1776607     1776607
 29      74           0       655842        0           0            15893        15893      500000       1949678     1949678
 30      75           0       688634        0           0              815          815      500000       2138679     2138679
 31      76           0       723066        0           0                0            0           0       2345227     2345227
 32      77           0       759219        0           0                0            0           0       2570530     2570530
 33      78           0       797180        0           0                0            0           0       2815991     2815991
 34      79           0       837039        0           0                0            0           0       3079560     3079560
 35      80           0       878891        0           0                0            0           0       3365430     3365430
 36      81           0       922836        0           0                0            0           0       3675834     3675834
 37      82           0       968977        0           0                0            0           0       4012134     4012134
 38      83           0      1017426        0           0                0            0           0       4382302     4382302
 39      84           0      1068298        0           0                0            0           0       4785783     4785783
 40      85           0      1121712        0           0                0            0           0       5224534     5224534

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    509213
  8    628741
  9    671287
 10    717167
 11    768798
 12    824493
 13    804548
 14    948809
 15   1017490
 16   1090799
 17   1169162
 18   1252803
 19   1342713
 20   1439646
 21   1544201
 22   1657309
 23   1779461
 24   1911040
 25   2052823
 26   2205413
 27   2369905
 28   2548187
 29   2740273
 30   2947741
 31   3173092
 32   3416748
 33   3680218
 34   3960006
 35   4260297
 36   4503765
 37   4930511
 38   5310035
 39   5721402
 40   6166517

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     --------
41      86           0      1177798        0           0                0           0           0       5702488       5702488
42      87           0      1236688        0           0                0           0           0       6222049       6222049
43      88           0      1298522        0           0                0           0           0       6788871       6788871
44      89           0      1363449        0           0                0           0           0       7406869       7406869
45      90           0      1431621        0           0                0           0           0       8083319       8083319
46      91           0      1503202        0           0                0           0           0       8824742       8824742
47      92           0      1578362        0           0                0           0           0       9644195       9644195
48      93           0      1657280        0           0                0           0           0      10557775      10557775
49      94           0      1740144        0           0                0           0           0      11589299      11589299
50      95           0      1827151        0           0                0           0           0      12775545      12775545

     (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  --------

41    6649101
42    7171579
43    7736934
44    8249022
45    9010476
46    9722218
47   10489027
48   11315823
49   12204591
50   13168812

Assume current charges and a gross investment return of 0.00%, contract lapses after age 75. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker Preferred, Age 45            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            23330        20970      500000        24649        22288
  2      47       26225        56449        0           0            41727        40153      500000        45642        44068
  3      48       26225        86808        0           0            59743        58956      500000        67541        66755
  4      49       26225       118684        0           0            77412        77412      500000        90436        90436
  5      50       26225       152155        0           0            95490        95490      500000       115139       115139
  6      51       26225       187298        0           0           113217       113217      500000       140960       140960
  7      52       26225       224200        0           0           130575       130575      500000       167958       167958
  8      53           0       235410        0           0           124536       124536      500000       171805       171805
  9      54           0       247180        0           0           118097       118097      500000       175515       175515
 10      55           0       259539        0           0           111153       111153      500000       179008       179008
 11      56           0       272516        0           0           103847       103847      500000       182559       182559
 12      57           0       286142        0           0            95937        95937      500000       185869       185869
 13      58           0       300449        0           0            87349        87349      500000       188892       188892
 14      59           0       315471        0           0            78051        78051      500000       191619       191619
 15      60           0       331245        0           0            67958        67958      500000       194000       194000
 16      61           0       347807        0           0            56973        56973      500000       195980       195980
 17      62           0       365197        0           0            44885        44885      500000       197424       197424
 18      63           0       383457        0           0            31515        31515      500000       198224       198224
 19      64           0       402630        0           0            16662        16662      500000       198258       198258
 20      65           0       422762        0           0               41           41      500000       197350       197350
 21      66           0       443900        0           0                0            0           0       195303       195303
 22      67           0       466095        0           0                0            0           0       192003       192003
 23      68           0       489399        0           0                0            0           0       187234       187234
 24      69           0       513869        0           0                0            0           0       180821       180821
 25      70           0       539563        0           0                0            0           0       172431       172431
 26      71           0       566541        0           0                0            0           0       161664       161664
 27      72           0       594868        0           0                0            0           0       147991       147991
 28      73           0       624611        0           0                0            0           0       130626       130626
 29      74           0       655842        0           0                0            0           0       108679       108679
 30      75           0       688634        0           0                0            0           0        81022        81022
 31      76           0       723066        0           0                0            0           0        46097        46097
 32      77           0       759219        0           0                0            0           0         2173         2173
 33      78           0            0        0           0                0            0           0            0            0
 34      79           0            0        0           0                0            0           0            0            0
 35      80           0            0        0           0                0            0           0            0            0
 36      81           0            0        0           0                0            0           0            0            0
 37      82           0            0        0           0                0            0           0            0            0
 38      83           0            0        0           0                0            0           0            0            0
 39      84           0            0        0           0                0            0           0            0            0
 40      85           0            0        0           0                0            0           0            0            0

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    500000
 31    500000
 32    500000
 33         0
 34         0
 35         0
 36         0
 37         0
 38         0
 39         0
 40         0

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86         0           0           0           0             0            0           0            0            0
42      87         0           0           0           0             0            0           0            0            0
43      88         0           0           0           0             0            0           0            0            0
44      89         0           0           0           0             0            0           0            0            0
45      90         0           0           0           0             0            0           0            0            0

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41      0
42      0
43      0
44      0
45      0

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 6.00%, this contract lapses after age 77. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            23330        20970      500000        24649        22288
  2      47       26225        56449        0           0            42766        41193      500000        46709        45135
  3      48       26225        86808        0           0            61661        60774      500000        69466        68679
  4      49       26225       118684        0           0            80071        80071      500000        93323        93323
  5      50       26225       152155        0           0            99188        99188      500000       119228       119228
  6      51       26225       187298        0           0           118176       118176      500000       146513       146513
  7      52       26225       224200        0           0           136992       136992      500000       175210       175210
  8      53           0       235410        0           0           132780       132780      500000       181159       181159
  9      54           0       247180        0           0           126595       128595      500000       187425       187425
 10      55           0       259539        0           0           124304       124304      500000       193913       193913
 11      56           0       272516        0           0           119998       119998      500000       201022       201022
 12      57           0       286142        0           0           115244       115244      500000       208178       208178
 13      58           0       300449        0           0           109937       109937      500000       215332       215332
 14      59           0       315471        0           0           103920       103920      500000       222399       222399
 15      60           0       331245        0           0            97170        97170      500000       229399       229399
 16      61           0       347807        0           0            89514        89514      500000       236256       236256
 17      62           0       365197        0           0            80912        80912      500000       242990       242990
 18      63           0       383457        0           0            71319        71319      500000       249623       249623
 19      64           0       402630        0           0            60788        60788      500000       256239       256239
 20      65           0       422762        0           0            49320        49320      500000       262893       262893
 21      66           0       443900        0           0            36861        36861      500000       269613       269613
 22      67           0       466095        0           0            23406        23406      500000       276458       276458
 23      68           0       489399        0           0             8657         8657      500000       283351       283351
 24      69           0       513869        0           0                0            0           0       290166       290166
 25      70           0       539563        0           0                0            0           0       296809       296809
 26      71           0       566541        0           0                0            0           0       303313       303313
 27      72           0       594868        0           0                0            0           0       309565       309565
 28      73           0       624611        0           0                0            0           0       315668       315668
 29      74           0       655842        0           0                0            0           0       321449       321449
 30      75           0       688634        0           0                0            0           0       326867       326867
 31      76           0       723066        0           0                0            0           0       331964       331964
 32      77           0       759219        0           0                0            0           0       336525       336525
 33      78           0       797180        0           0                0            0           0       340400       340400
 34      79           0       837039        0           0                0            0           0       342114       342114
 35      80           0       878891        0           0                0            0           0       342279       342279
 36      81           0       922836        0           0                0            0           0       340688       340688
 37      82           0       968977        0           0                0            0           0       336576       336576
 38      83           0      1017426        0           0                0            0           0       331202       331202
 39      84           0      1068298        0           0                0            0           0       322819       322819
 40      85           0      1121712        0           0                0            0           0       310014       310014

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    500000
 31    500000
 32    500000
 33    500000
 34    500000
 35    500000
 36    500000
 37    500000
 38    500000
 39    500000
 40    500000

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                            Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
 41      86         0        1177798        0           0             0            0           0          291581       291581
 42      87         0        1236688        0           0             0            0           0          264866       264866
 43      88         0        1298522        0           0             0            0           0          227055       227055
 44      89         0        1363449        0           0             0            0           0          173444       173444
 45      90         0        1431621        0           0             0            0           0           97094        97094

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
 41    500000
 42    500000
 43    500000
 44    500000
 45    500000

Assume current charges and a gross investment return of 0.00%, contract lapses after age 68. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                       Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                       Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            23330        20970      500000         25968       23607
  2      47       26225        56449        0           0            41727        40153      500000         49718       48145
  3      48       26225        86808        0           0            59743        58956      500000         75993       75206
  4      49       26225       118684        0           0            77412        77412      500000        105127      105127
  5      50       26225       152155        0           0            95490        95490      500000        138221      138221
  6      51       26225       187298        0           0           113217       113217      500000        174906      174906
  7      52       26225       224200        0           0           130576       130576      500000        215620      215620
  8      53           0       235410        0           0           124536       124536      500000        235094      235094
  9      54           0       247180        0           0           118097       118097      500000        256550      256550
 10      55           0       259539        0           0           111153       111153      500000        279915      279915
 11      56           0       272516        0           0           103847       103847      500000        305716      305716
 12      57           0       286142        0           0            95937        95937      500000        333726      333726
 13      58           0       300449        0           0            87349        87349      500000        364116      364116
 14      59           0       315471        0           0            76051        76051      500000        397110      397110
 15      60           0       331245        0           0            67958        67958      500000        432918      432918
 16      61           0       347807        0           0            56973        56973      500000        471772      471772
 17      62           0       365197        0           0            44885        44885      500000        513840      513840
 18      63           0       383457        0           0            31515        31515      500000        559345      559345
 19      64           0       402630        0           0            16662        16662      500000        608524      608524
 20      65           0       422762        0           0               41           41      500000        661590      661590
 21      66           0       443900        0           0                0            0           0        718766      718766
 22      67           0       466095        0           0                0            0           0        780432      780432
 23      68           0       489399        0           0                0            0           0        846918      846918
 24      69           0       513869        0           0                0            0           0        918680      918680
 25      70           0       539563        0           0                0            0           0        996090      996090
 26      71           0       566541        0           0                0            0           0       1079551     1079551
 27      72           0       594868        0           0                0            0           0       1169457     1169457
 28      73           0       624611        0           0                0            0           0       1266080     1266080
 29      74           0       655842        0           0                0            0           0       1369810     1369810
 30      75           0       688634        0           0                0            0           0       1481057     1481057
 31      76           0       723066        0           0                0            0           0       1600160     1600160
 32      77           0       759219        0           0                0            0           0       1727739     1727739
 33      78           0       797180        0           0                0            0           0       1864468     1864468
 34      79           0       837039        0           0                0            0           0       2011248     2011248
 35      80           0       878891        0           0                0            0           0       2168944     2168944
 36      81           0       922836        0           0                0            0           0       2338434     2338434
 37      82           0       968977        0           0                0            0           0       2520529     2520529
 38      83           0      1017426        0           0                0            0           0       2715951     2715951
 39      84           0      1068298        0           0                0            0           0       2925528     2925528
 40      85           0      1121712        0           0                0            0           0       3150294     3150294

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    519770
 10    562385
 11    587984
 12    625903
 13    666296
 14    709358
 15    755270
 16    804135
 17    854110
 18    911397
 19    970292
 20   1032940
 21   1099639
 22   1170804
 23   1246663
 24   1327677
 25   1413949
 26   1505865
 27   1603793
 28   1707942
 29   1818833
 30   1937075
 31   2062527
 32   2197338
 33   2341026
 34   2494551
 35   2658909
 36   2834182
 37   3021106
 38   3220846
 39   3433692
 40   3661586

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86           0      1177798        0           0             0            0           0          3391733     3391733
42      87           0      1236688        0           0             0            0           0          3651691     3651691
43      88           0      1298522        0           0             0            0           0          3932686     3932686
44      89           0      1363449        0           0             0            0           0          4237083     4237083
45      90           0      1431621        0           0             0            0           0          4568643     4568643
46      91           0      1503202        0           0             0            0           0          4932525     4932525
47      92           0      1578362        0           0             0            0           0          5335931     5335931
48      93           0      1657280        0           0             0            0           0          5789419     5789419
49      94           0      1740144        0           0             0            0           0          6307913     6307913
50      95           0      1827151        0           0             0            0           0          6916756     6916756

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41   3905242
42   4166945
43   4447474
44   4747651
45   5071194
46   5418871
47   5794288
48   6199889
49   6640340
50   7123567

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 12.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       26225        27536        0           0            23330        20970      500000         25968       23607
  2      47       26225        56449        0           0            42766        41193      500000         50812       49236
  3      48       26225        86808        0           0            61561        60774      500000         78024       77236
  4      49       26225       118684        0           0            80071        80071      500000        108252      108252
  5      50       26225       152155        0           0            99188        99188      500000        142728      142728
  6      51       26225       187298        0           0           118176       118176      500000        181109      181109
  7      52       26225       224200        0           0           136992       136992      500000        223800      223800
  8      53           0       235410        0           0           132780       132780      500000        245672      245672
  9      54           0       247180        0           0           128595       128595      500000        269899      269899
 10      55           0       259539        0           0           124304       124304      500000        296523      296523
 11      56           0       272516        0           0           119998       119998      500000        326549      326549
 12      57           0       286142        0           0           115244       115244      500000        359382      359382
 13      58           0       300449        0           0           109937       109937      500000        395218      395218
 14      59           0       315471        0           0           103920       103920      500000        434222      434222
 15      60           0       331245        0           0            97170        97170      500000        476691      476691
 16      61           0       347807        0           0            89514        89514      500000        522823      522823
 17      62           0       365197        0           0            80912        80912      500000        572962      572962
 18      63           0       383457        0           0            71319        71319      500000        627492      627492
 19      64           0       402630        0           0            60788        60788      500000        686930      686930
 20      65           0       422762        0           0            49320        49320      500000        751810      751810
 21      66           0       443900        0           0            36861        36861      500000        822672      822672
 22      67           0       466095        0           0            23406        23406      500000        900164      900164
 23      68           0       489399        0           0             8657         8657      500000        984734      984734
 24      69           0       513869        0           0                0            0           0       1076743     1076743
 25      70           0       539563        0           0                0            0           0       1176632     1176632
 26      71           0       566541        0           0                0            0           0       1285179     1285179
 27      72           0       594868        0           0                0            0           0       1402873     1402873
 28      73           0       624611        0           0                0            0           0       1530810     1530810
 29      74           0       655842        0           0                0            0           0       1669425     1669425
 30      75           0       688634        0           0                0            0           0       1819551     1819551
 31      76           0       723066        0           0                0            0           0       1982380     1982380
 32      77           0       759219        0           0                0            0           0       2158369     2158359
 33      78           0       797180        0           0                0            0           0       2348223     2348223
 34      79           0       837039        0           0                0            0           0       2548082     2548082
 35      80           0       878891        0           0                0            0           0       2761982     2761982
 36      81           0       922836        0           0                0            0           0       2991526     2991526
 37      82           0       968977        0           0                0            0           0       3236836     3236836
 38      83           0      1017426        0           0                0            0           0       3506203     3506203
 39      84           0      1068298        0           0                0            0           0       3797105     3797105
 40      85           0      1121712        0           0                0            0           0       4109735     4109735

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    511267
  9    546815
 10    585159
 11    628051
 12    674021
 13    723210
 14    775661
 15    831635
 16    891151
 17    954613
 18   1022435
 19   1095309
 20   1173801
 21   1258606
 22   1350427
 23   1449529
 24   1556108
 25   1670229
 26   1792696
 27   1923899
 28   2068063
 29   2216662
 30   2379791
 31   2555684
 32   2745001
 33   2948429
 34   3160386
 35   3385914
 36   3625729
 37   3879671
 38   4158006
 39   4456662
 40   4776745

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86         0        1177798        0           0             0            0           0          4446980     4446980
42      87         0        1236688        0           0             0            0           0          4809297     4809297
43      88         0        1298522        0           0             0            0           0          5200586     5200586
44      89         0        1363449        0           0             0            0           0          5624347     5624347
45      90         0        1431621        0           0             0            0           0          6085021     6085021
46      91         0        1503202        0           0             0            0           0          6587459     6587459
47      92         0        1578362        0           0             0            0           0          7143215     7143215
48      93         0        1657280        0           0             0            0           0          7767064     7767064
49      94         0        1740144        0           0             0            0           0          8481320     8481320
50      95         0        1827151        0           0             0            0           0          9320631     9320631

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41   5120252
42   5487889
43   5881343
44   6302081
45   6754373
46   7236982
47   7756817
48   8317749
49   8928286
50   9599318

Assume current charges and a gross investment return of 0.00%, contract lapses after age 68. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Smoker, Age 45                          Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $26,224.90                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Fully Underwritten

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $12.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

      Values Assume Use of Guarantee Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10605        0           0            8151         7250       500000         8629         7729
  2      47       10005        21536        0           0           14563        13963       500000        15963        15363
  3      48       10005        33118        0           0           20758        20498       500000        23565        23265
  4      49       10005        45279        0           0           26840        26840       500000        31431        31431
  5      50       10005        58048        0           0           32960        32960       500000        39845        39845
  6      51       10005        71456        0           0           38864        38864       500000        48525        48525
  7      52       10005        85534        0           0           44502        44502       500000        57437        57437
  8      53       10005       100316        0           0           49884        49884       500000        66601        66601
  9      54       10005       115836        0           0           54962        54962       500000        75988        75988
 10      55       10005       132135        0           0           59746        59746       500000        85621        85621
 11      56       10005       149247        0           0           65187        65187       500000        96573        96573
 12      57       10005       167214        0           0           70249        70249       500000       107803       107803
 13      58       10005       186080        0           0           74942        74942       500000       119348       119348
 14      59       10005       205890        0           0           79226        79226       500000       131199       131199
 15      60       10005       226690        0           0           83058        83058       500000       143353       143353
 16      61       10005       248529        0           0           86399        86399       500000       155813       155813
 17      62       10005       271461        0           0           89205        89205       500000       168588       168588
 18      63       10005       295540        0           0           91437        91437       500000       181693       181693
 19      64       10005       320822        0           0           92951        92951       500000       195073       195073
 20      65       10005       347368        0           0           93749        93749       500000       208796       208796
 21      66       10005       375242        0           0           93686        93686       500000       222833       222833
 22      67       10005       404509        0           0           92702        92702       500000       237236       237236
 23      68       10005       435240        0           0           90686        90686       500000       252038       252038
 24      69       10005       467507        0           0           87514        87514       500000       267286       267286
 25      70       10005       501388        0           0           83100        83100       500000       283077       283077
 26      71       10005       536963        0           0           77192        77192       500000       299446       299446
 27      72       10005       574316        0           0           69255        69255       500000       316347       316347
 28      73       10005       613537        0           0           59421        59421       500000       334092       334092
 29      74       10005       654720        0           0           47018        47018       500000       352711       352711
 30      75       10005       697961        0           0           31488        31488       500000       372084       372084
 31      76       10005       743364        0           0           12341        12341       500000       391674       391674
 32      77       10005       791038        0           0               0            0            0       411471       411471
 33      78       10005       841095        0           0               0            0            0       431477       431477
 34      79       10005       893655        0           0               0            0            0       451734       451734
 35      80       10005       948843        0           0               0            0            0       472267       472267
 36      81       10005      1006791        0           0               0            0            0       493080       493080
 37      82       10005      1067635        0           0               0            0            0       514140       514140
 38      83       10005      1131522        0           0               0            0            0       535403       535403
 39      84       10005      1198604        0           0               0            0            0       556850       556850
 40      85       10005      1269039        0           0               0            0            0       578446       578446

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    512844
 31    529934
 32    546928
 33    563898
 34    580885
 35    597843
 36    614870
 37    631827
 38    648748
 39    665714
 40    682743

 Not valid without current prospectus and must be accompanied by the Disclosure page, Continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86       10005      1342997        0           0             0            0           0          600254       600254
42      87       10005      1420652        0           0             0            0           0          622342       622342
43      88       10005      1502190        0           0             0            0           0          644853       644853
44      89       10005      1587805        0           0             0            0           0          667993       667993
45      90       10005      1677700        0           0             0            0           0          692024       692024
46      91       10005      1772090        0           0             0            0           0          717344       717344
47      92       10005      1871200        0           0             0            0           0          744509       744509
48      93       10005      1975266        0           0             0            0           0          774370       774370
49      94       10005      2084534        0           0             0            0           0          808302       808302
50      95       10005      2199266        0           0             0            0           0          848560       848560

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41    699896
42    717312
43    734939
44    762962
45    771399
46    790298
47    809728
48    829969
49    851222
50    874017

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 6.00%, this contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (eve)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005,06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505                  500000          8151         7250      500000         8629         7729
  2      47       10005        21536                  500000         14853        14252      500000        16262        15661
  3      48       10005        33118                  500000         21313        21013      500000        24113        23813
  4      49       10005        45279                  500000         27576        27576      500000        32238        32238
  5      50       10005        58048                  500000         33856        33856      500000        40863        40863
  6      51       10005        71456                  500000         40026        40026      500000        49874        49874
  7      52       10005        85534                  500000         46089        46089      500000        59291        59291
  8      53       10005       100316                  500000         52046        52046      500000        69139        69139
  9      54       10005       115838                  500000         57901        57901      500000        79442        79442
 10      55       10005       132135                  500000         63655        63655      500000        90226        90266
 11      56       10005       149247                  500000         70419        70419      500000       102778       102778
 12      57       10005       167214                  500000         77047        77047      500000       115926       115926
 13      58       10005       186080                  500000         83395        83395      500000       129569       129569
 14      59       10005       205890                  500000         89472        89472      500000       143754       143754
 15      60       10005       226690                  500000         95237        95237      500000       158486       158486
 16      61       10005       248529                  500000        100605       100605      500000       173736       173736
 17      62       10005       271461                  500000        105633       105633      500000       189603       189603
 18      63       10005       295540                  500000        110285       110285      500000       206115       206115
 19      64       10005       320822                  500000        114568       114568      500000       223344       223344
 20      65       10005       347368                  500000        118537       118537      500000       241399       241399
 21      66       10005       375242                  500000        122108       122108      500000       260303       260303
 22      67       10005       404509                  500000        125332       125332      500000       280179       280179
 23      68       10005       435240                  500000        128125       128125      500000       301079       301079
 24      69       10005       467507                  500000        130361       130361      500000       323042       323042
 25      70       10005       501388                  500000        131867       131867      500000       345805       345805
 26      71       10005       536963                  500000        132687       132687      500000       369349       369349
 27      72       10005       574316                  500000        132644       132644      500000       393635       393635
 28      73       10005       613537                  500000        131768       131768      500000       418738       418738
 29      74       10005       654720                  500000        129825       129825      500000       444608       444608
 30      75       10005       697961                  500000        126651       126651      500000       471241       471241
 31      76       10005       743364                  500000        122199       122199      500000       498697       498697
 32      77       10005       791038                       0        116135       116135      500000       526917       526917
 33      78       10005       841095                       0        108131       108131      500000       555869       555869
 34      79       10005       893655                       0         96186        96186      500000       584847       584847
 35      80       10005       948843                       0         80902        80902      500000       614341       614341
 36      81       10005      1006791                       0         61951        61951      500000       644472       644472
 37      82       10005      1067835                       0         38208        38208      500000       675136       675136
 38      83       10005      1131522                       0         11632        11632      500000       707293       707293
 39      84       10005      1198604                       0             0            0      500000       740368       740368
 40      85       10005      1269039                       0             0            0      500000       774224       774224

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    505884
 25    529290
 26    552804
 27    576479
 28    600596
 29    624896
 30    649511
 31    674737
 32    700378
 33    726466
 34    752955
 35    777695
 36    803657
 37    829675
 38    857027
 39    885110
 40    913816

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86       10005      1342997        0           0             0            0           0           809043      809043
42      87       10005      1420652        0           0             0            0           0           844694      844684
43      88       10005      1502190        0           0             0            0           0           881389      881389
44      89       10005      1587805        0           0             0            0           0           919286      919286
45      90       10005      1677700        0           0             0            0           0           958610      958610
46      91       10005      1772090        0           0             0            0           0           999560      999560
47      92       10005      1871200        0           0             0            0           0          1042956     1042956
48      93       10005      1975246        0           0             0            0           0          1089705     1089705
49      94       10005      2084534        0           0             0            0           0          1141287     1141287
50      95       10005      2199256        0           0             0            0           0          1200058     1200058

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41    943344
42    973583
43   1004519
44   1036219
45   1068563
46   1101216
47   1134318
48   1167946
49   1201890
50   1236060

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker Preferred, Age 45              Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,00                         Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option 1                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies of the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505        0           0             8151         7250      500000          9109        8208
  2      47       10005        21536        0           0            14563        13963      500000         17422       16822
  3      48       10005        33118        0           0            20798        20498      500000         26566       26266
  4      49       10005        45279        0           0            26840        26840      500000         36615       36615
  5      50       10005        58048        0           0            32960        32960      500000         47941       47941
  6      51       10005        71456        0           0            38864        38864      500000         60359       60359
  7      52       10005        85534        0           0            44502        44502      500000         73948       73948
  8      53       10005       100316        0           0            49884        49884      500000         88852       88852
  9      54       10005       115838        0           0            54962        54962      500000        105184      105184
 10      55       10005       132135        0           0            59746        59746      500000        123127      123127
 11      56       10005       149247        0           0            65187        65187      500000        144066      144066
 12      57       10005       167214        0           0            70249        70249      500000        167144      167144
 13      58       10005       186080        0           0            74942        74942      500000        192654      192654
 14      59       10005       205890        0           0            79226        79226      500000        220892      220892
 15      60       10005       226690        0           0            83058        83058      500000        252210      252210
 16      61       10005       248529        0           0            86399        86399      500000        286695      286695
 17      62       10005       271461        0           0            89205        89205      500000        324302      324302
 18      63       10005       295540        0           0            91437        91437      500000        365288      365288
 19      64       10005       320822        0           0            32951        92951      500000        409861      409861
 20      65       10005       347368        0           0            93749        93749      500000        458352      458352
 21      66       10005       375242        0           0            93686        93686      500000        511007      511007
 22      67       10005       404509        0           0            92702        92702      500000        568171      568171
 23      68       10005       435240        0           0            90686        90686      500000        630180      630180
 24      69       10005       467507        0           0            87514        87514      500000        697400      697400
 25      70       10005       501388        0           0            83100        83100      500000        770284      770284
 26      71       10005       536963        0           0            77192        77192      500000        849185      849185
 27      72       10005       574316        0           0            69255        69255      500000        934224      934224
 28      73       10005       613537        0           0            59421        59421      500000       1026246     1026246
 29      74       10005       654720        0           0            47018        47018      500000       1125406     1125406
 30      75       10005       697961        0           0            31488        31488      500000       1232074     1232074
 31      76       10005       743364        0           0            12341        12341      500000       1346798     1346798
 32      77       10005       791038        0           0                0            0           0       1470146     1470146
 33      78       10005       841095        0           0                0            0           0       1602743     1602743
 34      79       10005       893655        0           0                0            0           0       1745417     1745417
 35      80       10005       948843        0           0                0            0           0       1899012     1899012
 36      81       10005      1006791        0           0                0            0           0       2064337     2064337
 37      82       10005      1067635        0           0                0            0           0       2242121     2242121
 38      83       10005      1131522        0           0                0            0           0       2433060     2433060
 39      84       10005      1198604        0           0                0            0           0       2638000     2638000
 40      85       10005      1269039        0           0                0            0           0       2857777     2857777

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    551028
 17    606380
 18    664788
 19    726356
 20    791483
 21    860281
 22    933165
 23   1010367
 24   1092129
 25   1178996
 26   1270975
 27   1368172
 28   1471944
 29   1581758
 30   1698168
 31   1822218
 32   1954118
 33   2094625
 34   2244432
 35   2403959
 36   2574229
 37   2755342
 38   2948139
 39   3153729
 40   3373035

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86       10005      1342997        0           0             0            0           0          3093709     3093709
42      87       10005      1420652        0           0             0            0           0          3347346     3347346
43      88       10005      1502190        0           0             0            0           0          3620764     3620764
44      89       10005      1587805        0           0             0            0           0          3916660     3916660
45      90       10005      1677700        0           0             0            0           0          4238408     4238408
46      91       10005      1772090        0           0             0            0           0          4590715     4590715
47      92       10005      1871200        0           0             0            0           0          4979988     4979988
48      93       10005      1975266        0           0             0            0           0          5415643     5415643
49      94       10005      2084534        0           0             0            0           0          5912412     5912412
50      95       10005      2199266        0           0             0            0           0          6494142     6494142

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41   3607265
42   3858151
43   4126585
44   4414859
45   4724553
46   5057591
47   5416235
48   5804486
49   6226361
50   6688966

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505        0           0             8151         7250      500000          9109        9208
  2      47       10005        21536        0           0            14863        14252      500000         17729       17129
  3      48       10005        33118        0           0            21313        21013      500000         27148       26848
  4      49       10005        45279        0           0            27576        27576      500000         37497       37497
  5      50       10005        58048        0           0            33856        33856      500000         49094       49094
  6      51       10005        71456        0           0            40026        40026      500000         61921       61921
  7      52       10005        85534        0           0            46089        46089      500000         76119       76119
  8      53       10005       100316        0           0            52046        52046      500000         91845       91845
  9      54       10005       115838        0           0            57901        57901      500000        109272      109272
 10      55       10005       132135        0           0            63655        63655      500000        128595      128595
 11      56       10005       149247        0           0            70419        70419      500000        151490      151490
 12      57       10005       167214        0           0            77047        77047      500000        176936      176936
 13      58       10005       186080        0           0            83395        83395      500000        205124      205124
 14      59       10005       205890        0           0            89472        89472      500000        236409      236409
 15      60       10005       226690        0           0            95237        95237      500000        271079      271079
 16      61       10005       248529        0           0           100605       100605      500000        309152      309152
 17      62       10005       271461        0           0           105633       105633      500000        350979      350979
 18      63       10005       295540        0           0           110285       110285      500000        396899      396899
 19      64       10005       320822        0           0           114568       114568      500000        447323      447323
 20      65       10005       347368        0           0           118537       118537      500000        502752      502752
 21      66       10005       375242        0           0           122108       122108      500000        563609      563609
 22      67       10005       404509        0           0           125332       125332      500000        630496      630496
 23      68       10005       435240        0           0           128125       128125      500000        703936      703936
 24      69       10005       467507        0           0           130361       130361      500000        784443      784443
 25      70       10005       501388        0           0           131867       131867      500000        872614      872514
 26      71       10005       536963        0           0           132687       132687      500000        968972      968972
 27      72       10005       574316        0           0           132644       132644      500000       1074436     1074436
 28      73       10005       613537        0           0           131768       131768      500000       1189874     1189874
 29      74       10005       654720        0           0           129825       129825      500000       1315995     1315995
 30      75       10005       697961        0           0           126651       126651      500000       1453692     1453692
 31      76       10005       743364        0           0           122199       122199      500000       1604127     1604127
 32      77       10005       791038        0           0           116136       116136      500000       1768184     1768184
 33      78       10005       841095        0           0           108131       108131      500000       1946885     1946885
 34      79       10005       893655        0           0            96186        96186      500000       2138858     2138858
 35      80       10005       948843        0           0            80902        80902      500000       2346904     2346904
 36      81       10005      1006791        0           0            61951        61951      500000       2572765     2572765
 37      82       10005      1067635        0           0            38208        38208      500000       2817442     2817442
 38      83       10005      1131522        0           0            11632        11632      500000       3086596     3086596
 39      84       10005      1198604        0           0                0            0           0       3379815     3379815
 40      85       10005      1269039        0           0                0            0           0       3698446     3698446

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    535814
 16    594190
 17    656260
 18    722316
 19    792746
 20    868152
 21    948836
 22   1035527
 23   1128620
 24   1228430
 25   1335470
 26   1450261
 27   1573512
 28   1706636
 29   1849631
 30   2003623
 31   2170383
 32   2350270
 33   2544385
 34   2750357
 35   2970945
 36   3208238
 37   3462355
 38   3740028
 39   4040569
 40   4365276

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the Continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86       10005      1342997        0           0             0            0           0          4045471     4045471
42      87       10005      1420652        0           0             0            0           0          4422513     4422513
43      88       10005      1502190        0           0             0            0           0          4833335     4833335
44      89       10005      1587805        0           0             0            0           0          5281502     5281502
45      90       10005      1677700        0           0             0            0           0          5771600     5771600
46      91       10005      1772090        0           0             0            0           0          6308520     6309520
47      92       10005      1871200        0           0             0            0           0          6901820     6901820
48      93       10005      1975266        0           0             0            0           0          7563122     7563122
49      94       10005      2084534        0           0             0            0           0          8309956     8309956
50      95       10005      2199266        0           0             0            0           0          9169365     9169365

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41   4717020
42   5027308
43   5608552
44   5952309
45   6433603
46   6950096
47   7506419
48   8106154
49   8751214
50   9444446

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issues

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505        0           0             8151         7250      500000         8629         7729
  2      47       10005        21536        0           0            14562        13963      500000        15963        15363
  3      48       10005        33118        0           0            20798        20498      500000        23565        23265
  4      49       10005        45279        0           0            26840        26840      500000        31431        31431
  5      50       10005        58048        0           0            32960        32960      500000        39845        39845
  6      51       10005        71456        0           0            38864        38864      500000        48525        48525
  7      52       10005        85534        0           0            44502        44502      500000        57437        57437
  8      53       10005       100316        0           0            49884        49884      500000        66601        66601
  9      54       10005       115838        0           0            54962        54962      500000        75988        75988
 10      55       10005       132135        0           0            59746        59746      500000        85621        85621
 11      56       10005       149247        0           0            65187        65187      500000        96573        96573
 12      57       10005       167214        0           0            70249        70249      500000       107803       107803
 13      58       10005       186080        0           0            74942        74942      500000       119348       119348
 14      59       10005       205890        0           0            79226        79226      500000       131199       131199
 15      60       10005       226690        0           0            83058        83058      500000       143353       143353
 16      61       10005       248529        0           0            86399        86399      500000       155813       155813
 17      62       10005       271461        0           0            89205        89205      500000       168588       168588
 18      63       10005       295540        0           0            91437        91437      500000       181693       181693
 19      64       10005       320822        0           0            92951        92951      500000       195073       195073
 20      65       10005       347368        0           0            93749        93749      500000       208796       208796
 21      66       10005       375242        0           0            93686        93686      500000       222833       222833
 22      67       10005       404509        0           0            92702        92702      500000       237236       237236
 23      68       10005       435240        0           0            90686        90686      500000       252038       252038
 24      69       10005       467507        0           0            87514        87514      500000       267286       267286
 25      70       10005       501388        0           0            83100        83100      500000       283077       283077
 26      71       10005       536963        0           0            77192        77192      500000       299446       299446
 27      72       10005       574316        0           0            69255        69255      500000       316347       316347
 28      73       10005       613537        0           0            59421        59421      500000       334092       334092
 29      74       10005       654720        0           0            47018        47018      500000       352711       352711
 30      75       10005       697961        0           0            31488        31488      500000       372388       372388
 31      76       10005       743364        0           0            12341        12341      500000       393430       393430
 32      77       10005       791038        0           0                0            0           0       416219       416219
 33      78       10005       841095        0           0                0            0           0       441248       441248
 34      79       10005       893655        0           0                0            0           0       469171       469171
 35      80       10005       948843        0           0                0            0           0       499643       499643
 36      81       10005      1006791        0           0                0            0           0       531218       531218
 37      82       10005      1067535        0           0                0            0           0       563882       563882
 38      83       10005      1131522        0           0                0            0           0       597605       597605
 39      84       10005      1198604        0           0                0            0           0       632353       632353
 40      85       10005      1269039        0           0                0            0           0       668070       668070

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    500000
 31    500000
 32    500000
 33    500000
 34    500000
 35    524625
 36    557779
 37    592076
 38    627485
 39    663970
 40    701474

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86       10005      1342997        0           0             0            0           0           704713      704713
42      87       10005      1420652        0           0             0            0           0           742229      742229
43      88       10005      1502190        0           0             0            0           0           780565      780565
44      89       10005      1587805        0           0             0            0           0           819673      819673
45      90       10005      1677700        0           0             0            0           0           859482      859482
46      91       10005      1772090        0           0             0            0           0           899914      899914
47      92       10005      1871200        0           0             0            0           0           943344      943344
48      93       10005      1975266        0           0             0            0           0           990370      990370
49      94       10005      2084534        0           0             0            0           0          1041714     1041714
50      95       10005      2199266        0           0             0            0           0          1098265     1098265

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41    739940
42    779341
43    819594
44    860656
45    902456
46    944910
47    981077
48   1020081
49   1062548
50   1109248

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming guaranteed charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00                Initial Guideline Annual: $10,005.00
Prepared by: Agent                                   Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.06                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505        0           0             8151         7250      500000         8629         7729
  2      47       10005        21536        0           0            14853        14252      500000        16262        15661
  3      48       10005        33118        0           0            21313        21013      500000        24113        23813
  4      49       10005        45279        0           0            27576        27576      500000        32238        32238
  5      50       10005        58048        0           0            33856        33856      500000        40863        40863
  6      51       10005        71456        0           0            40026        40026      500000        49874        49874
  7      52       10005        85534        0           0            46089        46089      500000        59291        59291
  8      53       10005       100316        0           0            52046        52046      500000        69139        69139
  9      54       10005       115838        0           0            57901        57901      500000        79442        79442
 10      55       10005       132135        0           0            63655        63655      500000        90226        90226
 11      56       10005       149247        0           0            70419        70419      500000       102778       102778
 12      57       10005       167214        0           0            77047        77047      500000       115926       115926
 13      58       10005       186080        0           0            83395        83395      500000       129569       129569
 14      59       10005       205890        0           0            89472        89472      500000       143754       143754
 15      60       10005       226690        0           0            95237        95237      500000       158486       158486
 16      61       10005       248529        0           0           100605       100605      500000       173736       173736
 17      62       10005       271461        0           0           105633       105633      500000       189603       189603
 18      63       10005       295540        0           0           110285       110285      500000       206115       206115
 19      64       10005       320822        0           0           114568       114568      500000       223344       223344
 20      65       10005       347368        0           0           118537       118537      500000       241399       241399
 21      66       10005       375242        0           0           122108       122108      500000       260303       260303
 22      67       10005       404509        0           0           125332       125332      500000       280179       280179
 23      68       10005       435240        0           0           128125       128125      500000       301079       301079
 24      69       10005       467507        0           0           130361       130361      500000       323053       323053
 25      70       10005       501388        0           0           131867       131867      500000       346163       346163
 26      71       10005       536963        0           0           132687       132687      500000       370604       370604
 27      72       10005       574316        0           0           132644       132644      500000       396512       396512
 28      73       10005       613627        0           0           131768       131768      500000       424134       424134
 29      74       10005       654720        0           0           129825       129825      500000       453697       453697
 30      75       10005       697961        0           0           126651       126651      500000       485300       485300
 31      76       10005       743364        0           0           122199       122199      500000       518666       518666
 32      77       10005       791038        0           0           116135       116125      500000       553525       553525
 33      78       10005       841095        0           0           108131       108131      500000       589917       589917
 34      79       10005       893655        0           0            96186        96186      500000       627751       627751
 35      80       10005       948843        0           0            80902        80902      500000       667139       667139
 36      81       10005      1006791        0           0            61951        61951      500000       708130       708130
 37      82       10005      1067635        0           0            38208        38208      500000       750716       750716
 38      83       10005      1131522        0           0            11632        11632      500000       795156       795156
 39      84       10005      1198604        0           0                0            0           0       841324       841324
 40      85       10005      1269039        0           0                0            0           0       889179       889179

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    519271
 31    544599
 32    581201
 33    619413
 34    659138
 35    700496
 36    743536
 37    788252
 38    834914
 39    883390
 40    933638

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                                    Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86       10005      1342997        0           0                0            0           0        938764      938764
42      87       10005      1420652        0           0                0            0           0        989996      989996
43      88       10005      1502190        0           0                0            0           0       1042901     1042901
44      89       10005      1587805        0           0                0            0           0       1097440     1097440
45      90       10005      1677700        0           0                0            0           0       1153567     1153567
46      91       10005      1772090        0           0                0            0           0       1211115     1211115
47      92       10005      1871200        0           0                0            0           0       1272405     1272405
48      93       10005      1975266        0           0                0            0           0       1338080     1338080
49      94       10005      2084534        0           0                0            0           0       1408916     1408916
50      95       10005      2199266        0           0                0            0           0       1485843     1485843

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41    985702
42   1039496
43   1095047
44   1152313
45   1211246
46   1271671
47   1323302
48   1378222
49   1437094
50   1500701

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 6.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00                Initial Guideline Annual: $10,005.00
Prepared by: Agent                                   Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
         Report 1, the Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                   Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                   Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                       Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                               Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                   Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                   Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                   Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                       Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $10,005.00                               Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                   Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505        0           0             8151         7250      500000          9109        8206
  2      47       10005        21536        0           0            14563        13963      500000         17422       16822
  3      48       10005        33118        0           0            20798        20498      500000         26566       26266
  4      49       10005        45279        0           0            26840        26840      500000         36615       36615
  5      50       10005        58048        0           0            32960        32960      500000         47941       47941
  6      51       10005        71456        0           0            38864        38864      500000         60359       60359
  7      52       10005        85534        0           0            44502        44502      500000         73948       73948
  8      53       10005       100316        0           0            49884        49884      500000         88852       88852
  9      54       10005       115838        0           0            54962        54962      500000        105184      105184
 10      55       10005       132135        0           0            59746        59746      500000        123127      123127
 11      56       10005       149247        0           0            65187        65187      500000        144066      144066
 12      57       10005       167214        0           0            70249        70249      500000        167144      167144
 13      58       10005       186080        0           0            74942        74942      500000        192654      192654
 14      59       10005       205890        0           0            79226        79226      500000        220892      220892
 15      60       10005       226690        0           0            83058        83058      500000        252210      252210
 16      61       10005       248529        0           0            86399        86399      500000        287023      287023
 17      62       10005       271461        0           0            89205        89205      500000        325821      325821
 18      63       10005       295540        0           0            91437        91437      500000        369186      369186
 19      64       10005       320622        0           0            92951        92951      500000        417742      417742
 20      65       10005       347368        0           0            93749        93749      500000        471505      471505
 21      66       10005       375242        0           0            93686        93686      500000        530799      530799
 22      67       10005       404509        0           0            92702        92702      500000        596086      596086
 23      68       10005       435240        0           0            90686        90686      500000        667955      667955
 24      69       10005       467507        0           0            87514        87514      500000        747058      747058
 25      70       10005       501388        0           0            83100        83100      500000        834132      834132
 26      71       10005       536963        0           0            77192        77192      500000        929948      929948
 27      72       10005       574316        0           0            69255        69255      500000       1035684     1035684
 28      73       10005       613637        0           0            59421        59421      500000       1152662     1152662
 29      74       10005       654720        0           0            47018        47018      500000       1282188     1282188
 30      75       10005       697961        0           0            31488        31488      500000       1425884     1425884
 31      76       10005       743264        0           0            12341        12341      500000       1585728     1585728
 32      77       10005       791038        0           0                0            0           0       1761721     1761721
 33      78       10005       841098        0           0                0            0           0       1955379     1955379
 34      79       10005       893655        0           0                0            0           0       2168366     2168366
 35      80       10005       948842        0           0                0            0           0       2402462     2402462
 36      81       10005      1006791        0           0                0            0           0       2659554     2659554
 37      82       10005      1067638        0           0                0            0           0       2941596     2941596
 38      83       10005      1131522        0           0                0            0           0       3250612     3250612
 39      84       10005      1198604        0           0                0            0           0       3588738     3588738
 40      85       10005      1269039        0           0                0            0           0       3958157     3958157

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    518000
 20    575236
 21    636958
 22    709342
 23    788187
 24    874058
 25    967593
 26   1069440
 27   1170323
 28   1279455
 29   1397585
 30   1525696
 31   1665015
 32   1849807
 33   2053148
 34   2276784
 35   2522585
 36   2792632
 37   3088676
 38   3413143
 39   3768175
 40   4156065

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     --------
41      86       10005      1342997        0           0             0            0           0          4361242      4361242
42      87       10005      1420662        0           0             0            0           0          4800496      4800496
43      88       10005      1502190        0           0             0            0           0          5278553      5278553
44      89       10005      1587805        0           0             0            0           0          5798258      5798258
45      90       10005      1677700        0           0             0            0           0          6362476      6362476
46      91       10005      1772090        0           0             0            0           0          6974163      6974163
47      92       10005      1871200        0           0             0            0           0          7656328      7656328
48      93       10005      1975266        0           0             0            0           0          8421031      8421031
49      94       10005      2084534        0           0             0            0           0          9283069      9283069
50      95       10005      2199266        0           0             0            0           0         10260896     10260896

       (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  --------

41    4579304
42    5040521
43    5542401
44    6089171
45    6680600
46    7322871
47    7962581
48    8673662
49    9468731
50   10363505

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume current charges and a gross investment return of 0.00%, contract lapses after age 76. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00                Initial Guideline Annual: $10,005.00
Prepared by: Agent                                   Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
         Report 1, the Disclosure page, and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.06                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46       10005        10505        0           0             8151         7250      500000          9109        8208
  2      47       10005        21536        0           0            14853        14252      500000         17729       17129
  3      48       10005        33118        0           0            21313        21013      500000         27148       26848
  4      49       10005        45279        0           0            27576        27576      500000         37497       37497
  5      50       10005        58048        0           0            33856        33856      500000         49094       49094
  6      51       10005        71456        0           0            40026        40026      500000         61921       61921
  7      52       10005        85534        0           0            46089        46089      500000         76119       76119
  8      53       10005       100316        0           0            52046        52046      500000         91845       91845
  9      54       10005       115838        0           0            57901        57901      500000        109272      109272
 10      55       10005       132135        0           0            63655        63655      500000        128595      128595
 11      56       10005       149247        0           0            70419        70419      500000        151490      151490
 12      57       10005       167216        0           0            77047        77047      500000        176936      176936
 13      58       10005       186080        0           0            83395        83395      500000        205124      205124
 14      59       10005       205890        0           0            89472        89472      500000        236409      236409
 15      60       10005       226690        0           0            95237        95237      500000        271160      271160
 16      61       10005       248529        0           0           100605       100605      500000        309785      309785
 17      62       10005       271461        0           0           105633       105633      500000        352844      352844
 18      63       10005       295540        0           0           110285       110285      500000        400928      400928
 19      64       10005       320822        0           0           114568       114568      500000        454362      454362
 20      65       10005       347368        0           0           118537       118537      500000        513519      513519
 21      66       10005       375242        0           0           122108       122108      500000        579006      579006
 22      67       10005       404509        0           0           125332       125332      500000        651453      651453
 23      68       10005       435240        0           0           128125       128125      500000        731579      731579
 24      69       10005       467507        0           0           130361       130361      500000        820158      820158
 25      70       10005       501388        0           0           131867       131867      500000        918029      918029
 26      71       10005       536963        0           0           132687       132687      500000       1026206     1026206
 27      72       10005       574316        0           0           132644       132644      500000       1145989     1145989
 28      73       10005       613537        0           0           131768       131768      500000       1278778     1278778
 29      74       10005       654720        0           0           129825       129825      500000       1426068     1426068
 30      75       10005       697961        0           0           126651       126651      500000       1589629     1589629
 31      76       10005       743364        0           0           122199       122199      500000       1771549     1771549
 32      77       10005       791038        0           0           116135       116135      500000       1972682     1972682
 33      78       10005       841095        0           0           108131       108131      500000       2194943     2194943
 34      79       10005       893655        0           0            96186        96186      500000       2439921     2439921
 35      80       10005       948843        0           0            80902        80902      500000       2710130     2710130
 36      81       10005      1006791        0           0            61951        61951      500000       3008076     3008076
 37      82       10005      1067635        0           0            38208        38208      500000       3336249     3336249
 38      83       10005      1131522        0           0            11632        11632      500000       3698579     3698579
 39      84       10005      1198604        0           0                0            0           0       4097607     4097607
 40      85       10005      1269039        0           0                0            0           0       4536444     4536444

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    505169
 19    563409
 20    626494
 21    694807
 22    775229
 23    863263
 24    959585
 25   1064914
 26   1180137
 27   1294968
 28   1419443
 29   1554414
 30   1700903
 31   1860127
 32   2071316
 33   2304690
 34   2561918
 35   2845636
 36   3158479
 37   3503061
 38   3883508
 39   4302487
 40   4763267

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     --------
41      86       10005      1342997        0           0                0            0           0       5018885      5018885
42      87       10005      1420652        0           0                0            0           0       5548374      5548374
43      88       10005      1502190        0           0                0            0           0       6129220      6129220
44      89       10005      1587805        0           0                0            0           0       6765704      6765704
45      90       10005      1677700        0           0                0            0           0       7462390      7462390
46      91       10005      1772090        0           0                0            0           0       8223356      8223356
47      92       10005      1871200        0           0                0            0           0       9070608      9070608
48      93       10005      1975266        0           0                0            0           0      10017453     10017453
49      94       10005      2084534        0           0                0            0           0      11080027     11080027
50      95       10005      2199266        0           0                0            0           0      12277920     12277920

       (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  --------

41    5269829
42    5825792
43    6436681
44    7103989
45    7835509
46    8634524
47    9433432
48   10317977
49   11301628
50   12400699

Assume current charges and a gross investment return of 0.00%, contract lapses after age 83. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Initial Guideline Single: $108,829.00                Initial Guideline Annual: $10,005.00
Prepared by: Agent                                   Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $10,005.00                                  Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: GPT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This additional increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46        5000        5250         0           0            3354         2904       500000        3570         3120
  2      47        5000       10763         0           0            5606         5306       500000        6207         5907
  3      48        5000       16551         0           0            7719         7569       500000        8865         8715
  4      49        5000       22628         0           0            9672         9672       500000       11522        11522
  5      50        5000       29010         0           0           11581        11581       500000       14292        14292
  6      51        5000       35710         0           0           13301        13301       500000       17027        17027
  7      52        5000       42746         0           0           14775        14775       500000       19668        19668
  8      53        5000       50133         0           0           16008        16008       500000       22211        22211
  9      54        5000       57889         0           0           16944        16944       500000       24596        24596
 10      55        5000       66034         0           0           17587        17587       500000       26817        26817
 11      56        5000       74586         0           0           18360        18360       500000       29332        29332
 12      57        5000       83565         0           0           18729        18729       500000       31585        31585
 13      58        5000       92993         0           0           18696        18696       500000       33566        33566
 14      59        5000      102893         0           0           18203        18203       500000       35203        35203
 15      60        5000      113287         0           0           17194        17194       500000       36423        36423
 16      61        5000      124202         0           0           15608        15608       500000       37147        37147
 17      62        5000      135662         0           0           13383        13383       500000       37288        37288
 18      63        5000      147695         0           0           10453        10453       500000       36753        36753
 19      64        5000      160330         0           0            6630         6630       500000       35325        35325
 20      65        5000      173596         0           0            1897         1897       500000       32941        32941
 21      66        5000      187526         0           0               0            0            0       29350        29350
 22      67        5000      202152         0           0               0            0            0       24395        24395
 23      68        5000      217510         0           0               0            0            0       17832        17832
 24      69        5000      233635         0           0               0            0            0        9386         9386
 25      70           0           0         0           0               0            0            0           0            0
 26      71           0           0         0           0               0            0            0           0            0
 27      72           0           0         0           0               0            0            0           0            0
 28      73           0           0         0           0               0            0            0           0            0
 29      74           0           0         0           0               0            0            0           0            0
 30      75           0           0         0           0               0            0            0           0            0
 31      76           0           0         0           0               0            0            0           0            0
 32      77           0           0         0           0               0            0            0           0            0
 33      78           0           0         0           0               0            0            0           0            0
 34      79           0           0         0           0               0            0            0           0            0
 35      80           0           0         0           0               0            0            0           0            0
 36      81           0           0         0           0               0            0            0           0            0
 37      82           0           0         0           0               0            0            0           0            0
 38      83           0           0         0           0               0            0            0           0            0
 39      84           0           0         0           0               0            0            0           0            0
 40      85           0           0         0           0               0            0            0           0            0

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25         0
 26         0
 27         0
 28         0
 29         0
 30         0
 31         0
 32         0
 33         0
 34         0
 35         0
 36         0
 37         0
 38         0
 39         0
 40         0

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86         0           0           0           0             0            0           0            0            0
42      87         0           0           0           0             0            0           0            0            0
43      88         0           0           0           0             0            0           0            0            0
44      89         0           0           0           0             0            0           0            0            0
45      90         0           0           0           0             0            0           0            0            0
46      91         0           0           0           0             0            0           0            0            0
47      92         0           0           0           0             0            0           0            0            0
48      93         0           0           0           0             0            0           0            0            0
49      94         0           0           0           0             0            0           0            0            0
50      95         0           0           0           0             0            0           0            0            0

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41      0
42      0
43      0
44      0
45      0
46      0
47      0
48      0
49      0
50      0

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume current charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming current charges and a gross investment return of 6.00%. This contract lapses after age 69. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46        5000        5250         0           0            3354         2904       500000        3570         3120
  2      47        5000       10763         0           0            5901         5601       500000        6611         6211
  3      48        5000       16551         0           0            8246         8096       500000        9426         9276
  4      49        5000       22628         0           0           10427        10427       500000       12352        12352
  5      50        5000       29010         0           0           12504        12504       500000       15344        15344
  6      51        5000       35710         0           0           14506        14506       500000       18430        18430
  7      52        5000       42746         0           0           16432        16432       500000       21615        21615
  8      53        5000       50133         0           0           18285        18285       500000       24906        24906
  9      54        5000       57889         0           0           20064        20064       500000       28307        28307
 10      55        5000       66034         0           0           21772        21772       500000       31827        31827
 11      56        5000       74586         0           0           23932        23932       500000       36507        36507
 12      57        5000       83565         0           0           25967        25967       500000       40406        40406
 13      58        5000       92993         0           0           27711        27711       500000       44714        44714
 14      59        5000      102893         0           0           29167        29167       500000       48985        48985
 15      60        5000      113287         0           0           30281        30281       500000       53166        53166
 16      61        5000      124202         0           0           30945        30945       500000       57149        57149
 17      62        5000      135662         0           0           31216        31216       500000       60985        60985
 18      63        5000      147695         0           0           31040        31040       500000       64618        64618
 19      64        5000      160330         0           0           30417        30417       500000       68042        68042
 20      65        5000      173596         0           0           29400        29400       500000       71304        71304
 21      66        5000      187526         0           0           27875        27875       500000       74296        74296
 22      67        5000      202152         0           0           25895        25895       500000       77059        77059
 23      68        5000      217510         0           0           23339        23339       500000       79480        79480
 24      69        5000      233635         0           0           20028        20028       500000       81386        81386
 25      70        5000      250567         0           0           15716        15716       500000       82544        82544
 26      71        5000      268346         0           0           10434        10434       500000       82957        82957
 27      72        5000      287013         0           0            3917         3917       500000       82368        82368
 28      73        5000      306614         0           0               0            0            0       80752        80752
 29      74        5000      327194         0           0               0            0            0       77761        77761
 30      75        5000      348604         0           0               0            0            0       73111        73111
 31      76        5000      371494         0           0               0            0            0       66633        66633
 32      77        5000      398319         0           0               0            0            0       57798        57798
 33      78        5000      420335         0           0               0            0            0       46039        46039
 34      79        5000      446602         0           0               0            0            0       28711        28711
 35      80        5000      474182         0           0               0            0            0        6101         6101
 36      81           0           0         0           0               0            0            0           0            0
 37      82           0           0         0           0               0            0            0           0            0
 38      83           0           0         0           0               0            0            0           0            0
 39      84           0           0         0           0               0            0            0           0            0
 40      85           0           0         0           0               0            0            0           0            0

      (10)

       DEATH
      BENEFIT
POL.   @ 6%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    500000
 31    500000
 32    500000
 33    500000
 34    500000
 35    500000
 36         0
 37         0
 38         0
 39         0
 40         0

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                        Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                        Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                            Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                     Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                        Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 6%         @ 6%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86        0            0         0           0             0            0           0              0            0
42      87        0            0         0           0             0            0           0              0            0
43      88        0            0         0           0             0            0           0              0            0
44      89        0            0         0           0             0            0           0              0            0
45      90        0            0         0           0             0            0           0              0            0
46      91        0            0         0           0             0            0           0              0            0
47      92        0            0         0           0             0            0           0              0            0
48      93        0            0         0           0             0            0           0              0            0
49      94        0            0         0           0             0            0           0              0            0
50      95        0            0         0           0             0            0           0              0            0

      (10)

      DEATH
     BENEFIT
POL   @ 6%
YR.  (GROSS)
---  -------

41      0
42      0
43      0
44      0
45      0
46      0
47      0
48      0
49      0
50      0

Assume current charges and a gross investment return of 0.00%, contract lapses after age 72. Assuming current charges and a gross investment return of 6.00%. This contract lapses after age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 6.0% (5.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46        5000        5250         0           0            3354         2904       500000         3786         3336
  2      47        5000       10763         0           0            5506         5306       500000         6836         6536
  3      48        5000       16551         0           0            7719         7569       500000        10115         9965
  4      49        5000       22628         0           0            9672         9672       500000        13626        13626
  5      50        5000       29010         0           0           11581        11581       500000        17509        17509
  6      51        5000       35710         0           0           13301        13301       500000        21642        21642
  7      52        5000       42746         0           0           14775        14775       500000        25996        25996
  8      53        5000       50133         0           0           16008        16008       500000        30601        30601
  9      54        5000       57889         0           0           16944        16944       500000        35429        35429
 10      55        5000       66034         0           0           17587        17587       500000        40513        40513
 11      56        5000       74586         0           0           18360        18360       500000        46405        46405
 12      57        5000       83565         0           0           18729        18729       500000        52585        52585
 13      58        5000       92993         0           0           18696        18696       500000        59097        59097
 14      59        5000      102893         0           0           18203        18203       500000        65937        65937
 15      60        5000      113287         0           0           17194        17194       500000        73104        73104
 16      61        5000      124202         0           0           15608        15608       500000        80600        80600
 17      62        5000      135662         0           0           13383        13383       500000        88431        88431
 18      63        5000      147695         0           0           10453        10453       500000        96608        96608
 19      64        5000      160330         0           0            6630         6630       500000       105049       105049
 20      65        5000      173596         0           0            1897         1897       500000       113818       113818
 21      66        5000      187526         0           0               0            0            0       122846       122846
 22      67        5000      202152         0           0               0            0            0       132161       132161
 23      68        5000      217510         0           0               0            0            0       141755       141755
 24      69        5000      233635         0           0               0            0            0       151627       151627
 25      70        5000      250567         0           0               0            0            0       161830       161830
 26      71        5000      268346         0           0               0            0            0       172304       172304
 27      72        5000      287013         0           0               0            0            0       182793       182793
 28      73        5000      306614         0           0               0            0            0       193599       193599
 29      74        5000      327194         0           0               0            0            0       204475       204475
 30      75        5000      348804         0           0               0            0            0       215325       215325
 31      76        5000      371494         0           0               0            0            0       226171       226171
 32      77        5000      395319         0           0               0            0            0       237020       237020
 33      78        5000      420335         0           0               0            0            0       247893       247893
 34      79        5000      446602         0           0               0            0            0       258899       258899
 35      80        5000      474182         0           0               0            0            0       270119       270119
 36      81        5000      503141         0           0               0            0            0       281616       281616
 37      82        5000      533548         0           0               0            0            0       293385       293385
 38      83        5000      565475         0           0               0            0            0       305426       305426
 39      84        5000      598999         0           0               0            0            0       317831       317831
 40      85        5000      614199         0           0               0            0            0       330738       330738

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    500000
 28    500000
 29    500000
 30    500000
 31    500000
 32    500000
 33    500000
 34    500000
 35    500000
 36    500000
 37    500000
 38    500000
 39    500000
 40    500000

 Not valid without current prospectus and must be accompanied by the Disclosure page, continuation of Compliance Report 1, and Supplemental Footnote page.

  Page 3 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 1
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

     Values Assume Use of Guaranteed Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86        5000       671159        0           0             0            0           0          344522       344522
42      87        5000       709967        0           0             0            0           0          359779       359779
43      88        5000       750715        0           0             0            0           0          377429       377429
44      89        5000       793501        0           0             0            0           0          398920       398920
45      90        5000       838426        0           0             0            0           0          426426       426426
46      91        5000       885597        0           0             0            0           0          463154       463154
47      92        5000       935127        0           0             0            0           0          506522       506522
48      93        5000       987133        0           0             0            0           0          554931       554931
49      94        5000      1041740        0           0             0            0           0          609940       609940
50      95        5000      1099077        0           0             0            0           0          674078       674078

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41    500000
42    500000
43    500000
44    500000
45    500000
46    510257
47    550894
48    594775
49    642328
50    694300

           Illustration Received
                            (Signature of Applicant/Policyholder(s)
                                              and Date)

           Illustration Delivered
                             (Signature of Representative and Date)

Assume guaranteed charges and a gross investment return of 0.00%, contract lapses after age 65. Assuming guaranteed charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

Not valid without current prospectus and must be accompanied by Disclosure page and Supplemental Footnote page.

  Page 4 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                   (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                     PARTIAL
                                                    SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                  TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.     AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.      EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
----     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
  1      46        5000        5250         0           0            3354         2904       500000          3786        3336
  2      47        5000       10763         0           0            5901         5601       500000          7149        6849
  3      48        5000       16551         0           0            8246         8096       500000         10711       10561
  4      49        5000       22628         0           0           10427        10427       500000         14535       14535
  5      50        5000       29010         0           0           12504        12504       500000         18703       18703
  6      51        5000       35710         0           0           14506        14506       500000         23273       23273
  7      52        5000       42746         0           0           16432        16432       500000         28290       28290
  8      53        5000       50133         0           0           18285        18285       500000         33807       33807
  9      54        5000       57889         0           0           20064        20064       500000         39880       39880
 10      55        5000       66034         0           0           21772        21772       500000         46572       46572
 11      56        5000       74586         0           0           23932        23932       500000         54623       54623
 12      57        5000       83565         0           0           25967        25967       500000         63488       63488
 13      58        5000       92993         0           0           27711        27711       500000         73104       73104
 14      59        5000      102893         0           0           29167        29167       500000         83568       83568
 15      60        5000      113287         0           0           30281        30281       500000         94942       94942
 16      61        5000      124202         0           0           30945        30945       500000        107247      107247
 17      62        5000      135662         0           0           31216        31216       500000        120670      120670
 18      63        5000      147695         0           0           31040        31040       500000        135319      135319
 19      64        5000      160330         0           0           30417        30417       500000        151373      151373
 20      65        5000      173596         0           0           29400        29400       500000        169078      169078
 21      66        5000      187526         0           0           27875        27875       500000        188588      188588
 22      67        5000      202152         0           0           25895        25895       500000        210208      210208
 23      68        5000      217510         0           0           23339        23339       500000        234176      234176
 24      69        5000      233635         0           0           20028        20028       500000        260753      260753
 25      70        5000      250567         0           0           15716        15716       500000        290245      290245
 26      71        5000      268346         0           0           10434        10434       500000        323187      323187
 27      72        5000      287013         0           0            3917         3917       500000        359938      359938
 28      73        5000      306614         0           0               0            0            0        400297      400297
 29      74        5000      327194         0           0               0            0            0        444399      444399
 30      75        5000      348804         0           0               0            0            0        492555      492555
 31      76        5000      371494         0           0               0            0            0        545172      545172
 32      77        5000      395319         0           0               0            0            0        602561      602561
 33      78        5000      420335         0           0               0            0            0        665082      665082
 34      79        5000      445602         0           0               0            0            0        732274      732274
 35      80        5000      474182         0           0               0            0            0        805104      805104
 36      81        5000      503141         0           0               0            0            0        884179      884179
 37      82        5000      533548         0           0               0            0            0        969854      969854
 38      83        5000      565475         0           0               0            0            0       1064086     1064086
 39      84        5000      598999         0           0               0            0            0       1166748     1166748
 40      85        5000      634199         0           0               0            0            0       1278313     1278313

      (10)

       DEATH
      BENEFIT
POL.   @ 12%
YR.   (GROSS)
----  -------
  1    500000
  2    500000
  3    500000
  4    500000
  5    500000
  6    500000
  7    500000
  8    500000
  9    500000
 10    500000
 11    500000
 12    500000
 13    500000
 14    500000
 15    500000
 16    500000
 17    500000
 18    500000
 19    500000
 20    500000
 21    500000
 22    500000
 23    500000
 24    500000
 25    500000
 26    500000
 27    527129
 28    574146
 29    624602
 30    678889
 31    737618
 32    800925
 33    869196
 34    941630
 35   1019181
 36   1102571
 37   1191853
 38   1289353
 39   1394847
 40   1508793

   Not valid without current prospectus and must be accompanied by Compliance Report 1, the Disclosure page, the continuation of Compliance Report 2, and the
                          Supplemental Footnote page.

  Page 5 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                              COMPLIANCE REPORT 2
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

       Values Assume Use of Current Mortality with Assumed Interest Rates

                  (1)         (2)        (3)          (4)           (5)          (6)         (7)          (8)          (9)
                                                    PARTIAL
                                                   SURRENDER     SURRENDER     ACCOUNT      DEATH      SURRENDER     ACCOUNT
                 TOTAL      PREMIUM                   FR.          VALUE        VALUE      BENEFIT       VALUE        VALUE
POL.    AGE     POLICY      ACCUM.      ANNUAL      INSUR.         @ 0%         @ 0%        @ 0%         @ 12%        @ 12%
YR.     EOY     PREMIUM      @ 5%        LOAN      CONTRACT       (GROSS)      (GROSS)     (GROSS)      (GROSS)      (GROSS)
---     ---     -------     -------     ------     ---------     ---------     -------     -------     ---------     -------
41      86        5000       671159        0           0             0            0           0          1399823     1399823
42      87        5000       709967        0           0             0            0           0          1531849     1531849
43      88        5000       750715        0           0             0            0           0          1675705     1675705
44      89        5000       793501        0           0             0            0           0          1832638     1832638
45      90        5000       838426        0           0             0            0           0          2004249     2004249
46      91        5000       885597        0           0             0            0           0          2192249     2192249
47      92        5000       935127        0           0             0            0           0          2399973     2399973
48      93        5000       987133        0           0             0            0           0          2631476     2631476
49      94        5000      1041740        0           0             0            0           0          2892877     2892877
50      95        5000      1099077        0           0             0            0           0          3193612     3193612

      (10)

      DEATH
     BENEFIT
POL   @ 12%
YR.  (GROSS)
---  -------

41   1632194
42   1765689
43   1909801
44   2065749
45   2234136
46   2415201
47   1610210
48   2820416
49   3046488
50   2289420

Assume current charges and a gross investment return of 0.00%, contract lapses after age 72. Assuming current charges and a gross investment return of 12.00%. This contract matures at anniversary at age 95. This is an illustration, not a contract. For presentation in Arizona, the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policyholder, and the different investment rates of return achieved by the sub account chosen by the Policyholder. The Surrender Value, Account Value and Benefit Payable at Death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Prepared by: Agent                                        Date prepared: 11/6/96

   Not valid without current prospectus and must be accompanied by Compliance
           Report 1, Disclosure page, and Supplemental Footnote page.

  Page 6 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT

            Additional Riders and Benefits Included in This Proposal

             ------------------------------------------------------

                                      NONE

             ------------------------------------------------------
                             From Year 0 to Year 0

    This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

    This illustration has been checked against federal tax law relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or target death benefit and/or a change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

    Values shown on this illustration are based on a policy owner tax bracket of 0.00%.

    Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

    The policy's surrender value includes any sales charge refund on full surrender. The sales charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule:

   Year 1-100%
    Year 2-66.67%
    Year 3-33.33%

    Premiums less the following deductions are added to the account value. (1) A premium tax charge of 2.00% of gross premiums in all years. (2) A sales charge on the gross premium equals to 9% up to the target premium in Years 1-10.0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years. (3) A DAC tax charge of 1.25% of gross premiums in all years.

Refer to Prospectus

  Page 7 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                     MONY LIFE INSURANCE COMPANY OF AMERICA

                             SUPPLEMENTAL FOOTNOTE
                                               ...CONTINUATION

Insured Name, Male, Non-Smoker, Age 45                      Tax Bracket %: 0.00% (ee)/0.00% (er)
Initial Target Death Benefit: $500,000                      Loan Interest %: 4.6 in arrears
Initial Specified Amount: $500,000                          Gross Rate Basis %: 12.0% (11.3% Initial NET)
Annual Premium: $5,000.00                                   Cost of Money %: 0.00%
Initial Death Benefit Option: Option I                      Definition of Life Insurance: CVAT
Underwriting Class: Guaranteed Issue

    Those columns assuming guaranteed charges use the current monthly mortality charges and current charges for rider benefits if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed charges for monthly mortality charges, rider benefits if any, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

    The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

    The difference between the account value and the value upon surrender is any outstanding debt plus any applicable sales charge refund. A partial surrender, the surrender amount and the partial surrender fee ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the account value and the value upon surrender.

    A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. After the 10th policy anniversary the annual interest rate applicable to the loan account will be 0.30% higher than the rate applicable to policies in the same type which have not reached their 10th policy anniversary. This increase is anticipated but not guaranteed. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, the loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

    An administrative charge is deducted each month. During the first 36 policy months the charge is $10.50 per month, thereafter, the charge is $7.50 per month.

Refer to Prospectus

  Page 8 of 8 Page Illustration. This Illustration is not valid without all 8 pages.

                                    PART II

                    (INFORMATION NOT REQUIRED IN PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATIONS RELATING TO SECTION 26
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MONY LIFE INSURANCE COMPANY OF AMERICA, HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 5 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND THE STATE OF NEW YORK, ON THIS 2ND DAY OF MARCH, 1998.


                                    MONY America Variable Account L of
                                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                    By:          /s/ MICHAEL I. ROTH

                                       -----------------------------------------
                                        MICHAEL I. ROTH, DIRECTOR, CHAIRMAN OF
                                         THE BOARD AND CHIEF EXECUTIVE OFFICER

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 5 TO THE REGISTRATION STATEMENT HAS BEEN DULY SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.


                   SIGNATURE                                                               DATE
                   ---------                                                               ----
              /s/ MICHAEL I. ROTH                  Director, Chairman of the Board
------------------------------------------------     and Chief Executive Officer
                MICHAEL I. ROTH

               /s/ SAMUEL J. FOTI                      Director, President and
------------------------------------------------       Chief Operating Officer
                 SAMUEL J. FOTI

              /s/ RICHARD DADDARIO                    Director, Vice President
------------------------------------------------           and Controller
                RICHARD DADDARIO                      (Principal Financial and
                                                         Accounting Officer)

             /s/ KENNETH M. LEVINE                          Director and               March 2, 1998
------------------------------------------------      Executive Vice President
               KENNETH M. LEVINE

             /s/ RICHARD E. CONNORS                           Director
------------------------------------------------
               RICHARD E. CONNORS

              /s/ STEPHEN J. HALL                             Director
------------------------------------------------
                STEPHEN J. HALL

                                 EXHIBIT INDEX


 7.      Consent of Coopers & Lybrand L.L.P. as to financial
         statements of MONY America Variable Account L. and MONY Life
         Insurance Company of America.
 27      Financial Date Schedule